UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:

The following 8 series of Wells Fargo Funds Trust have a January 31 fiscal year end:

Wells Fargo 100% Treasury Money Market Fund, Wells Fargo Cash Investment Money Market Fund, Wells Fargo Government Money Market Fund, Wells Fargo Heritage Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Municipal Cash Management Money Market Fund, Wells Fargo National Tax-Free Money Market Fund, and Wells Fargo Treasury Plus Money Market Fund.

The following 11 series of Wells Fargo Funds Trust have a July 31 fiscal year end:

Wells Fargo Capital Growth Fund, Wells Fargo Disciplined U.S. Core Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Growth Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Cap Core Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Large Company Value Fund, Wells Fargo Low Volatility U.S. Equity, Wells Fargo Omega Growth Fund, and Wells Fargo Premier Large Company Growth Fund.

Date of reporting period: April 30, 2018

ITEM 1.	INVESTMENTS

Wells Fargo Capital Growth Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 100.42%

Consumer Discretionary : 15.20%

Auto Components : 1.41%
Aptiv plc	32,850	$2,778,453

Automobiles : 1.12%
Ferrari NV	18,000	2,208,240

Internet & Direct Marketing Retail : 9.69%
Amazon.com Incorporated †	9,455	14,807,759
Netflix Incorporated †	13,950	4,358,817

		19,166,576

Specialty Retail : 2.98%
The Home Depot Incorporated	31,883	5,891,978

Consumer Staples : 1.13%

Food Products : 1.13%
Lamb Weston Holdings Incorporated	34,300	2,240,476

Energy : 1.14%

Oil, Gas & Consumable Fuels : 1.14%
Pioneer Natural Resources Company	11,200	2,257,360

Financials : 5.62%

Capital Markets : 5.62%
Intercontinental Exchange Incorporated	60,025	4,349,412
Raymond James Financial Incorporated	44,950	4,034,263
S&P Global Incorporated	14,413	2,718,292

		11,101,967

Health Care : 14.33%

Biotechnology : 2.24%
Celgene Corporation †	32,400	2,822,040
Exelixis Incorporated †	77,150	1,606,263

		4,428,303

Health Care Equipment & Supplies : 5.41%
Baxter International Incorporated	37,050	2,574,975
Boston Scientific Corporation †	113,750	3,266,900
Edwards Lifesciences Corporation †	21,300	2,712,768
Hologic Incorporated †	55,350	2,147,027

		10,701,670

Health Care Providers & Services : 5.40%
UnitedHealth Group Incorporated	45,150	10,673,460

Life Sciences Tools & Services : 1.28%
Illumina Incorporated †	10,450	2,517,719

Industrials : 12.84%

Aerospace & Defense : 2.58%
BWX Technologies Incorporated	30,100	2,040,780
Northrop Grumman Corporation	9,500	3,059,380

		5,100,160

1

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Capital Growth Fund

Security name	Shares	Value
Commercial Services & Supplies : 5.22%
Cintas Corporation	26,100	$4,444,830
Waste Connections Incorporated	81,180	5,869,314

		10,314,144

Electrical Equipment : 0.98%
Rockwell Automation Incorporated	11,850	1,949,681

Professional Services : 1.20%
TransUnion †	36,473	2,367,462

Road & Rail : 2.86%
Union Pacific Corporation	42,350	5,659,231

Information Technology : 43.11%

Internet Software & Services : 11.47%
Alibaba Group Holding Limited ADR †	13,400	2,392,436
Alphabet Incorporated Class A †	10,758	10,957,884
Facebook Incorporated Class A †	20,474	3,521,528
MercadoLibre Incorporated	6,900	2,343,309
Tencent Holdings Limited ADR	70,650	3,471,035

		22,686,192

IT Services : 14.71%
Black Knight Incorporated †	53,750	2,614,938
Fidelity National Information Services Incorporated	28,500	2,706,645
First Data Corporation Class A †	257,350	4,658,035
FleetCor Technologies Incorporated †	20,600	4,269,968
PayPal Holdings Incorporated †	23,550	1,757,066
Total System Services Incorporated	25,750	2,164,545
Visa Incorporated Class A	85,933	10,903,179

		29,074,376

Semiconductors & Semiconductor Equipment : 0.94%
Infineon Technologies AG ADR	72,550	1,860,182

Software : 15.99%
Activision Blizzard Incorporated	45,600	3,025,560
Autodesk Incorporated †	17,650	2,222,135
Electronic Arts Incorporated †	24,150	2,849,217
Microsoft Corporation	139,650	13,060,068
Nintendo Company Limited	54,100	2,839,168
Salesforce.com Incorporated †	43,130	5,218,299
ServiceNow Incorporated †	14,430	2,397,400

		31,611,847

Materials : 6.17%

Chemicals : 4.36%
Air Products & Chemicals Incorporated	27,800	4,511,662
The Sherwin-Williams Company	11,200	4,117,792

		8,629,454

Construction Materials : 1.81%
Vulcan Materials Company	32,000	3,574,080

Real Estate : 0.88%

Equity REITs : 0.88%
SBA Communications Corporation †	10,800	1,730,480

Total Common Stocks (Cost $128,123,702)		198,523,491

2

Wells Fargo Capital Growth Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 0.16%

Investment Companies : 0.16%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.59%	311,374	$311,374

Total Short-Term Investments (Cost $311,374)				311,374

Total investments in securities (Cost $128,435,076)	100.58%			198,834,865

Other assets and liabilities, net	(0.58)			(1,138,753)

Total net assets	100.00%			$197,696,112

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR            American depositary receipt

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC*	695,935	74,040,722	74,736,657	0
Wells Fargo Government Money Market Fund Select Class	3,766,873	55,332,598	58,788,097	311,374	$311,374

					$311,374	0.16%

*	No longer held at the end of the period

Wells Fargo Capital Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$30,045,247	$0	$0	$30,045,247
Consumer staples	2,240,476	0	0	2,240,476
Energy	2,257,360	0	0	2,257,360
Financials	11,101,967	0	0	11,101,967
Health care	28,321,152	0	0	28,321,152
Industrials	25,390,678	0	0	25,390,678
Information technology	85,232,597	0	0	85,232,597
Materials	12,203,534	0	0	12,203,534
Real estate	1,730,480	0	0	1,730,480
Short-term investments
Investment companies	311,374	0	0	311,374

Total assets	$198,834,865	$0	$0	$198,834,865

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 99.22%

Consumer Discretionary : 12.29%

Automobiles : 0.71%
Ford Motor Company	798,644	$8,976,759

Hotels, Restaurants & Leisure : 0.84%
Carnival Corporation	115,657	7,293,330
Royal Caribbean Cruises Limited	31,137	3,368,712

		10,662,042

Household Durables : 0.26%
NVR Incorporated †	1,084	3,360,400

Internet & Direct Marketing Retail : 2.72%
Amazon.com Incorporated †	19,041	29,820,681
Nutrisystem Incorporated	159,483	4,625,007

		34,445,688

Media : 3.24%
Comcast Corporation Class A	455,046	14,283,894
News Corporation Class A	240,027	3,835,631
The Walt Disney Company	129,636	13,006,380
Time Warner Incorporated	48,117	4,561,492
Twenty-First Century Fox Incorporated Class A	144,710	5,290,598

		40,977,995

Multiline Retail : 1.20%
Big Lots Stores Incorporated «	63,890	2,712,131
Kohl’s Corporation	19,297	1,198,730
Macy’s Incorporated	233,785	7,263,700
Target Corporation	54,622	3,965,557

		15,140,118

Specialty Retail : 3.32%
Best Buy Company Incorporated	110,177	8,431,846
GameStop Corporation Class A «	550,932	7,520,222
Ross Stores Incorporated	48,634	3,932,059
The Home Depot Incorporated	100,711	18,611,393
The TJX Companies Incorporated	41,848	3,550,803

		42,046,323

Consumer Staples : 5.95%

Beverages : 1.10%
Molson Coors Brewing Company Class B	95,653	6,814,320
The Coca-Cola Company	165,913	7,169,101

		13,983,421

Food & Staples Retailing : 2.19%
The Kroger Company	285,144	7,182,777
Wal-Mart Stores Incorporated	156,295	13,825,856
Walgreens Boots Alliance Incorporated	100,406	6,671,979

		27,680,612

Food Products : 1.56%
General Mills Incorporated	56,109	2,454,208
Sanderson Farms Incorporated «	50,982	5,667,159
The Hershey Company	40,877	3,758,231
Tyson Foods Incorporated Class A	112,268	7,869,987

		19,749,585

1

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name	Shares	Value
Household Products : 1.10%
Kimberly-Clark Corporation	87,237	$9,032,519
The Procter & Gamble Company	66,970	4,844,610

		13,877,129

Energy : 6.14%

Energy Equipment & Services : 0.39%
Schlumberger Limited	72,203	4,950,238

Oil, Gas & Consumable Fuels : 5.75%
Chevron Corporation	167,385	20,941,537
Exxon Mobil Corporation	318,534	24,766,019
Kinder Morgan Incorporated	528,823	8,365,980
Marathon Petroleum Corporation	44,956	3,367,654
ONEOK Incorporated	79,952	4,814,709
Valero Energy Corporation	95,387	10,581,280

		72,837,179

Financials : 14.82%

Banks : 6.00%
Bank of America Corporation	531,116	15,890,991
Citigroup Incorporated	245,337	16,749,157
Citizens Financial Group Incorporated	87,328	3,623,239
JPMorgan Chase & Company	218,411	23,758,749
People’s United Financial Incorporated	169,365	3,097,686
PNC Financial Services Group Incorporated	25,911	3,772,901
Popular Incorporated	103,269	4,780,322
Regions Financial Corporation	231,328	4,325,834

		75,998,879

Capital Markets : 2.13%
Bank of New York Mellon Corporation	117,754	6,418,771
BGC Partners Incorporated Class A	469,940	6,278,398
Evercore Partners Incorporated Class A	86,983	8,807,029
Invesco Limited	94,781	2,745,806
State Street Corporation	26,618	2,655,944

		26,905,948

Consumer Finance : 0.43%
Synchrony Financial	162,118	5,377,454

Diversified Financial Services : 2.14%
Berkshire Hathaway Incorporated Class B †	140,052	27,132,274

Insurance : 3.88%
AFLAC Incorporated	205,105	9,346,635
Assured Guaranty Limited	202,541	7,350,213
FNF Group	72,652	2,675,773
MetLife Incorporated	209,358	9,980,096
Principal Financial Group Incorporated	76,790	4,547,504
Prudential Financial Incorporated	65,923	7,008,933
The Progressive Corporation	136,932	8,255,630

		49,164,784

Thrifts & Mortgage Finance : 0.24%
MGIC Investment Corporation †	301,448	3,020,509

2

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Shares	Value
Health Care : 15.77%

Biotechnology : 2.69%
AbbVie Incorporated	158,936	$15,345,271
Amgen Incorporated	66,736	11,644,097
Gilead Sciences Incorporated	97,254	7,024,656

		34,014,024

Health Care Equipment & Supplies : 2.16%
Abbott Laboratories	181,436	10,546,875
Baxter International Incorporated	120,505	8,375,098
Medtronic plc	105,582	8,460,286

		27,382,259

Health Care Providers & Services : 5.25%
Anthem Incorporated	48,333	11,406,105
Cigna Corporation	14,319	2,460,291
CVS Health Corporation	158,500	11,068,055
Humana Incorporated	29,155	8,576,818
Magellan Health Services Incorporated †	62,558	5,245,488
McKesson Corporation	48,458	7,569,624
UnitedHealth Group Incorporated	85,064	20,109,130

		66,435,511

Pharmaceuticals : 5.67%
Bristol-Myers Squibb Company	135,908	7,084,884
Eli Lilly & Company	47,383	3,841,340
Johnson & Johnson	203,209	25,703,906
Merck & Company Incorporated	273,854	16,121,785
Pfizer Incorporated	520,046	19,038,884

		71,790,799

Industrials : 9.03%

Aerospace & Defense : 2.03%
Huntington Ingalls Industries Incorporated	4,905	1,192,945
Northrop Grumman Corporation	10,863	3,498,321
The Boeing Company	53,206	17,747,393
United Technologies Corporation	27,128	3,259,429

		25,698,088

Air Freight & Logistics : 0.33%
FedEx Corporation	16,847	4,164,578

Airlines : 1.67%
Copa Holdings SA Class A	30,466	3,569,701
Delta Air Lines Incorporated	161,448	8,430,815
Hawaiian Holdings Incorporated	160,059	6,594,431
United Continental Holdings Incorporated †	38,214	2,580,974

		21,175,921

Commercial Services & Supplies : 0.80%
Herman Miller Incorporated	67,263	2,064,974
Waste Management Incorporated	99,184	8,062,667

		10,127,641

Construction & Engineering : 0.43%
MasTec Incorporated †	123,593	5,438,092

3

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name	Shares	Value
Electrical Equipment : 0.27%
AMETEK Incorporated	48,255	$3,368,199

Industrial Conglomerates : 1.06%
3M Company	28,217	5,485,103
Honeywell International Incorporated	55,111	7,973,459

		13,458,562

Machinery : 1.67%
Caterpillar Incorporated	60,042	8,667,663
Crane Company	44,983	3,762,378
Cummins Incorporated	37,435	5,984,359
Illinois Tool Works Incorporated	19,366	2,750,359

		21,164,759

Professional Services : 0.46%
Manpower Incorporated	60,406	5,782,062

Trading Companies & Distributors : 0.31%
Applied Industrial Technologies Incorporated	60,692	3,881,253

Information Technology : 24.17%

Communications Equipment : 1.78%
ARRIS International plc †	104,671	2,826,117
Cisco Systems Incorporated	445,058	19,711,619

		22,537,736

Internet Software & Services : 5.58%
Alphabet Incorporated Class A †	20,843	21,230,263
Alphabet Incorporated Class C †	21,809	22,186,950
Facebook Incorporated Class A †	158,225	27,214,700

		70,631,913

IT Services : 3.14%
Accenture plc Class A	78,237	11,829,434
International Business Machines Corporation	90,631	13,137,870
Total System Services Incorporated	86,464	7,268,164
Visa Incorporated Class A	59,181	7,508,885

		39,744,353

Semiconductors & Semiconductor Equipment : 3.40%
Applied Materials Incorporated	115,934	5,758,442
Intel Corporation	332,540	17,165,715
Lam Research Corporation	15,555	2,878,608
Micron Technology Incorporated †	186,687	8,583,868
NVIDIA Corporation	13,101	2,946,415
Texas Instruments Incorporated	55,973	5,677,341

		43,010,389

Software : 5.16%
Activision Blizzard Incorporated	56,217	3,729,998
Microsoft Corporation	505,545	47,278,568
Oracle Corporation	312,236	14,259,818

		65,268,384

Technology Hardware, Storage & Peripherals : 5.11%
Apple Incorporated	291,586	48,187,502
HP Incorporated	409,461	8,799,317
Western Digital Corporation	98,643	7,772,082

		64,758,901

4

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Shares	Value
Materials : 3.61%

Chemicals : 1.27%
Huntsman Corporation	246,345	$7,333,691
LyondellBasell Industries NV Class A	82,538	8,726,743

		16,060,434

Containers & Packaging : 0.52%
Avery Dennison Corporation	63,059	6,609,214

Metals & Mining : 1.28%
Freeport-McMoRan Incorporated	496,446	7,550,944
Newmont Mining Corporation	220,019	8,644,547

		16,195,491

Paper & Forest Products : 0.54%
Louisiana-Pacific Corporation	241,667	6,846,426

Real Estate : 3.54%

Equity REITs : 3.07%
American Tower Corporation	72,192	9,844,101
Equinix Incorporated	19,046	8,014,366
GGP Incorporated	302,751	6,051,992
Kimco Realty Corporation	228,247	3,311,864
Prologis Incorporated	58,200	3,777,762
Weyerhaeuser Company	213,098	7,837,744

		38,837,829

Real Estate Management & Development : 0.47%
CBRE Group Incorporated Class A †	131,179	5,943,720

Telecommunication Services : 1.65%

Diversified Telecommunication Services : 1.65%
AT&T Incorporated	521,258	17,045,137
Verizon Communications Incorporated	79,306	3,913,751

		20,958,888

Utilities : 2.25%

Electric Utilities : 1.34%
Exelon Corporation	243,042	9,643,907
Otter Tail Corporation	64,154	2,813,153
PG&E Corporation	97,839	4,510,378

		16,967,438

Multi-Utilities : 0.91%
CenterPoint Energy Incorporated	272,205	6,894,953
DTE Energy Company	43,591	4,594,486

		11,489,439

Total Common Stocks (Cost $973,276,933)		1,256,029,640

5

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name		Yield	Shares	Value
Short-Term Investments : 1.51%

Investment Companies : 1.51%
Securities Lending Cash Investment LLC (l)(r)(u)		1.96%	9,910,334	$9,911,325
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.59	9,194,661	9,194,661

Total Short-Term Investments (Cost $19,105,986)				19,105,986

Total investments in securities (Cost $992,382,919)	100.73%			1,275,135,626

Other assets and liabilities, net	(0.73)			(9,222,008)

Total net assets	100.00%			$1,265,913,618

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT             Real estate investment trust

6

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	13,021,998	107,960,522	111,072,186	9,910,334	$9,911,325
Wells Fargo Government Money Market Fund Select Class	5,020,581	155,648,094	151,474,014	9,194,661	9,194,661

					$19,105,986	1.51%

Wells Fargo Disciplined U.S. Core Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$155,609,325	$0	$0	$155,609,325
Consumer staples	86,358,802	0	0	86,358,802
Energy	77,787,417	0	0	77,787,417
Financials	187,599,848	0	0	187,599,848
Health care	188,554,538	0	0	188,554,538
Industrials	114,259,155	0	0	114,259,155
Information technology	305,951,676	0	0	305,951,676
Materials	45,711,565	0	0	45,711,565
Real estate	44,781,549	0	0	44,781,549
Telecommunication services	20,958,888	0	0	20,958,888
Utilities	28,456,877	0	0	28,456,877
Short-term investments
Investment companies	9,194,661	0	0	9,194,661
Investments measured at net asset value*				9,911,325

Total assets	$1,265,224,301	$0	$0	$1,275,135,626

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $9,911,325 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Endeavor Select Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 98.91%

Consumer Discretionary : 16.95%

Auto Components : 1.76%
Aptiv plc	32,200	$2,723,476

Automobiles : 1.47%
Ferrari NV	18,600	2,281,848

Internet & Direct Marketing Retail : 10.44%
Amazon.com Incorporated †	7,853	12,298,819
Netflix Incorporated †	12,300	3,843,258

		16,142,077

Specialty Retail : 3.28%
The Home Depot Incorporated	27,483	5,078,858

Financials : 7.10%

Capital Markets : 7.10%
Intercontinental Exchange Incorporated	56,715	4,109,569
Raymond James Financial Incorporated	44,000	3,949,000
S&P Global Incorporated	15,478	2,919,151

		10,977,720

Health Care : 13.85%

Biotechnology : 1.73%
Celgene Corporation †	30,679	2,672,141

Health Care Equipment & Supplies : 6.76%
Baxter International Incorporated	34,300	2,383,850
Boston Scientific Corporation †	103,000	2,958,160
Edwards Lifesciences Corporation †	19,600	2,496,256
Hologic Incorporated †	67,600	2,622,204

		10,460,470

Health Care Providers & Services : 5.36%
UnitedHealth Group Incorporated	35,100	8,297,640

Industrials : 11.22%

Aerospace & Defense : 1.54%
Northrop Grumman Corporation	7,400	2,383,096

Commercial Services & Supplies : 6.30%
Cintas Corporation	25,300	4,308,590
Waste Connections Incorporated	75,260	5,441,298

		9,749,888

Road & Rail : 3.38%
Union Pacific Corporation	39,100	5,224,933

Information Technology : 41.21%

Internet Software & Services : 12.24%
Alibaba Group Holding Limited ADR †	13,200	2,356,728
Alphabet Incorporated Class A †	7,399	7,536,473
Alphabet Incorporated Class C †	1,450	1,475,129
Facebook Incorporated Class A †	15,949	2,743,228
MercadoLibre Incorporated	6,400	2,173,504
Tencent Holdings Limited ADR	54,000	2,653,020

		18,938,082

1

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Endeavor Select Fund

Security name	Shares	Value
IT Services : 15.46%
Fidelity National Information Services Incorporated	25,600	$2,431,232
First Data Corporation Class A †	251,500	4,552,150
FleetCor Technologies Incorporated †	20,400	4,228,512
PayPal Holdings Incorporated †	23,600	1,760,796
Total System Services Incorporated	30,400	2,555,424
Visa Incorporated Class A	66,058	8,381,439

		23,909,553

Software : 13.51%
Activision Blizzard Incorporated	39,200	2,600,920
Electronic Arts Incorporated †	20,300	2,394,994
Microsoft Corporation	118,100	11,044,712
Salesforce.com Incorporated †	40,100	4,851,699

		20,892,325

Materials : 7.33%

Chemicals : 5.15%
Air Products & Chemicals Incorporated	24,400	3,959,876
The Sherwin-Williams Company	10,900	4,007,494

		7,967,370

Construction Materials : 2.18%
Vulcan Materials Company	30,200	3,373,038

Real Estate : 1.25%

Equity REITs : 1.25%
SBA Communications Corporation †	12,100	1,938,782

Total Common Stocks (Cost $98,814,576)		153,011,297

		Yield
Short-Term Investments : 1.37%

Investment Companies : 1.37%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.59%	2,115,230	2,115,230

Total Short-Term Investments (Cost $2,115,230)				2,115,230

Total investments in securities (Cost $100,929,806)	100.28%			155,126,527

Other assets and liabilities, net	(0.28)			(437,741)

Total net assets	100.00%			$154,688,786

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR             American depositary receipt

REIT             Real estate investment trust

2

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	4,487,680	52,800,148	55,172,598	2,115,230	2,115,230	1.37%

Wells Fargo Endeavor Select Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$26,226,259	$0	$0	$26,226,259
Financials	10,977,720	0	0	10,977,720
Health care	21,430,251	0	0	21,430,251
Industrials	17,357,917	0	0	17,357,917
Information technology	63,739,960	0	0	63,739,960
Materials	11,340,408	0	0	11,340,408
Real estate	1,938,782	0	0	1,938,782
Short-term investments
Investment companies	2,115,230	0	0	2,115,230

Total assets	$155,126,527	$0	$0	$155,126,527

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Growth Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 99.87%

Consumer Discretionary : 14.54%

Diversified Consumer Services : 0.63%
Bright Horizons Family Solutions Incorporated †	136,280	$12,930,246
Grand Canyon Education Incorporated †	150,700	15,671,293

		28,601,539

Hotels, Restaurants & Leisure : 1.00%
Norwegian Cruise Line Holdings Limited †	407,000	21,762,290
Royal Caribbean Cruises Limited	199,180	21,549,284
The Habit Restaurants Incorporated Class A †«	203,585	2,056,209

		45,367,783

Internet & Direct Marketing Retail : 8.05%
Amazon.com Incorporated †	210,870	330,249,833
Netflix Incorporated †	110,190	34,429,967

		364,679,800

Multiline Retail : 1.23%
Dollar Tree Incorporated †	579,310	55,550,036

Specialty Retail : 3.63%
Burlington Stores Incorporated †	708,900	96,304,065
Five Below Incorporated †	169,410	11,962,040
The Home Depot Incorporated	302,810	55,959,288

		164,225,393

Consumer Staples : 3.95%

Beverages : 1.81%
Constellation Brands Incorporated Class A	263,210	61,362,147
The Coca-Cola Company	480,200	20,749,442

		82,111,589

Food & Staples Retailing : 1.10%
Costco Wholesale Corporation	252,620	49,806,559

Personal Products : 1.04%
The Estee Lauder Companies Incorporated Class A	318,260	47,131,123

Energy : 1.32%

Energy Equipment & Services : 0.20%
Liberty Oilfield Services Class A †«	460,800	9,188,352

Oil, Gas & Consumable Fuels : 1.12%
Concho Resources Incorporated †	322,400	50,684,504

Financials : 8.21%

Capital Markets : 7.74%
CME Group Incorporated	454,160	71,611,949
MarketAxess Holdings Incorporated	548,071	108,863,343
Morgan Stanley	1,099,630	56,762,901
Raymond James Financial Incorporated	466,340	41,854,015
TD Ameritrade Holding Corporation	431,600	25,071,644
The Charles Schwab Corporation	834,000	46,437,120

		350,600,972

1

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Growth Fund

Security name	Shares	Value
Thrifts & Mortgage Finance : 0.47%
LendingTree Incorporated †«	88,490	$21,096,016

Health Care : 8.83%

Biotechnology : 2.53%
Alexion Pharmaceuticals Incorporated †	83,400	9,810,342
Neurocrine Biosciences Incorporated †	377,740	30,627,159
Sage Therapeutics Incorporated †	42,700	6,145,384
Spark Therapeutics Incorporated †«	81,830	6,245,266
Vertex Pharmaceuticals Incorporated †	401,800	61,539,688

		114,367,839

Health Care Equipment & Supplies : 4.03%
Boston Scientific Corporation †	2,913,770	83,683,474
Edwards Lifesciences Corporation †	362,480	46,165,453
ICU Medical Incorporated †	53,980	13,586,766
Nevro Corporation †	355,463	31,764,174
Stryker Corporation	42,600	7,217,292

		182,417,159

Health Care Technology : 1.57%
Veeva Systems Incorporated Class A †	1,013,000	71,041,690

Pharmaceuticals : 0.70%
Zoetis Incorporated	381,120	31,815,898

Industrials : 13.97%

Aerospace & Defense : 1.49%
The Boeing Company	202,130	67,422,483

Air Freight & Logistics : 1.66%
FedEx Corporation	45,370	11,215,464
XPO Logistics Incorporated †	655,722	63,709,950

		74,925,414

Airlines : 0.73%
Southwest Airlines Company	625,400	33,039,882

Commercial Services & Supplies : 3.48%
Casella Waste Systems Incorporated Class A †	476,900	11,688,819
Copart Incorporated †	384,870	19,659,160
KAR Auction Services Incorporated	962,090	50,019,059
Waste Connections Incorporated	1,056,305	76,370,852

		157,737,890

Industrial Conglomerates : 0.37%
Roper Industries Incorporated	64,240	16,971,566

Machinery : 2.23%
Fortive Corporation	167,710	11,791,690
John Bean Technologies Corporation	99,800	10,753,450
Milacron Holdings Corporation †(l)	3,858,235	69,563,977
Nordson Corporation	66,730	8,581,478
REV Group Incorporated	4,608	83,174

		100,773,769

Road & Rail : 4.01%
CSX Corporation	122,380	7,268,148
Norfolk Southern Corporation	682,840	97,967,055
Union Pacific Corporation	572,660	76,524,556

		181,759,759

2

Wells Fargo Growth Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Shares	Value
Information Technology : 44.80%

Internet Software & Services : 13.78%
2U Incorporated †	239,610	$19,286,209
Alibaba Group Holding Limited ADR †	198,910	35,513,391
Alphabet Incorporated Class A †	243,815	248,345,083
Alphabet Incorporated Class C †	23,090	23,490,150
Docusign Incorporated †	32,255	1,246,011
Envestnet Incorporated †	1,486,770	80,731,611
Facebook Incorporated Class A †	885,900	152,374,800
MercadoLibre Incorporated	45,900	15,588,099
MongoDB Incorporated †«	490,920	17,668,211
New Relic Incorporated †	144,360	10,089,320
Shopify Incorporated Class A †	91,560	12,235,163
Twilio Incorporated Class A †«	177,030	7,472,436

		624,040,484

IT Services : 10.85%
Euronet Worldwide Incorporated †	166,980	13,042,808
Global Payments Incorporated	601,970	68,052,709
MasterCard Incorporated Class A	740,070	131,932,279
PayPal Holdings Incorporated †	1,230,090	91,777,015
Square Incorporated Class A †	598,450	28,330,623
Switch Incorporated Class A «	987,310	14,069,168
Visa Incorporated Class A	1,134,760	143,978,349

		491,182,951

Semiconductors & Semiconductor Equipment : 7.76%
Broadcom Incorporated	56,890	13,051,704
Microchip Technology Incorporated «	1,961,390	164,089,887
Monolithic Power Systems Incorporated	595,270	69,706,117
NVIDIA Corporation	156,400	35,174,360
Texas Instruments Incorporated	684,880	69,467,378

		351,489,446

Software : 10.25%
Activision Blizzard Incorporated	292,230	19,389,461
Adobe Systems Incorporated †	127,820	28,324,912
BlackLine Incorporated †	434,480	17,987,472
Ceridian HCM Holding Incorporated †	112,259	3,545,139
Electronic Arts Incorporated †	258,570	30,506,089
Microsoft Corporation	1,441,300	134,790,376
Pivotal Software Incorporated Class A †	620,764	11,198,583
Proofpoint Incorporated †	703,940	83,022,684
SailPoint Technologies Holdings Incorporated †	244,571	5,891,715
Salesforce.com Incorporated †	332,480	40,226,755
ServiceNow Incorporated †	109,190	18,140,827
Smartsheet Incorporated Class A †	98,881	1,908,403
Splunk Incorporated †	204,350	20,976,528
Ultimate Software Group Incorporated †	192,320	46,141,414
Zscaler Incorporated †	58,842	1,758,787

		463,809,145

Technology Hardware, Storage & Peripherals : 2.16%
Apple Incorporated	592,090	97,848,793

3

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Growth Fund

Security name			Shares	Value
Materials : 3.70%

Chemicals : 3.70%
Air Products & Chemicals Incorporated			104,600	$16,975,534
PolyOne Corporation			1,555,863	65,112,867
Praxair Incorporated			559,860	85,389,847

				167,478,248

Real Estate : 0.55%

Equity REITs : 0.55%
American Tower Corporation			67,570	9,213,845
Equinix Incorporated			25,770	10,843,758
SBA Communications Corporation †			28,730	4,603,405

				24,661,008

Total Common Stocks (Cost $2,275,002,751)				4,521,827,090

		Yield
Short-Term Investments : 1.57%

Investment Companies : 1.57%
Securities Lending Cash Investment LLC (l)(r)(u)		1.96%	47,202,310	47,207,030
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.59	23,774,974	23,774,974

Total Short-Term Investments (Cost $70,977,664)				70,982,004

Total investments in securities (Cost $2,345,980,415)	101.44%			4,592,809,094

Other assets and liabilities, net	(1.44)			(65,119,474)

Total net assets	100.00%			$4,527,689,620

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR            American depositary receipt

REIT           Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stock
Consumer Discretionary
Hotels, Restaurants, & Leisure
The Habit Restaurants Incorporated Class A*	1,735,600	51,000	1,583,015	203,585	$2,056,209
Industrials
Machinery
Milacron Holdings Corporation	688,196	3,269,419	99,380	3,858,235	69,563,977
					71,620,186	1.59%

Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	92,492,281	1,028,632,079	1,073,922,050	47,202,310	47,207,030
Wells Fargo Government Money Market Fund Select Class	36,046,917	767,350,496	779,622,439	23,774,974	23,774,974
					70,982,004	1.57

					$142,602,190	3.16%

*	No longer an affiliate of the Fund at the end of period

Wells Fargo Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$658,424,551	$0	$0	$658,424,551
Consumer staples	179,049,271	0	0	179,049,271
Energy	59,872,856	0	0	59,872,856
Financials	371,696,988	0	0	371,696,988
Health care	399,642,586	0	0	399,642,586
Industrials	632,630,763	0	0	632,630,763
Information technology	2,028,370,819	0	0	2,028,370,819
Materials	167,478,248	0	0	167,478,248
Real estate	24,661,008	0	0	24,661,008
Short-term investments
Investment companies	23,774,974	0	0	23,774,974
Investments measured at net asset value*				47,207,030

Total assets	$4,545,602,064	$0	$0	$4,592,809,094

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $47,207,030 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Intrinsic Value Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 99.70%

Consumer Discretionary : 9.57%

Media : 4.43%
Comcast Corporation Class A	631,785	$19,831,731
The Walt Disney Company	194,300	19,494,119

		39,325,850

Specialty Retail : 5.14%
Advance Auto Parts Incorporated	199,500	22,832,775
The TJX Companies Incorporated	269,700	22,884,045

		45,716,820

Consumer Staples : 7.80%

Beverages : 2.44%
Anheuser-Busch InBev NV ADR «	216,000	21,617,280

Food Products : 5.36%
Mondelez International Incorporated Class A	545,800	21,559,100
Nestle SA ADR	191,200	14,791,232
TreeHouse Foods Incorporated †	292,800	11,272,800

		47,623,132

Energy : 10.74%

Energy Equipment & Services : 3.53%
Schlumberger Limited	301,000	20,636,560
TechnipFMC plc	326,100	10,748,256

		31,384,816

Oil, Gas & Consumable Fuels : 7.21%
Chevron Corporation	153,300	19,179,363
Concho Resources Incorporated †	127,300	20,012,833
EOG Resources Incorporated	210,200	24,839,334

		64,031,530

Financials : 23.76%

Banks : 10.22%
Bank of America Corporation	540,900	16,183,728
BB&T Corporation	492,300	25,993,440
CIT Group Incorporated	456,000	24,145,200
US Bancorp	485,000	24,468,250

		90,790,618

Capital Markets : 3.62%
Intercontinental Exchange Incorporated	179,989	13,042,003
UBS Group AG «	1,135,500	19,076,400

		32,118,403

Consumer Finance : 2.82%
Synchrony Financial	755,900	25,073,203

Insurance : 7.10%
American International Group Incorporated	365,000	20,440,000
Aon plc	147,500	21,014,325
The Allstate Corporation	221,200	21,637,784

		63,092,109

1

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Intrinsic Value Fund

Security name	Shares	Value
Health Care : 11.25%

Biotechnology : 2.14%
Gilead Sciences Incorporated	262,700	$18,974,821

Health Care Equipment & Supplies : 1.65%
Abbott Laboratories	253,000	14,706,890

Health Care Providers & Services : 2.22%
Cigna Corporation	114,600	19,690,572

Pharmaceuticals : 5.24%
Eli Lilly & Company	235,000	19,051,450
Merck & Company Incorporated	467,200	27,504,064

		46,555,514

Industrials : 10.97%

Aerospace & Defense : 2.04%
General Dynamics Corporation	89,900	18,097,769

Air Freight & Logistics : 1.95%
United Parcel Service Incorporated Class B	152,400	17,297,400

Electrical Equipment : 1.00%
Sensata Technologies Holding plc †	175,900	8,921,648

Industrial Conglomerates : 2.89%
Honeywell International Incorporated	177,100	25,622,828

Trading Companies & Distributors : 3.09%
AerCap Holdings NV †	527,100	27,477,723

Information Technology : 16.47%

Communications Equipment : 6.30%
Cisco Systems Incorporated	636,300	28,181,727
Motorola Solutions Incorporated	253,100	27,797,973

		55,979,700

Internet Software & Services : 3.37%
Alphabet Incorporated Class C †	29,400	29,909,502

IT Services : 2.08%
Accenture plc Class A	122,400	18,506,880

Software : 3.78%
Microsoft Corporation	337,700	31,581,704
Oracle Corporation	43,261	1,975,730

		33,557,434

Technology Hardware, Storage & Peripherals : 0.94%
Apple Incorporated	50,400	8,329,104

Materials : 2.62%

Construction Materials : 2.62%
Vulcan Materials Company	208,300	23,265,027

2

Wells Fargo Intrinsic Value Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name			Shares	Value
Real Estate : 0.92%

Equity REITs : 0.92%
Crown Castle International Corporation			81,000	$8,170,470

Telecommunication Services : 2.71%

Diversified Telecommunication Services : 2.71%
Verizon Communications Incorporated			488,100	24,087,735

Utilities : 2.89%

Electric Utilities : 1.98%
NextEra Energy Incorporated			107,500	17,620,325

Multi-Utilities : 0.91%
WEC Energy Group Incorporated			124,900	8,028,572

Total Common Stocks (Cost $722,025,410)				885,573,675

		Yield
Short-Term Investments : 0.86%

Investment Companies : 0.86%
Securities Lending Cash Investment LLC (l)(r)(u)		1.96%	4,768,923	4,769,400
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.59	2,894,210	2,894,210

Total Short-Term Investments (Cost $7,663,610)				7,663,610

Total investments in securities (Cost $729,689,020)	100.56%			893,237,285

Other assets and liabilities, net	(0.56)			(4,991,939)

Total net assets	100.00%			$888,245,346

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR             American depositary receipt

REIT            Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	17,030,618	404,215,764	416,477,459	4,768,923	$4,769,400
Wells Fargo Government Money Market Fund Select Class	9,318,825	132,186,781	138,611,396	2,894,210	2,894,210

					$7,663,610	0.86%

Wells Fargo Intrinsic Value Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$85,042,670	$0	$0	$85,042,670
Consumer staples	69,240,412	0	0	69,240,412
Energy	95,416,346	0	0	95,416,346
Financials	211,074,333	0	0	211,074,333
Health care	99,927,797	0	0	99,927,797
Industrials	97,417,368	0	0	97,417,368
Information technology	146,282,620	0	0	146,282,620
Materials	23,265,027	0	0	23,265,027
Real estate	8,170,470	0	0	8,170,470
Telecommunication services	24,087,735	0	0	24,087,735
Utilities	25,648,897	0	0	25,648,897
Short-term investments
Investment companies	2,894,210	0	0	2,894,210
Investments measured at net asset value*				4,769,400

Total assets	$888,467,885	$0	$0	$893,237,285

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $4,769,400 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Large Cap Core Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 99.09%

Consumer Discretionary : 11.96%

Auto Components : 2.44%
Lear Corporation	143,686	$26,864,971

Automobiles : 1.70%
General Motors Company	507,785	18,656,021

Media : 1.57%
Comcast Corporation Class A	552,123	17,331,141

Multiline Retail : 2.24%
Target Corporation	339,847	24,672,892

Specialty Retail : 4.01%
The Home Depot Incorporated	141,165	26,087,292
The TJX Companies Incorporated	212,912	18,065,583

		44,152,875

Consumer Staples : 7.44%

Food & Staples Retailing : 5.79%
Costco Wholesale Corporation	119,086	23,478,996
Sysco Corporation	317,370	19,848,320
Wal-Mart Stores Incorporated	231,275	20,458,587

		63,785,903

Food Products : 1.65%
Tyson Foods Incorporated Class A	259,197	18,169,710

Energy : 5.58%

Oil, Gas & Consumable Fuels : 5.58%
Chevron Corporation	153,465	19,200,006
Exxon Mobil Corporation	192,900	14,997,975
Valero Energy Corporation	245,697	27,255,168

		61,453,149

Financials : 12.12%

Banks : 6.49%
Bank of America Corporation	780,018	23,338,139
Citizens Financial Group Incorporated	492,977	20,453,616
JPMorgan Chase & Company	253,734	27,601,185

		71,392,940

Capital Markets : 2.02%
Raymond James Financial Incorporated	248,281	22,283,220

Insurance : 3.61%
Lincoln National Corporation	286,362	20,228,612
Prudential Financial Incorporated	183,182	19,475,910

		39,704,522

Health Care : 17.98%

Biotechnology : 3.28%
AbbVie Incorporated	192,219	18,558,744
Amgen Incorporated	100,870	17,599,798

		36,158,542

1

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Large Cap Core Fund

Security name	Shares	Value
Health Care Equipment & Supplies : 4.08%
Abbott Laboratories	374,890	$21,792,356
Baxter International Incorporated	333,196	23,157,122

		44,949,478

Health Care Providers & Services : 7.13%
Aetna Incorporated	127,261	22,786,082
Centene Corporation †	263,276	28,586,508
UnitedHealth Group Incorporated	114,745	27,125,718

		78,498,308

Life Sciences Tools & Services : 1.78%
Agilent Technologies Incorporated	297,455	19,554,692

Pharmaceuticals : 1.71%
Johnson & Johnson	148,559	18,791,228

Industrials : 10.53%

Aerospace & Defense : 1.94%
Northrop Grumman Corporation	66,481	21,409,541

Airlines : 1.65%
Delta Air Lines Incorporated	348,460	18,196,581

Construction & Engineering : 1.62%
EMCOR Group Incorporated	241,966	17,806,278

Machinery : 3.49%
Cummins Incorporated	123,203	19,695,232
Stanley Black & Decker Incorporated	132,222	18,721,313

		38,416,545

Trading Companies & Distributors : 1.83%
Applied Industrial Technologies Incorporated	314,399	20,105,816

Information Technology : 24.27%

Communications Equipment : 1.96%
Cisco Systems Incorporated	487,353	21,584,864

Electronic Equipment, Instruments & Components : 1.63%
Jabil Circuit Incorporated	675,518	17,968,779

Internet Software & Services : 1.89%
Alphabet Incorporated Class C †	20,502	20,857,300

Semiconductors & Semiconductor Equipment : 6.38%
Intel Corporation	440,507	22,738,971
NVIDIA Corporation	115,461	25,967,179
ON Semiconductor Corporation †	974,179	21,509,872

		70,216,022

Software : 4.91%
Microsoft Corporation	276,950	25,900,364
VMware Incorporated Class A †«	210,940	28,109,864

		54,010,228

2

Wells Fargo Large Cap Core Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name			Shares	Value
Technology Hardware, Storage & Peripherals : 7.50%
Apple Incorporated			169,991	$28,092,713
HP Incorporated			985,641	21,181,425
NetApp Incorporated			499,276	33,241,796

				82,515,934

Materials : 4.09%

Chemicals : 1.91%
Huntsman Corporation			704,456	20,971,655

Containers & Packaging : 2.18%
Avery Dennison Corporation			229,026	24,004,215

Real Estate : 3.61%

Equity REITs : 3.61%
American Tower Corporation			144,571	19,713,702
Prologis Incorporated			309,320	20,077,961

				39,791,663

Utilities : 1.51%

Multi-Utilities : 1.51%
CenterPoint Energy Incorporated			656,229	16,622,279

Total Common Stocks (Cost $814,033,528)				1,090,897,292

		Yield
Short-Term Investments : 3.24%

Investment Companies : 3.24%
Securities Lending Cash Investment LLC (l)(r)(u)		1.96%	26,536,455	26,539,109
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.59	9,173,201	9,173,201

Total Short-Term Investments (Cost $35,712,310)				35,712,310

Total investments in securities (Cost $849,745,838)	102.33%			1,126,609,602

Other assets and liabilities, net	(2.33)			(25,685,781)

Total net assets	100.00%			$1,100,923,821

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT             Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	19,847,049	139,527,729	132,838,323	26,536,455	$26,539,109
Wells Fargo Government Money Market Fund Select Class	7,987,308	86,976,666	85,790,773	9,173,201	9,173,201

					$35,712,310	3.24%

Wells Fargo Large Cap Core Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$131,677,900	$0	$0	$131,677,900
Consumer staples	81,955,613	0	0	81,955,613
Energy	61,453,149	0	0	61,453,149
Financials	133,380,682	0	0	133,380,682
Health care	197,952,248	0	0	197,952,248
Industrials	115,934,761	0	0	115,934,761
Information technology	267,153,127	0	0	267,153,127
Materials	44,975,870	0	0	44,975,870
Real estate	39,791,663	0	0	39,791,663
Utilities	16,622,279	0	0	16,622,279
Short-term investments
Investment companies	9,173,201	0	0	9,173,201
Investments measured at net asset value*				26,539,109

Total assets	$1,100,070,493	$0	$0	$1,126,609,602

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $26,539,109 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Large Cap Growth Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 99.55%

Consumer Discretionary : 14.75%

Auto Components : 0.22%
Visteon Corporation †	18,900	$2,351,916

Hotels, Restaurants & Leisure : 1.82%
Marriott International Incorporated Class A	54,100	7,394,388
Royal Caribbean Cruises Limited	110,700	11,976,633

		19,371,021

Internet & Direct Marketing Retail : 8.71%
Amazon.com Incorporated †	51,400	80,499,082
Netflix Incorporated †	38,500	12,029,710

		92,528,792

Multiline Retail : 2.09%
Dollar Tree Incorporated †	231,300	22,179,357

Specialty Retail : 1.91%
The Home Depot Incorporated	109,900	20,309,520

Consumer Staples : 4.43%

Beverages : 1.80%
Constellation Brands Incorporated Class A	34,400	8,019,672
The Coca-Cola Company	256,400	11,079,044

		19,098,716

Food & Staples Retailing : 1.13%
Costco Wholesale Corporation	61,050	12,036,618

Personal Products : 1.50%
The Estee Lauder Companies Incorporated Class A	107,700	15,949,293

Energy : 1.45%

Oil, Gas & Consumable Fuels : 1.45%
Concho Resources Incorporated †	97,800	15,375,138

Financials : 7.36%

Capital Markets : 6.80%
CME Group Incorporated	129,460	20,413,253
Morgan Stanley	340,540	17,578,675
Raymond James Financial Incorporated	87,400	7,844,150
The Charles Schwab Corporation	474,350	26,411,808

		72,247,886

Insurance : 0.56%
The Progressive Corporation	99,800	6,016,942

Health Care : 8.32%

Biotechnology : 1.53%
Vertex Pharmaceuticals Incorporated †	105,980	16,231,897

Health Care Equipment & Supplies : 4.12%
Baxter International Incorporated	109,400	7,603,300
Boston Scientific Corporation †	557,490	16,011,113
Edwards Lifesciences Corporation †	89,380	11,383,437
Stryker Corporation	51,600	8,742,072

		43,739,922

1

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Large Cap Growth Fund

Security name	Shares	Value
Life Sciences Tools & Services : 0.38%
Agilent Technologies Incorporated	61,800	$4,062,732

Pharmaceuticals : 2.29%
Bristol-Myers Squibb Company	61,900	3,226,847
Zoetis Incorporated	253,300	21,145,484

		24,372,331

Industrials : 14.13%

Aerospace & Defense : 1.94%
The Boeing Company	61,700	20,580,652

Air Freight & Logistics : 1.29%
FedEx Corporation	55,450	13,707,240

Airlines : 1.32%
Southwest Airlines Company	265,300	14,015,799

Commercial Services & Supplies : 2.27%
KAR Auction Services Incorporated	150,250	7,811,498
Waste Connections Incorporated	225,500	16,303,650

		24,115,148

Electrical Equipment : 1.05%
Rockwell Automation Incorporated	67,700	11,138,681

Industrial Conglomerates : 1.35%
3M Company	39,600	7,697,844
Roper Industries Incorporated	25,400	6,710,426

		14,408,270

Machinery : 0.86%
Fortive Corporation	130,300	9,161,393

Road & Rail : 4.05%
Norfolk Southern Corporation	167,310	24,003,966
Union Pacific Corporation	142,800	19,082,364

		43,086,330

Information Technology : 46.25%

Internet Software & Services : 11.93%
Alibaba Group Holding Limited ADR †	22,500	4,017,150
Alphabet Incorporated Class A †	41,800	42,576,644
Alphabet Incorporated Class C †	30,800	31,333,764
eBay Incorporated †	128,800	4,878,944
Facebook Incorporated Class A †	218,900	37,650,800
Shopify Incorporated Class A †	47,700	6,374,151

		126,831,453

IT Services : 11.44%
MasterCard Incorporated Class A	209,000	37,258,430
PayPal Holdings Incorporated †	349,400	26,068,734
Square Incorporated Class A †	232,100	10,987,614
Visa Incorporated Class A	305,500	38,761,840
Worldpay Incorporated Class A †	104,600	8,495,612

		121,572,230

2

Wells Fargo Large Cap Growth Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name			Shares	Value
Semiconductors & Semiconductor Equipment : 8.55%
Broadcom Incorporated			65,300	$14,981,126
Microchip Technology Incorporated «			429,880	35,963,761
NVIDIA Corporation			55,940	12,580,906
Texas Instruments Incorporated			269,100	27,294,813

				90,820,606

Software : 12.44%
Activision Blizzard Incorporated			161,730	10,730,786
Adobe Systems Incorporated †			63,000	13,960,800
Electronic Arts Incorporated †			42,400	5,002,352
Microsoft Corporation			646,600	60,470,032
Salesforce.com Incorporated †			128,200	15,510,918
ServiceNow Incorporated †			58,400	9,702,576
Splunk Incorporated †			57,810	5,934,197
The Ultimate Software Group Incorporated †			24,200	5,806,064
VMware Incorporated Class A †«			38,000	5,063,880

				132,181,605

Technology Hardware, Storage & Peripherals : 1.89%
Apple Incorporated			121,500	20,079,090

Materials : 2.86%

Chemicals : 2.86%
Air Products & Chemicals Incorporated			23,300	3,781,357
Ecolab Incorporated			32,500	4,705,025
Praxair Incorporated			143,800	21,932,373

				30,418,755

Total Common Stocks (Cost $549,392,924)				1,057,989,333

		Yield
Short-Term Investments : 1.89%

Investment Companies : 1.89%
Securities Lending Cash Investment LLC (l)(r)(u)		1.96%	14,407,059	14,408,500
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.59	5,665,169	5,665,169

Total Short-Term Investments (Cost $20,073,669)				20,073,669

Total investments in securities (Cost $569,466,593)	101.44%			1,078,063,002

Other assets and liabilities, net	(1.44)			(15,328,081)

Total net assets	100.00%			$1,062,734,921

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	3,647,110	289,842,640	279,082,691	14,407,059	$14,408,500
Wells Fargo Government Money Market Fund Select Class	14,826,435	171,523,419	180,684,685	5,665,169	5,665,169

					$20,073,669	1.89%

Wells Fargo Large Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$156,740,606	$0	$0	$156,740,606
Consumer staples	47,084,627	0	0	47,084,627
Energy	15,375,138	0	0	15,375,138
Financials	78,264,828	0	0	78,264,828
Health care	88,406,882	0	0	88,406,882
Industrials	150,213,513	0	0	150,213,513
Information technology	491,484,984	0	0	491,484,984
Materials	30,418,755	0	0	30,418,755
Short-term investments
Investment companies	5,665,169	0	0	5,665,169
Investments measured at net asset value*				14,408,500

Total assets	$1,063,654,502	$0	$0	$1,078,063,002

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $14,408,500 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Large Company Value Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 98.39%

Consumer Discretionary : 5.09%

Hotels, Restaurants & Leisure : 0.96%
Royal Caribbean Cruises Limited	938	$101,482
Yum China Holdings Incorporated	52,982	2,265,510

		2,366,992

Household Durables : 1.02%
NVR Incorporated †	676	2,095,600
TopBuild Corporation †	5,415	431,576

		2,527,176

Media : 3.11%
Charter Communications Incorporated Class A †	17,538	4,757,884
Meredith Corporation	20,169	1,044,754
News Corporation Class A	117,209	1,873,000

		7,675,638

Consumer Staples : 9.70%

Beverages : 1.02%
Molson Coors Brewing Company Class B	9,703	691,242
PepsiCo Incorporated	18,032	1,820,150

		2,511,392

Food & Staples Retailing : 5.08%
Performance Food Group Company †	112,710	3,657,440
Wal-Mart Stores Incorporated	77,818	6,883,780
Walgreens Boots Alliance Incorporated	30,004	1,993,766

		12,534,986

Food Products : 1.90%
Ingredion Incorporated	278	33,663
Tyson Foods Incorporated Class A	66,629	4,670,693

		4,704,356

Household Products : 1.70%
The Procter & Gamble Company	57,996	4,195,431

Energy : 12.13%

Energy Equipment & Services : 1.45%
Schlumberger Limited	52,216	3,579,929

Oil, Gas & Consumable Fuels : 10.68%
Arch Coal Incorporated	8,651	699,260
Chevron Corporation	77,489	9,694,649
ConocoPhillips	22,967	1,504,339
EOG Resources Incorporated	3,593	424,585
Exxon Mobil Corporation	140,599	10,931,572
Valero Energy Corporation	27,980	3,103,821

		26,358,226

1

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Large Company Value Fund

Security name	Shares	Value
Financials : 25.62%

Banks : 12.75%
Bank of America Corporation	354,006	$10,591,860
Bank of N.T. Butterfield & Son Limited	8,996	426,860
Citizens Financial Group Incorporated	50,681	2,102,755
Comerica Incorporated	53,262	5,037,520
JPMorgan Chase & Company	108,456	11,797,844
US Bancorp	29,981	1,512,541

		31,469,380

Capital Markets : 3.76%
Bank of New York Mellon Corporation	39,506	2,153,472
BGC Partners Incorporated Class A	113,012	1,509,840
BlackRock Incorporated	234	122,031
State Street Corporation	55,097	5,497,579

		9,282,922

Consumer Finance : 1.39%
Ally Financial Incorporated	860	22,446
Capital One Financial Corporation	37,599	3,407,221

		3,429,667

Diversified Financial Services : 4.03%
Berkshire Hathaway Incorporated Class B †	51,353	9,948,617

Insurance : 3.29%
CNO Financial Group Incorporated	199,327	4,273,571
The Progressive Corporation	63,934	3,854,581

		8,128,152

Mortgage REITs : 0.04%

Chimera Investment Corporation	5,213	91,175

Thrifts & Mortgage Finance : 0.36%
Essent Group Limited †	25,933	854,752
MGIC Investment Corporation †	4,591	46,002

		900,754

Health Care : 14.65%

Biotechnology : 4.34%
AbbVie Incorporated	36,714	3,544,737
Biogen Incorporated †	16,743	4,580,885
Gilead Sciences Incorporated	14,783	1,067,776
Myriad Genetics Incorporated †	53,749	1,520,559

		10,713,957

Health Care Equipment & Supplies : 1.59%
Baxter International Incorporated	35,998	2,501,861
Medtronic plc	17,725	1,420,304

		3,922,165

Health Care Providers & Services : 4.89%
Express Scripts Holding Company †	79,528	6,020,270
Humana Incorporated	16,695	4,911,335
Magellan Health Services Incorporated †	13,670	1,146,230

		12,077,835

2

Wells Fargo Large Company Value Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Shares	Value
Pharmaceuticals : 3.83%
Eli Lilly & Company	31,280	$2,535,870
Johnson & Johnson	7,673	970,558
Merck & Company Incorporated	23,504	1,383,680
Mylan NV †	19,662	762,099
Prestige Brands Holdings Incorporated †	45,329	1,334,486
Zoetis Incorporated	29,418	2,455,815

		9,442,508

Industrials : 4.88%

Aerospace & Defense : 3.38%
Harris Corporation	993	155,325
Raytheon Company	18,241	3,738,311
The Boeing Company	13,361	4,456,695

		8,350,331

Airlines : 0.73%
Southwest Airlines Company	34,094	1,801,186

Building Products : 0.19%
Universal Forest Products Incorporated	14,963	477,020

Industrial Conglomerates : 0.55%
Honeywell International Incorporated	9,436	1,365,200

Machinery : 0.03%
Cummins Incorporated	376	60,107

Information Technology : 7.52%

Communications Equipment : 0.25%
Arista Networks Incorporated †	1,329	351,587
Cisco Systems Incorporated	5,855	259,318

		610,905

Electronic Equipment, Instruments & Components : 0.01%
National Instruments Corporation	741	30,299

Internet Software & Services : 1.06%
Akamai Technologies Incorporated †	492	35,252
Alphabet Incorporated Class A †	143	145,657
Cars.com Incorporated †	11,082	315,615
Etsy Incorporated †	13,749	411,645
IAC Corporation †	10,495	1,701,659

		2,609,828

IT Services : 1.80%
PayPal Holdings Incorporated †	59,651	4,450,561

Semiconductors & Semiconductor Equipment : 1.38%
Intel Corporation	2,952	152,382
Micron Technology Incorporated †	57,432	2,640,723
ON Semiconductor Corporation †	28,304	624,952

		3,418,057

3

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Large Company Value Fund

Security name		Shares	Value
Software : 3.02%
Adobe Systems Incorporated †		5,970	$1,322,952
Ansys Incorporated †		19,017	3,074,288
Oracle Corporation		66,750	3,048,473

			7,445,713

Materials : 1.80%

Chemicals : 0.42%
LyondellBasell Industries NV Class A		9,784	1,034,462

Metals & Mining : 1.38%
Freeport-McMoRan Incorporated		224,298	3,411,573

Real Estate : 6.93%

Equity REITs : 6.23%
CoreCivic Incorporated		157,039	3,165,906
Park Hotels & Resorts Incorporated		154,369	4,442,740
Prologis Incorporated		90,917	5,901,422
Xenia Hotels & Resorts Incorporated		90,675	1,866,998

			15,377,066

Real Estate Management & Development : 0.70%
CBRE Group Incorporated Class A †		38,356	1,737,910

Telecommunication Services : 2.91%

Diversified Telecommunication Services : 2.91%
Verizon Communications Incorporated		145,530	7,181,907

Utilities : 7.16%

Electric Utilities : 5.68%
Avangrid Incorporated		76,648	4,040,116
Entergy Corporation		4,202	342,841
NextEra Energy Incorporated		30,596	5,014,990
PG&E Corporation		100,244	4,621,248

			14,019,195

Multi-Utilities : 1.48%
MDU Resources Group Incorporated		129,935	3,660,269

Total Common Stocks (Cost $227,742,346)			242,902,847

	Yield
Short-Term Investments : 1.47%

Investment Companies : 1.47%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.59%	3,643,868	3,643,868

Total Short-Term Investments (Cost $3,643,868)			3,643,868

4

Wells Fargo Large Company Value Fund	Portfolio of investments — April 30, 2018 (unaudited)

		Value
Total investments in securities (Cost $231,386,214)	99.86%	$246,546,715

Other assets and liabilities, net	0.14	333,561

Total net assets	100.00%	$246,880,276

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT             Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	7,807,982	41,365,953	45,530,067	3,643,868	$3,643,868	1.47%

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	28	6-15-2018	$3,759,962	$3,705,800	$0	$(54,162)

As of April 30, 2018, 2018, the Fund had segregated $300,000 as cash collateral for these open futures contracts.

Wells Fargo Large Company Value Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$12,569,806	$0	$0	$12,569,806
Consumer staples	23,946,165	0	0	23,946,165
Energy	29,938,155	0	0	29,938,155
Financials	63,250,667	0	0	63,250,667
Health care	36,156,465	0	0	36,156,465
Industrials	12,053,844	0	0	12,053,844
Information technology	18,565,363	0	0	18,565,363
Materials	4,446,035	0	0	4,446,035
Real estate	17,114,976	0	0	17,114,976
Telecommunication services	7,181,907	0	0	7,181,907
Utilities	17,679,464	0	0	17,679,464
Short-term investments
Investment companies	3,643,868	0	0	3,643,868

Total assets	$246,546,715	$0	$0	$246,546,715

Liabilities
Futures contracts	$54,162	$0	$0	$54,162

Total liabilities	$54,162	$0	$0	$54,162

Futures contracts are reported at their cumulative unrealized losses at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 97.58%

Consumer Discretionary : 9.76%

Auto Components : 0.58%
Lear Corporation	529	$98,907
Visteon Corporation †	915	113,863

		212,770

Diversified Consumer Services : 0.30%
H&R Block Incorporated	4,045	111,844
Hotels, Restaurants & Leisure : 4.57%
Aramark	4,678	174,910
Darden Restaurants Incorporated	5,331	495,037
Hilton Grand Vacations Incorporated †	11,536	496,048
McDonald’s Corporation	3,059	512,199
Yum China Holdings Incorporated	447	19,114

		1,697,308

Household Durables : 1.30%
NVR Incorporated †	156	483,600

Media : 1.51%
Lions Gate Entertainment Class B	3,745	86,210
Live Nation Incorporated †	12,027	474,706

		560,916

Specialty Retail : 1.50%
Best Buy Company Incorporated	1,091	83,494
The Gap Incorporated	1,288	37,661
ULTA Beauty Incorporated †	1,564	392,423
Urban Outfitters Incorporated †	1,073	43,210

		556,788

Textiles, Apparel & Luxury Goods : 0.00%
Michael Kors Holdings Limited †	14	958

Consumer Staples : 28.33%

Beverages : 4.10%
Brown-Forman Corporation Class B	3,182	178,319
Monster Beverage Corporation †	5,141	282,755
PepsiCo Incorporated	8,020	809,539
The Coca-Cola Company	5,850	252,779

		1,523,392

Food & Staples Retailing : 7.03%
Costco Wholesale Corporation	4,234	834,775
Sysco Corporation	11,308	707,198
US Foods Holding Corporation †	17,764	607,174
Wal-Mart Stores Incorporated	5,222	461,938

		2,611,085

Food Products : 5.15%
Bunge Limited	4,481	323,663

1

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund

Security name	Shares	Value
Food Products (continued)
Flowers Foods Incorporated	11,878	$268,562
Lamb Weston Holdings Incorporated	10,704	699,185
The Hershey Company	313	28,777
Tyson Foods Incorporated Class A	8,448	592,205

		1,912,392

Household Products : 7.06%
Colgate-Palmolive Company	12,989	847,272
Kimberly-Clark Corporation	6,401	662,760
The Clorox Company	2,823	330,856
The Procter & Gamble Company	10,825	783,081

		2,623,969

Personal Products : 1.38%
The Estee Lauder Companies Incorporated Class A	3,457	511,947

Tobacco : 3.61%
Altria Group Incorporated	12,379	694,586
Philip Morris International	7,870	645,340

		1,339,926

Energy : 0.54%

Oil, Gas & Consumable Fuels : 0.54%
Exxon Mobil Corporation	2,589	201,295

Financials : 12.67%

Banks : 1.47%
Comerica Incorporated	3,068	290,171
US Bancorp	5,095	257,043

		547,214

Capital Markets : 4.02%
CBOE Holdings Incorporated	5,046	538,812
CME Group Incorporated	3,719	586,412
Intercontinental Exchange Incorporated	3,817	276,580
LPL Financial Holdings Incorporated	1,479	89,583

		1,491,387

Insurance : 6.20%
American Financial Group Incorporated	6,364	720,532
American National Insurance Company	202	24,375
Aon plc	1,358	193,474
Arch Capital Group Limited †	2,251	180,373
Assurant Incorporated	544	50,494
Everest Reinsurance Group Limited	1,459	339,466
ProAssurance Corporation	324	15,325
The Allstate Corporation	383	37,465
The Progressive Corporation	10,720	646,309
Unum Group	1,936	93,664

		2,301,477

Mortgage REITs : 0.98%
Chimera Investment Corporation	2,679	46,856
MFA Financial Incorporated	42,071	316,374

		363,230

2

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Shares	Value
Health Care : 10.99%

Health Care Equipment & Supplies : 3.45%
Baxter International Incorporated	11,527	$801,127
IDEXX Laboratories Incorporated †	2,468	480,001

		1,281,128

Health Care Providers & Services : 3.09%
AmerisourceBergen Corporation	4,219	382,157
Cigna Corporation	228	39,175
Humana Incorporated	2,298	676,026
Laboratory Corporation of America Holdings †	295	50,371

		1,147,729

Life Sciences Tools & Services : 1.22%
Bio-Rad Laboratories Incorporated Class A †	1,777	450,843

Pharmaceuticals : 3.23%
Eli Lilly & Company	470	38,103
Merck & Company Incorporated	12,440	732,343
Mylan NV †	8,445	327,328
Zoetis Incorporated	1,228	102,513

		1,200,287

Industrials : 5.83%

Aerospace & Defense : 1.38%
Lockheed Martin Corporation	495	158,816
Raytheon Company	1,264	259,044
The Boeing Company	282	94,064

		511,924

Air Freight & Logistics : 1.18%
Expeditors International of Washington Incorporated	6,883	439,548

Airlines : 0.31%
Southwest Airlines Company	2,168	114,535

Commercial Services & Supplies : 2.78%
Republic Services Incorporated	4,621	298,886
Waste Management Incorporated	9,015	732,829

		1,031,715

Industrial Conglomerates : 0.18%
Carlisle Companies Incorporated	637	68,624

Information Technology : 5.81%

Electronic Equipment, Instruments & Components : 0.19%
National Instruments Corporation	1,749	71,517

3

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund

Security name	Shares	Value
Internet Software & Services : 0.76%
IAC Corporation †	1,744	$282,772

IT Services : 3.27%
Amdocs Limited	10,291	692,070
Booz Allen Hamilton Holding Corporation	6,302	249,748
PayPal Holdings Incorporated †	3,638	271,431

		1,213,249

Software : 1.59%
Atlassian Corporation plc Class A †	2,944	164,805
Cadence Design Systems Incorporated †	4,764	190,846
Symantec Corporation	1,721	47,827
Synopsys Incorporated †	2,199	188,036

		591,514

Materials : 0.80%

Chemicals : 0.21%
LyondellBasell Industries NV Class A	749	79,192

Containers & Packaging : 0.59%
Avery Dennison Corporation	791	82,905
Berry Global Group Incorporated †	2,460	135,300

		218,205

Real Estate : 5.89%

Equity REITs : 5.89%
Apple Hospitality REIT Incorporated	15,864	285,393
Equity Commonwealth †	11,457	355,052
Park Hotels & Resorts Incorporated	19,901	572,751
Prologis Incorporated	4,827	313,321
SBA Communications Corporation †	4,126	661,109

		2,187,626

Utilities : 16.96%

Electric Utilities : 13.80%
American Electric Power Company Incorporated	13,553	948,439
Edison International	1,622	106,273
Exelon Corporation	19,276	764,872
Hawaiian Electric Industries Incorporated	16,957	588,238
NextEra Energy Incorporated	5,733	939,696
PG&E Corporation	12,681	584,594
Pinnacle West Capital Corporation	3,661	294,711
PPL Corporation	24,227	705,006
Xcel Energy Incorporated	4,132	193,543

		5,125,372

Gas Utilities : 0.98%
National Fuel Gas Company	1,421	72,968
UGI Corporation	6,035	292,034

		365,002

Independent Power & Renewable Electricity Producers : 1.01%
Vistra Energy Corporation †	16,421	375,220

4

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name			Shares	Value
Multi-Utilities : 1.17%
CenterPoint Energy Incorporated			3,700	$93,721
CMS Energy Corporation			7,178	338,730
				432,451

Total Common Stocks (Cost $34,688,892)				36,239,951

		Yield
Short-Term Investments : 2.22%

Investment Companies : 2.22%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.59%	824,300	824,300

Total Short-Term Investments (Cost $824,300)				824,300

Total investments in securities (Cost $35,513,192)	99.80%			37,064,251
Other assets and liabilities, net	0.20			75,442

Total net assets	100.00%			$37,139,693

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT             Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	1,095,727	7,655,791	7,927,218	824,300	$824,300	2.22%

Wells Fargo Low Volatility U.S. Equity Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$3,624,184	$0	$0	$3,624,184
Consumer staples	10,522,711	0	0	10,522,711
Energy	201,295	0	0	201,295
Financials	4,703,308	0	0	4,703,308
Health care	4,079,987	0	0	4,079,987
Industrials	2,166,346	0	0	2,166,346
Information technology	2,159,052	0	0	2,159,052
Materials	297,397	0	0	297,397
Real estate	2,187,626	0	0	2,187,626
Utilities	6,298,045	0	0	6,298,045
Short-term investments
Investment companies	824,300	0	0	824,300

Total assets	$37,064,251	$0	$0	$37,064,251

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Omega Growth Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 100.08%

Consumer Discretionary : 17.98%

Auto Components : 1.08%
Aptiv plc	98,000	$8,288,840

Automobiles : 0.75%
Ferrari NV	47,100	5,778,228

Diversified Consumer Services : 3.07%
Adtalem Global Education Incorporated †	248,200	11,814,320
Bright Horizons Family Solutions Incorporated †	123,757	11,742,064

		23,556,384

Hotels, Restaurants & Leisure : 2.60%
Melco Crown Entertainment Limited ADR	376,300	11,744,323
Vail Resorts Incorporated	36,002	8,255,619

		19,999,942

Internet & Direct Marketing Retail : 8.10%
Amazon.com Incorporated †	31,400	49,176,482
Netflix Incorporated †	41,700	13,029,582

		62,206,064

Specialty Retail : 2.38%
The Home Depot Incorporated	98,700	18,239,760

Consumer Staples : 1.54%

Food Products : 1.54%
Lamb Weston Holdings Incorporated	181,500	11,855,580

Energy : 0.82%

Oil, Gas & Consumable Fuels : 0.82%
Pioneer Natural Resources Company	31,100	6,268,205

Financials : 4.71%

Capital Markets : 3.25%
Intercontinental Exchange Incorporated	180,300	13,064,538
Raymond James Financial Incorporated	132,602	11,901,030

		24,965,568

Consumer Finance : 1.46%
SLM Corporation †	974,000	11,181,520

Health Care : 10.26%

Biotechnology : 1.91%
Celgene Corporation †	105,375	9,178,163
Exelixis Incorporated †	263,100	5,477,742

		14,655,905

Health Care Equipment & Supplies : 2.63%
Baxter International Incorporated	88,100	6,122,950

1

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Omega Growth Fund

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corporation †	54,000	$6,877,440
Hologic Incorporated †	184,800	7,168,392

		20,168,782

Health Care Providers & Services : 4.73%
Amedisys Incorporated †	88,789	5,868,065
UnitedHealth Group Incorporated	128,900	30,471,960

		36,340,025

Life Sciences Tools & Services : 0.99%
Illumina Incorporated †	31,700	7,637,481

Industrials : 15.94%

Aerospace & Defense : 2.63%
BWX Technologies Incorporated	192,500	13,051,500
Mercury Computer Systems Incorporated †	221,900	7,118,552

		20,170,052

Airlines : 0.47%
Spirit Airlines Incorporated †	100,300	3,582,716

Commercial Services & Supplies : 4.15%
Cintas Corporation	82,300	14,015,690
Waste Connections Incorporated	246,722	17,838,001

		31,853,691

Electrical Equipment : 0.75%
Rockwell Automation Incorporated	35,100	5,775,003

Machinery : 2.39%
Evoqua Water Technologies Company †	537,056	10,972,054
Nordson Corporation	57,700	7,420,220

		18,392,274

Professional Services : 0.92%
TransUnion †	108,435	7,038,516

Road & Rail : 1.65%
Union Pacific Corporation	94,800	12,668,124

Trading Companies & Distributors : 2.98%
SiteOne Landscape Supply Incorporated †	177,000	12,124,500
Univar Incorporated †	389,728	10,740,904

		22,865,404

Information Technology : 43.29%

Electronic Equipment, Instruments & Components : 0.71%
Littelfuse Incorporated	29,300	5,476,756

Internet Software & Services : 11.75%
Alibaba Group Holding Limited ADR †	41,900	7,480,826
Alphabet Incorporated Class A †	26,800	27,297,944
Alphabet Incorporated Class C †	9,485	9,649,375
Box Incorporated Class A †	563,600	12,883,896
Facebook Incorporated Class A †	44,400	7,636,800

2

Wells Fargo Omega Growth Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Shares	Value
Internet Software & Services (continued)
MercadoLibre Incorporated	31,100	$10,561,871
Tencent Holdings Limited ADR	202,400	9,943,912
Yandex NV Class A †	143,100	4,773,816

		90,228,440

IT Services : 15.62%
Black Knight Incorporated †	211,500	10,289,475
EPAM Systems Incorporated †	107,541	12,297,313
Euronet Worldwide Incorporated †	72,500	5,662,975
Fidelity National Information Services Incorporated	69,600	6,609,912
First Data Corporation Class A †	854,400	15,464,640
FleetCor Technologies Incorporated †	33,300	6,902,424
Gartner Incorporated †	52,900	6,416,241
PayPal Holdings Incorporated †	54,900	4,096,089
Total System Services Incorporated	81,600	6,859,296
Visa Incorporated Class A	246,804	31,314,492
WEX Incorporated †	86,202	13,957,828

		119,870,685

Semiconductors & Semiconductor Equipment : 1.46%
Infineon Technologies AG ADR	214,400	5,497,216
Teradyne Incorporated	176,300	5,738,565

		11,235,781

Software : 13.75%
Activision Blizzard Incorporated	114,200	7,577,170
Autodesk Incorporated †	53,500	6,735,650
Microsoft Corporation	467,400	43,711,248
Nintendo Company Limited	206,038	10,812,874
Salesforce.com Incorporated †	103,800	12,558,762
ServiceNow Incorporated †	44,400	7,376,616
Take-Two Interactive Software Incorporated †	111,000	11,067,810
Ultimate Software Group Incorporated †	23,700	5,686,104

		105,526,234

Materials : 5.15%

Chemicals : 3.78%
Air Products & Chemicals Incorporated	70,600	11,457,672
Albemarle Corporation	52,400	5,080,704
The Sherwin-Williams Company	33,900	12,463,674

		29,002,050

Construction Materials : 1.37%
Vulcan Materials Company	94,500	10,554,705

Real Estate : 0.39%

Equity REITs : 0.39%
SBA Communications Corporation †	18,700	2,996,301

Total Common Stocks (Cost $536,459,076)		768,379,016

3

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Omega Growth Fund

Security name		Yield	Shares	Value
Short-Term Investments : 0.03%

Investment Companies : 0.03%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.59%	213,227	$213,227

Total Short-Term Investments (Cost $213,227)				213,227

Total investments in securities (Cost $536,672,303)	100.11%			768,592,243
Other assets and liabilities, net	(0.11)			(868,078)

Total net assets	100.00%			$767,724,165

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC *	3,211,364	160,093,672	163,305,036	0
Wells Fargo Government Money Market Fund Select Class	370,082	140,232,406	140,389,261	213,227	$213,227

					$213,227	0.03%

*	No longer held at the end of the period

Wells Fargo Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Common stocks
Consumer discretionary	$138,069,218	$0	$0	$138,069,218
Consumer staples	11,855,580	0	0	11,855,580
Energy	6,268,205	0	0	6,268,205
Financials	36,147,088	0	0	36,147,088
Health care	78,802,193	0	0	78,802,193
Industrials	122,345,780	0	0	122,345,780
Information technology	332,337,896	0	0	332,337,896
Materials	39,556,755	0	0	39,556,755
Real estate	2,996,301	0	0	2,996,301
Short-term investments
Investment companies	213,227	0	0	213,227

Total assets	$768,592,243	$0	$0	$768,592,243

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 99.53%

Consumer Discretionary : 15.43%

Hotels, Restaurants & Leisure : 0.87%
Royal Caribbean Cruises Limited	192,200	$20,794,118

Internet & Direct Marketing Retail : 8.57%
Amazon.com Incorporated †	113,130	177,176,287
Netflix Incorporated †	91,680	28,646,333

		205,822,620

Media : 0.80%
Live Nation Incorporated †	484,550	19,125,189

Multiline Retail : 0.90%
Dollar Tree Incorporated †	225,060	21,581,003

Specialty Retail : 4.29%
Burlington Stores Incorporated †	233,430	31,711,466
O’Reilly Automotive Incorporated †	75,600	19,358,892
The Home Depot Incorporated	280,830	51,897,384

		102,967,742

Consumer Staples : 3.64%

Beverages : 1.70%
Constellation Brands Incorporated Class A	174,670	40,720,817

Food & Staples Retailing : 0.94%
Costco Wholesale Corporation	114,800	22,633,968

Personal Products : 1.00%
The Estee Lauder Companies Incorporated Class A	161,670	23,941,710

Energy : 1.26%

Oil, Gas & Consumable Fuels : 1.26%
Concho Resources Incorporated †	193,380	30,401,270

Financials : 6.66%

Capital Markets : 6.66%
CME Group Incorporated	236,810	37,340,201
MarketAxess Holdings Incorporated	151,290	30,050,733
Morgan Stanley	507,020	26,172,372
Raymond James Financial Incorporated	243,146	21,822,354
TD Ameritrade Holding Corporation	228,650	13,282,279
The Charles Schwab Corporation	558,790	31,113,427

		159,781,366

Health Care : 11.94%

Biotechnology : 3.59%
Agios Pharmaceuticals Incorporated †«	85,000	7,132,350
Alexion Pharmaceuticals Incorporated †	107,500	12,645,225
Neurocrine Biosciences Incorporated †	224,290	18,185,433
Sage Therapeutics Incorporated †	67,930	9,776,486
Vertex Pharmaceuticals Incorporated †	250,760	38,406,402

		86,145,896

1

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Premier Large Company Growth Fund

Security name	Shares	Value
Health Care Equipment & Supplies : 3.25%
Boston Scientific Corporation †	1,154,100	$33,145,752
Edwards Lifesciences Corporation †	229,380	29,213,837
Intuitive Surgical Incorporated †	30,140	13,285,109
West Pharmaceutical Services Incorporated	27,610	2,435,478

		78,080,176

Health Care Technology : 0.67%
Veeva Systems Incorporated Class A †	229,840	16,118,679

Life Sciences Tools & Services : 2.07%
Agilent Technologies Incorporated	345,090	22,686,217
PRA Health Sciences Incorporated †	327,990	26,950,938

		49,637,155

Pharmaceuticals : 2.36%
Catalent Incorporated †	301,710	12,403,298
Zoetis Incorporated	528,918	44,154,075

		56,557,373

Industrials : 13.46%

Aerospace & Defense : 2.15%
HEICO Corporation	156,240	13,725,684
Raytheon Company	141,300	28,958,022
The Boeing Company	26,930	8,982,771

		51,666,477

Air Freight & Logistics : 1.83%
FedEx Corporation	132,770	32,820,744
XPO Logistics Incorporated †	113,520	11,029,603

		43,850,347

Airlines : 0.82%
Southwest Airlines Company	372,360	19,671,779

Commercial Services & Supplies : 2.66%
KAR Auction Services Incorporated	510,237	26,527,222
Waste Connections Incorporated	517,475	37,413,440

		63,940,662

Industrial Conglomerates : 1.15%
Honeywell International Incorporated	190,480	27,558,646

Machinery : 1.26%
Fortive Corporation	313,895	22,069,957
Nordson Corporation	63,940	8,222,684

		30,292,641

Professional Services : 0.60%
TransUnion †	220,810	14,332,777

2

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Shares	Value
Road & Rail : 2.99%
Norfolk Southern Corporation	218,490	$31,346,760
Union Pacific Corporation	302,460	40,417,730

		71,764,490

Information Technology : 44.67%

Communications Equipment : 0.68%
Arista Networks Incorporated †	62,080	16,423,264

Electronic Equipment, Instruments & Components : 0.86%
TE Connectivity Limited	223,620	20,517,135

Internet Software & Services : 13.16%
Alibaba Group Holding Limited ADR †	41,800	7,462,972
Alphabet Incorporated Class A †	115,200	117,340,416
Alphabet Incorporated Class C †	21,198	21,565,361
CoStar Group Incorporated †	76,550	28,067,823
DocuSign Incorporated †	17,045	658,448
eBay Incorporated †	600,790	22,757,925
Facebook Incorporated Class A †	515,810	88,719,320
MercadoLibre Incorporated	44,370	15,068,496
Shopify Incorporated Class A †	105,750	14,131,373

		315,772,134

IT Services : 10.60%
Euronet Worldwide Incorporated †	100,266	7,831,777
Global Payments Incorporated	164,670	18,615,944
MasterCard Incorporated Class A	349,160	62,244,753
PayPal Holdings Incorporated †	722,550	53,909,456
Square Incorporated Class A †	343,940	16,282,120
Switch Incorporated Class A «	35,358	503,852
Visa Incorporated Class A	748,060	94,913,853

		254,301,755

Semiconductors & Semiconductor Equipment : 6.41%
Broadcom Incorporated	152,003	34,872,528
Microchip Technology Incorporated	852,390	71,310,947
Texas Instruments Incorporated	470,530	47,725,858

		153,909,333

Software : 12.45%
Activision Blizzard Incorporated	311,190	20,647,457
Adobe Systems Incorporated †	188,119	41,687,170
Microsoft Corporation	1,002,480	93,751,930
Pivotal Software Incorporated Class A †	486,196	8,770,976
Proofpoint Incorporated †	195,120	23,012,453
Salesforce.com Incorporated †	312,290	37,783,967
ServiceNow Incorporated †	161,150	26,773,461
Splunk Incorporated †	64,465	6,617,332
Take-Two Interactive Software Incorporated †	179,130	17,861,052
The Ultimate Software Group Incorporated †	91,632	21,984,349

		298,890,147

Technology Hardware, Storage & Peripherals : 0.51%
Apple Incorporated	73,530	12,151,568

3

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Premier Large Company Growth Fund

Security name			Shares	Value
Materials : 1.97%

Chemicals : 1.97%
Ecolab Incorporated			16,330	$2,364,094
Praxair Incorporated			294,740	44,953,745

				47,317,839

Real Estate : 0.50%

Equity REITs : 0.50%
American Tower Corporation			87,530	11,935,591

Total Common Stocks (Cost $1,315,331,804)				2,388,605,667

		Yield
Short-Term Investments : 0.83%

Investment Companies : 0.83%
Securities Lending Cash Investment LLC (l)(r)(u)		1.96%	7,112,754	7,113,465
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.59	12,687,273	12,687,273

Total Short-Term Investments (Cost $19,800,738)				19,800,738

Total investments in securities (Cost $1,335,132,542)	100.36%			2,408,406,405

Other assets and liabilities, net	(0.36)			(8,571,403)

Total net assets	100.00%			$2,399,835,002

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR            American depositary receipt

REIT           Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	46,026,258	434,609,996	473,523,500	7,112,754	$7,113,465
Wells Fargo Government Money Market Fund Select Class	9,162,823	488,451,943	484,927,493	12,687,273	12,687,273

					$19,800,738	0.83%

Wells Fargo Premier Large Company Growth (the “Fund”)

Notes to Portfolio of investments – April 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$370,290,672	$0	$0	$370,290,672
Consumer staples	87,296,495	0	0	87,296,495
Energy	30,401,270	0	0	30,401,270
Financials	159,781,366	0	0	159,781,366
Health care	286,539,279	0	0	286,539,279
Industrials	323,077,819	0	0	323,077,819
Information technology	1,071,965,336	0	0	1,071,965,336
Materials	47,317,839	0	0	47,317,839
Real estate	11,935,591	0	0	11,935,591
Short-term investments
Investment companies	12,687,273	0	0	12,687,273
Investments measured at net asset value*				7,113,465

Total assets	$2,401,292,940	$0	$0	$2,408,406,405

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $7,113,465 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo 100% Treasury Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Treasury Debt : 97.93%
U.S. Treasury Bill (z)		0.00%	8-2-2018	$250,000,000	$248,846,069
U.S. Treasury Bill (z)%%		0.00	11-1-2018	30,000,000	29,698,487
U.S. Treasury Bill (z)		0.83	5-31-2018	350,000,000	349,567,354
U.S. Treasury Bill (z)		1.58	5-10-2018	1,851,230,000	1,850,500,666
U.S. Treasury Bill (z)		1.60	6-7-2018	350,000,000	349,426,859
U.S. Treasury Bill (z)		1.61	5-3-2018	1,353,010,000	1,352,888,863
U.S. Treasury Bill (z)		1.65	5-24-2018	1,350,000,000	1,348,577,226
U.S. Treasury Bill (z)		1.66	7-12-2018	270,000,000	269,108,600
U.S. Treasury Bill (z)		1.66	7-5-2018	300,000,000	299,105,799
U.S. Treasury Bill (z)		1.68	6-14-2018	300,000,000	299,384,978
U.S. Treasury Bill (z)		1.70	6-21-2018	316,550,000	315,793,303
U.S. Treasury Bill (z)		1.74	5-17-2018	886,440,000	885,803,524
U.S. Treasury Bill (z)		1.75	7-19-2018	350,000,000	348,661,772
U.S. Treasury Bill (z)		1.78	8-9-2018	90,000,000	89,557,360
U.S. Treasury Bill (z)		1.80	8-16-2018	10,000,000	9,946,946
U.S. Treasury Bill (z)		1.83	7-26-2018	250,000,000	248,910,069
U.S. Treasury Bill (z)		1.85	9-6-2018	20,000,000	19,869,867
U.S. Treasury Bill (z)		1.85	8-23-2018	20,000,000	19,883,625
U.S. Treasury Bill (z)		1.92	10-4-2018	20,000,000	19,834,900
U.S. Treasury Bill (z)		1.96	9-20-2018	40,000,000	39,693,911
U.S. Treasury Bill (z)		1.96	10-18-2018	50,000,000	49,540,764
U.S. Treasury Bill (z)		2.02	10-25-2018	50,000,000	49,508,948
U.S. Treasury Note ##		0.75	9-30-2018	20,000,000	19,922,032
U.S. Treasury Note		0.88	5-31-2018	20,000,000	19,993,650
U.S. Treasury Note		0.88	10-15-2018	40,000,000	39,852,422
U.S. Treasury Note		1.00	5-31-2018	140,000,000	139,965,605
U.S. Treasury Note		1.25	10-31-2018	20,000,000	19,956,426
U.S. Treasury Note		1.38	9-30-2018	20,000,000	19,977,252
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.00%) ±		1.84	1-31-2020	270,000,000	269,892,511
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±		1.87	4-30-2020	60,000,000	59,999,206
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±		1.89	10-31-2019	195,000,000	195,045,258
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±		1.90	7-31-2019	60,000,000	60,002,745
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±		1.98	1-31-2019	225,000,000	225,023,115
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.17%) ±		2.01	10-31-2018	150,000,000	149,999,121
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.17%) ±		2.01	7-31-2018	200,000,000	200,002,130
U.S. Treasury Note		2.38	5-31-2018	80,000,000	80,069,354
U.S. Treasury Note		3.88	5-15-2018	10,000,000	10,010,115

Total Treasury Debt (Cost $10,003,820,832)					10,003,820,832

Total investments in securities (Cost $10,003,820,832)	97.93%				10,003,820,832

Other assets and liabilities, net	2.07				211,075,505

Total net assets	100.00%				$10,214,896,337

(z)	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.

1

Wells Fargo 100% Treasury Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2018 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Treasury debt	$0	$10,003,820,832	$0	$10,003,820,832

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 21.04%
Abbey National Treasury Services (1 Month LIBOR +0.18%) ±	2.08%	5-15-2018	$9,000,000	$9,001,022
Bank of Tokyo-Mitsubishi LLC	1.80	5-2-2018	9,000,000	9,000,011
BNP Paribas (3 Month LIBOR +0.15%) ±	2.60	9-28-2018	9,000,000	9,001,778
China Construction Bank Corporation (1 Month LIBOR +0.25%) ±	2.15	7-20-2018	25,000,000	25,005,820
Citibank NA	2.20	6-12-2018	8,000,000	8,001,619
Commonwealth Bank of Australia (1 Month LIBOR +0.16%) 144A±	2.06	7-30-2018	12,000,000	11,999,238
Commonwealth Bank of Australia (3 Month LIBOR +0.25%) ±	2.56	4-3-2019	8,000,000	8,004,323
Credit Suisse AG (3 Month LIBOR +0.10%) ±	2.44	9-21-2018	8,000,000	8,000,619
HSBC Bank plc	1.75	5-2-2018	24,000,000	24,000,000
HSBC Bank plc (3 Month LIBOR +0.15%) ±	1.96	5-11-2018	10,000,000	10,000,516
HSBC Bank plc (1 Month LIBOR +0.20%) ±	2.10	8-9-2018	5,000,000	4,999,654
Mitsubishi Trust & Bank	2.15	5-30-2018	13,000,000	13,002,540
Mizuho Bank Limited (1 Month LIBOR +0.20%) ±	2.10	5-9-2018	8,000,000	8,000,599
Mizuho Bank Limited (1 Month LIBOR +0.44%) ±	2.34	10-10-2018	7,000,000	7,003,271
National Bank of Kuwait	1.71	5-1-2018	33,550,000	33,550,000
Natixis (1 Month LIBOR +0.44%) ±	2.37	9-17-2018	7,000,000	7,002,435
Norinchukin Bank (1 Month LIBOR +0.20%) ±	2.10	7-11-2018	15,000,000	15,002,722
Norinchukin Bank (1 Month LIBOR +0.30%) ±	2.20	9-10-2018	8,000,000	7,999,454
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.30%) ±	2.19	9-6-2018	8,000,000	7,999,702
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.22%) ±	2.12	6-22-2018	8,000,000	8,000,085
Sumitomo Mitsui Trust (1 Month LIBOR +0.20%) ±	2.09	6-1-2018	16,000,000	16,001,082
Sumitomo Mitsui Trust (1 Month LIBOR +0.43%) ±	2.33	10-11-2018	15,000,000	15,006,305
Svenska Handelsbanken (1 Month LIBOR +0.16%) ±	2.05	9-6-2018	8,000,000	7,996,472
Svenska Handelsbanken (1 Month LIBOR +0.17%) ±	2.07	8-24-2018	10,000,000	9,996,841
Toronto Dominion Bank (1 Month LIBOR +0.20%) ±	2.10	8-10-2018	10,000,000	9,999,189
Toronto Dominion Bank (1 Month LIBOR +0.23%) ±	2.12	12-6-2018	8,000,000	7,995,452

Total Certificates of Deposit (Cost $301,552,548)				301,570,749

Commercial Paper : 53.07%

Asset-Backed Commercial Paper : 21.90%
Albion Capital Corporation (z)	1.98	5-9-2018	7,000,000	6,997,220
Alpine Securitization Limited (1 Month LIBOR +0.33%) ±	2.22	9-6-2018	20,000,000	19,999,304
Anglesea Funding LLC (1 Month LIBOR +0.18%) ±	2.08	8-6-2018	17,000,000	16,997,889
Anglesea Funding LLC (1 Month LIBOR +0.27%) ±	2.17	10-23-2018	8,000,000	7,999,621
Atlantic Asset Securitization Corporation (1 Month LIBOR +0.32%) ±	2.22	11-1-2018	11,000,000	11,000,000
Barton Capital Corporation (z)	2.18	6-5-2018	4,000,000	3,992,113
Bedford Row Funding Corporation (3 Month LIBOR +0.14%) ±	2.15	5-31-2018	16,000,000	16,003,587
Cedar Spring Capital Company (z)	1.96	5-10-2018	30,000,000	29,985,976
Chesham Finance Limited (z)	1.75	5-1-2018	18,000,000	18,000,000
Chesham Finance Limited (z)	1.75	5-1-2018	18,000,000	18,000,000
Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.22%) ±	2.53	1-2-2019	11,000,000	10,999,945
Crown Point Capital Company LLC (1 Month LIBOR +0.37%) ±	2.27	9-19-2018	22,000,000	21,998,343
Institutional Secured Funding LLC (z)	1.83	5-1-2018	10,000,000	10,000,000
Institutional Secured Funding LLC (z)	1.83	5-2-2018	18,000,000	17,999,145
Institutional Secured Funding LLC (z)	1.84	5-3-2018	10,000,000	9,999,044
Legacy Capital Company (z)	2.00	5-22-2018	6,000,000	5,993,396
Lexington Parker Capital Company LLC (z)	1.95	5-1-2018	4,000,000	4,000,000
Liberty Funding LLC (1 Month LIBOR +0.18%) ±	2.08	7-9-2018	7,000,000	7,001,076
Matchpoint Finance plc (z)	1.75	5-1-2018	20,000,000	20,000,000
Mountcliff Funding LLC (1 Month LIBOR +0.27%) ±	2.17	8-27-2018	9,000,000	8,999,588
Old Line Funding LLC (1 Month LIBOR +0.21%) ±	2.10	8-6-2018	8,000,000	7,999,940
Old Line Funding LLC (1 Month LIBOR +0.21%) ±	2.11	8-23-2018	7,000,000	6,998,388
Old Line Funding LLC (1 Month LIBOR +0.45%) ±	2.35	9-24-2018	8,000,000	8,001,973
White Plains Capital (z)	2.31	5-15-2018	7,000,000	6,994,202
White Plains Capital (z)	2.57	6-14-2018	10,000,000	9,972,317
White Plains Capital (z)	2.67	7-6-2018	8,000,000	7,964,433

				313,897,500

1

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper : 27.06%
ANZ New Zealand International Limited (3 Month LIBOR +0.15%) ±	2.46%	7-3-2018	$3,000,000	$3,002,539
ASB Finance Limited (3 Month LIBOR +0.20%) ±	2.54	4-11-2019	6,000,000	5,998,858
Australia & New Zealand Banking Group (1 Month LIBOR +0.17%) 144A±	2.07	8-14-2018	10,000,000	9,998,127
Banco de Credito e Inversiones (z)	2.15	5-1-2018	3,000,000	3,000,000
Banco de Credito e Inversiones (z)	2.15	5-7-2018	22,000,000	21,993,327
Banco Santander Chile (z)144A	2.31	5-2-2018	8,000,000	7,999,591
Bank of Nova Scotia (3 Month LIBOR +0.21%) 144A±	2.51	12-21-2018	8,000,000	8,004,016
Barclays Bank plc (z)	2.16	6-19-2018	7,000,000	6,979,544
Barclays Bank plc (z)	2.41	7-3-2018	8,000,000	7,968,444
DBS Bank Limited (1 Month LIBOR +0.12%) ±	2.01	5-18-2018	10,000,000	10,001,028
DBS Bank Limited (3 Month LIBOR +0.13%) ±	2.48	7-17-2018	10,000,000	10,007,460
DZ Bank AG (z)	1.68	5-1-2018	11,000,000	11,000,000
Federation Des Caisses (1 Month LIBOR +0.26%) ±	2.16	2-11-2019	8,000,000	7,993,307
HSBC Bank plc (3 Month LIBOR +0.18%) 144A±	1.97	5-3-2018	10,000,000	10,000,125
ING Funding LLC (3 Month LIBOR +0.16%) ±	2.52	1-7-2019	10,000,000	9,999,313
Intercontinental Exchange (z)144A	1.79	5-4-2018	12,000,000	11,998,210
Intercontinental Exchange (z)144A	1.81	5-2-2018	19,000,000	18,999,045
Massachusetts Mutual Life Insurance Company (z)	1.95	5-16-2018	5,000,000	4,996,240
Massachusetts Mutual Life Insurance Company (z)	1.95	5-17-2018	5,000,000	4,995,980
National Australia Bank Limited (1 Month LIBOR +0.16%) 144A±	2.05	8-1-2018	5,000,000	4,999,666
National Australia Bank Limited (1 Month LIBOR +0.18%) 144A±	2.08	9-13-2018	14,000,000	13,996,494
National Securities Clearing Corporation (z)	1.67	5-1-2018	25,000,000	25,000,000
Nederlandse Waterschapsbank NV (z)	1.88	5-3-2018	10,000,000	9,998,986
Nederlandse Waterschapsbank NV (z)	1.91	5-16-2018	6,000,000	5,995,238
Nederlandse Waterschapsbank NV (z)	1.92	5-17-2018	10,000,000	9,991,516
Nederlandse Waterschapsbank NV (z)	1.93	5-24-2018	7,000,000	6,991,418
NV Bank Nederlandse Gemeenten (z)	1.92	5-11-2018	10,000,000	9,995,000
NV Bank Nederlandse Gemeenten (z)	1.92	5-9-2018	8,000,000	7,996,836
NV Bank Nederlandse Gemeenten (z)	1.92	5-8-2018	12,000,000	11,995,870
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.14%) 144A±	2.04	5-10-2018	5,000,000	5,000,341
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) 144A±	2.15	1-10-2019	6,000,000	5,995,963
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) 144A±	2.15	1-11-2019	8,000,000	7,994,593
PSP Capital Incorporated (3 Month LIBOR +0.08%) ±	1.87	5-4-2018	25,000,000	25,000,253
PSP Capital Incorporated (3 Month LIBOR +0.08%) ±	2.06	5-30-2018	8,000,000	8,001,375
Sumitomo Mitsui Trust (z)	2.34	7-16-2018	4,000,000	3,981,785
Suncorp Group Limited (z)	2.00	6-14-2018	15,000,000	14,962,967
Toronto Dominion Bank (1 Month LIBOR +0.30%) 144A±	2.19	12-3-2018	9,000,000	8,999,951
UBS AG London (1 Month LIBOR +0.24%) ±	2.14	8-7-2018	15,000,000	15,000,947
UBS AG London (3 Month LIBOR +0.19%) ±	2.53	12-10-2018	7,000,000	6,999,581
Westpac Banking Corporation (1 Month LIBOR +0.18%) 144A±	2.08	8-16-2018	4,000,000	3,999,246
				387,833,180

Other Commercial Paper : 4.11%
Baylor Scott & White Health (z)	2.16	6-6-2018	8,000,000	7,984,728
Cincinnati OH Children’s Hospital Medical Center	1.87	5-10-2018	3,000,000	3,000,038
Georgia Municipal Electric Authority	2.10	5-29-2018	2,000,000	1,999,637
Orange County CA Water District	2.10	6-14-2018	5,000,000	5,000,208
Port of Portland OR	2.40	6-25-2018	6,000,000	5,997,929
St. Joseph County IN (z)	1.95	5-2-2018	9,000,000	8,999,537
Toyota Credit Canada Incorporated (1 Month LIBOR +0.42%) ±	2.31	10-15-2018	8,000,000	8,003,021
Toyota Motor Finance (1 Month LIBOR +0.20%) ±	2.10	5-11-2018	13,000,000	13,001,184
University of Chicago (z)	2.01	5-15-2018	5,000,000	4,995,647
				58,981,929

Total Commercial Paper (Cost $760,701,201)				760,712,609

2

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 15.02%

Colorado : 3.02%

Variable Rate Demand Notes ø: 3.02%
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	1.92%	5-1-2052	$29,745,000	$29,745,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2017-TPG007 (Health Revenue, Bank of America NA LIQ)	2.40	10-29-2027	13,600,000	13,600,000

				43,345,000

Illinois : 0.49%

Variable Rate Demand Note ø: 0.49%
Illinois Housing Development Authority Series A-2 (Housing Revenue, HUD Insured, FHLB SPA)	1.90	7-1-2048	7,000,000	7,000,000

Louisiana : 0.28%

Variable Rate Demand Note ø: 0.28%
East Baton Rouge Parish LA Sewerage Commission Revenue Series 2016-XFT904 (Water & Sewer Revenue, Morgan Stanley Bank LIQ)	1.94	2-1-2045	4,000,000	4,000,000

New York : 2.37%

Variable Rate Demand Notes ø: 2.37%
New York HFA 222 East 44th Street Series A (Housing Revenue, Bank of China LOC)	1.95	5-1-2050	10,000,000	10,000,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	1.90	11-1-2049	10,000,000	10,000,000
New York Municipal Water Finance Authority Water & Sewer System Series BB-2 (Water & Sewer Revenue, Landesbank Hessen-Thüringen SPA)	1.73	6-15-2039	12,000,000	12,000,000
RBC Municipal Products Incorporated Trust Series E-51 Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC)	2.25	12-1-2019	2,000,000	2,000,000

				34,000,000

Oregon : 0.07%

Variable Rate Demand Note ø: 0.07%
Oregon Tender Option Bond Trust Receipts/Certificates (Miscellaneous Revenue, Bank of America NA LIQ)	2.09	5-1-2035	1,000,000	1,000,000

Other : 4.95%

Variable Rate Demand Notes ø: 4.95%
Buffalo Peak Apartments LLC MFHR Series A (Housing Revenue, FHLB LOC)	1.85	12-1-2055	2,000,000	2,000,000
Jets Stadium Development Bonds Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC)	1.90	4-1-2047	18,020,000	18,020,000
Providence Health & Services Series 12-E (Health Revenue, U.S. Bank NA LOC)	1.85	10-1-2042	35,585,000	35,585,000
SSAB AB Series A (Miscellaneous Revenue, DNB Banking ASA LOC)	1.86	6-1-2035	6,000,000	6,000,000
Steadfast Crestvilla LLC Series A (Health Revenue, American AgCredit LOC)	1.85	2-1-2056	3,000,000	3,000,000
Steadfast Crestvilla LLC Series B (Health Revenue, U.S. Bank NA LOC)	1.85	2-1-2056	2,000,000	2,000,000
Sunroad Centrum Apartments 5 LP Series B (Housing Revenue, FHLB LOC)	1.85	8-1-2056	4,400,000	4,400,000

				71,005,000

3

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania : 1.12%

Variable Rate Demand Note ø: 1.12%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC)	2.25%	12-1-2019	$16,000,000	$16,000,000

Rhode Island : 0.84%

Variable Rate Demand Note ø: 0.84%
Providence RI St. Joseph Health Obligation Series 16G (Health Revenue, Bank of Tokyo-Mitsubishi LOC)	1.80	10-1-2047	12,000,000	12,000,000

Tennessee : 1.67%

Variable Rate Demand Note ø: 1.67%
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC)	2.18	12-1-2024	24,000,000	24,000,000

Virginia : 0.21%

Variable Rate Demand Note ø: 0.21%
Arlington County VA Gates Ballston Apartments (Housing Revenue, PNC Bank NA LOC)	1.84	1-1-2038	3,000,000	3,000,000

Total Municipal Obligations (Cost $215,350,000)				215,350,000

Other : 2.09%
JPMorgan Chase PUTTER/DRIVER Trust Series T0005 related to Blackrock Municipal Income Trust (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144Aøø§	1.90	1-2-2019	30,000,000	30,000,000

Total Other (Cost $30,000,000)				30,000,000

Other Instruments : 0.14%
ROC III California Crossings Chino Hills Series A øø§	1.85	1-1-2057	2,000,000	2,000,000

Total Other Instruments (Cost $2,000,000)				2,000,000

Repurchase Agreements^^: 8.58%
Bank of America Corporation, dated 4-30-2018, maturity value $24,001,160 (1)	1.74	5-1-2018	24,000,000	24,000,000
BNP Paribas, dated 4-30-2018, maturity value $24,001,153 (2)	1.73	5-1-2018	24,000,000	24,000,000
GX Clarke & Company, dated 4-30-2018, maturity value $75,003,542 (3)	1.70	5-1-2018	75,000,000	75,000,000

Total Repurchase Agreements (Cost $123,000,000)				123,000,000

Total investments in securities (Cost $1,432,603,749)	99.94%			1,432,633,358

Other assets and liabilities, net	0.06			869,262

Total net assets	100.00%			$1,433,502,620

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(z)	Zero coupon security. The rate represents the current yield to maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.

4

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

^^	Collateralized by:
(1)	U.S. government securities, 3.00% to 4.00%, 11-20-2041 to 8-20-2045, fair value including accrued interest is $24,720,000.
(2)	U.S. government securities, 0.13% to 8.00%, 11-1-2018 to 4-1-2048, fair value including accrued interest is $24,696,531.
(3)	U.S. government securities, 2.00% to 10.00%, 5-15-2018 to 2-1-2057, fair value including accrued interest is $77,249,990.

Abbreviations:

DRIVER	Derivative inverse tax-exempt receipts
FHLB	Federal Home Loan Bank
HFA	Housing Finance Authority
HUD	Department of Housing and Urban Development
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PUTTER	Puttable tax-exempt receipts
ROC	Reset option certificates
SPA	Standby purchase agreement

5

Wells Fargo Cash Investment Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2018 (unaudited)

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Certificates of deposit	$0	$301,570,749	$0	$301,570,749
Commercial paper	0	760,712,609	0	760,712,609
Municipal obligations	0	215,350,000	0	215,350,000
Other	0	30,000,000	0	30,000,000
Other instruments	0	2,000,000	0	2,000,000
Repurchase agreements	0	123,000,000	0	123,000,000

Total assets	$0	$1,432,633,358	$0	$1,432,633,358

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Government Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt : 40.44%
FFCB	0.93%	9-6-2018	$15,000,000	$14,962,973
FFCB	1.00	5-21-2018	8,350,000	8,346,821
FFCB (z)	1.25	5-22-2018	25,000,000	24,981,917
FFCB (z)	1.47	5-4-2018	40,000,000	39,995,133
FFCB (z)	1.60	8-2-2018	100,000,000	99,591,833
FFCB (z)	1.61	8-6-2018	100,000,000	99,571,583
FFCB (z)	1.62	8-21-2018	20,000,000	19,900,444
FFCB (z)	1.63	7-30-2018	89,000,000	88,641,775
FFCB (3 Month LIBOR -0.21%) ±	1.63	8-15-2018	25,000,000	24,999,342
FFCB (z)	1.64	8-17-2018	15,000,000	14,927,100
FFCB (z)	1.65	8-22-2018	100,000,000	99,488,361
FFCB (3 Month LIBOR -0.13%) ±	1.65	8-1-2019	100,000,000	100,000,000
FFCB (z)	1.67	6-15-2018	25,000,000	24,948,125
FFCB (3 Month LIBOR -0.15%) ±	1.68	11-14-2018	27,550,000	27,550,482
FFCB (z)	1.68	9-7-2018	50,000,000	49,701,688
FFCB (z)	1.69	6-6-2018	75,000,000	74,874,000
FFCB (z)	1.69	9-26-2018	100,000,000	99,313,444
FFCB (3 Month LIBOR -0.13%) ±	1.71	8-14-2019	100,000,000	99,994,849
FFCB (1 Month LIBOR -0.15%) ±	1.74	1-4-2019	200,000,000	199,997,269
FFCB (1 Month LIBOR -0.14%) ±	1.76	8-24-2018	300,000,000	299,997,134
FFCB (1 Month LIBOR -0.14%) ±	1.76	6-13-2019	88,000,000	87,886,549
FFCB (1 Month LIBOR -0.13%) ±	1.77	8-15-2018	50,000,000	49,998,976
FFCB (1 Month LIBOR -0.10%) ±	1.80	8-15-2019	118,000,000	117,988,501
FFCB (1 Month LIBOR -0.10%) ±	1.80	7-19-2019	145,000,000	144,991,017
FFCB (1 Month LIBOR -0.10%) ±	1.80	7-25-2019	250,000,000	249,987,608
FFCB (1 Month LIBOR -0.08%) ±	1.80	6-5-2019	35,000,000	34,998,100
FFCB (1 Month LIBOR -0.09%) ±	1.81	8-19-2019	200,000,000	199,986,772
FFCB (1 Month LIBOR -0.08%) ±	1.82	7-15-2019	200,000,000	199,987,906
FFCB (1 Month LIBOR -0.08%) ±	1.82	6-10-2019	200,000,000	199,978,198
FFCB (1 Month LIBOR -0.08%) ±	1.82	10-25-2019	208,000,000	207,995,165
FFCB (1 Month LIBOR -0.08%) ±	1.82	11-20-2019	150,000,000	149,952,557
FFCB (1 Month LIBOR -0.08%) ±	1.82	9-23-2019	150,000,000	149,999,072
FFCB (1 Month LIBOR -0.08%) ±	1.82	7-10-2019	147,200,000	147,200,000
FFCB (1 Month LIBOR -0.07%) ±	1.82	4-18-2019	150,000,000	150,015,855
FFCB (1 Month LIBOR -0.08%) ±	1.83	4-29-2019	100,000,000	99,995,938
FFCB (1 Month LIBOR -0.07%) ±	1.83	9-12-2019	100,000,000	99,993,151
FFCB (1 Month LIBOR -0.06%) ±	1.84	2-27-2020	48,500,000	48,496,464
FFCB (3 Month LIBOR -0.14%) ±	1.85	8-28-2019	25,000,000	25,000,000
FFCB (1 Month LIBOR -0.05%) ±	1.85	3-12-2020	250,000,000	249,986,049
FFCB (1 Month LIBOR -0.03%) ±	1.87	4-9-2020	250,000,000	249,975,849
FFCB (z)	1.87	12-17-2018	10,000,000	9,882,444
FFCB (3 Month LIBOR -0.15%) ±	1.87	3-2-2020	100,000,000	99,996,347
FFCB (1 Month LIBOR -0.01%) ±	1.88	6-1-2018	25,000,000	24,999,911
FFCB (3 Month LIBOR -0.06%) ±	1.89	5-25-2018	50,000,000	49,999,874
FFCB (z)	1.89	9-27-2018	17,000,000	16,868,425
FFCB (3 Month LIBOR +0.04%) ±	1.89	11-16-2018	8,500,000	8,509,155
FFCB (1 Month LIBOR +0.00%) ±	1.90	7-10-2018	200,000,000	199,996,079
FFCB (1 Month LIBOR +0.02%) ±	1.90	10-3-2018	75,000,000	75,001,718
FFCB (3 Month LIBOR -0.19%) ±	1.90	6-13-2019	125,000,000	125,002,233
FFCB (1 Month LIBOR +0.03%) ±	1.92	8-22-2018	250,000,000	249,996,748
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.09%) ±	1.92	3-26-2020	100,000,000	99,994,334
FFCB (1 Month LIBOR +0.05%) ±	1.94	1-3-2019	50,000,000	50,000,000
FFCB (3 Month LIBOR -0.13%) ±	1.94	9-12-2019	100,000,000	99,994,532
FFCB (1 Month LIBOR +0.05%) ±	1.95	11-15-2018	250,000,000	249,997,270
FFCB (1 Month LIBOR +0.07%) ±	1.97	1-8-2019	125,000,000	125,000,000
FFCB (1 Month LIBOR +0.07%) ±	1.97	11-29-2018	100,000,000	99,997,076
FFCB (1 Month LIBOR +0.10%) ±	1.98	10-3-2018	249,000,000	248,993,981
FFCB (1 Month LIBOR +0.09%) ±	1.99	9-19-2018	300,000,000	299,996,500
FFCB (1 Month LIBOR +0.09%) ±	1.99	10-19-2018	150,000,000	150,000,000
FFCB (1 Month LIBOR +0.09%) ±	1.99	10-11-2018	375,000,000	374,991,258
FFCB (1 Month LIBOR +0.11%) ±	2.00	9-6-2018	175,000,000	175,000,000
FFCB (1 Month LIBOR +0.12%) ±	2.00	5-4-2018	250,000,000	249,999,939
FFCB (1 Month LIBOR +0.12%) ±	2.02	6-20-2018	150,000,000	150,000,000
FFCB (1 Month LIBOR +0.13%) ±	2.03	7-19-2018	165,000,000	165,060,599
FFCB (1 Month LIBOR +0.14%) ±	2.03	8-1-2018	69,000,000	69,000,888
FFCB (1 Month LIBOR +0.16%) ±	2.05	12-2-2019	25,000,000	25,093,654
FFCB (1 Month LIBOR +0.19%) ±	2.09	8-8-2018	40,000,000	40,005,492
FFCB (3 Month LIBOR -0.20%) ±	2.13	1-9-2019	25,000,000	25,000,000

1

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FFCB (3 Month LIBOR -0.20%) ±	2.15%	4-16-2019	$25,000,000	$24,997,719
FFCB (3 Month LIBOR -0.17%) ±	2.16	4-9-2020	100,000,000	99,992,309
FFCB (3 Month LIBOR +0.05%) ±	2.30	6-22-2018	77,600,000	77,630,255
FHLB	0.63	8-7-2018	96,810,000	96,570,494
FHLB	0.88	6-29-2018	136,225,000	136,122,219
FHLB	0.88	10-1-2018	75,265,000	75,023,771
FHLB (z)	1.41	5-4-2018	108,723,000	108,710,316
FHLB (3 Month LIBOR -0.35%) ±	1.47	5-11-2018	150,000,000	150,000,000
FHLB (3 Month LIBOR -0.35%) ±	1.48	5-14-2018	141,900,000	141,896,608
FHLB (3 Month LIBOR -0.35%) ±	1.49	5-15-2018	250,000,000	249,999,910
FHLB	1.50	11-20-2018	43,000,000	42,960,767
FHLB (3 Month LIBOR -0.26%) ±	1.53	8-7-2018	150,000,000	150,000,000
FHLB (z)	1.54	5-23-2018	124,546,000	124,429,539
FHLB (z)	1.56	5-2-2018	188,900,000	188,891,867
FHLB (3 Month LIBOR -0.19%) ±	1.59	11-2-2018	91,400,000	91,383,355
FHLB (z)	1.62	5-16-2018	175,000,000	174,882,551
FHLB (z)	1.62	6-5-2018	200,000,000	199,686,944
FHLB (z)	1.65	5-11-2018	100,000,000	99,954,444
FHLB (z)	1.65	5-14-2018	100,000,000	99,940,778
FHLB (z)	1.68	5-30-2018	100,000,000	99,865,553
FHLB (z)	1.68	5-25-2018	200,000,000	199,777,333
FHLB (z)	1.69	6-8-2018	550,000,000	549,025,829
FHLB (z)	1.70	6-1-2018	50,000,000	49,926,806
FHLB (1 Month LIBOR -0.17%) ±	1.72	5-1-2018	300,000,000	300,000,000
FHLB (1 Month LIBOR -0.17%) ±	1.72	5-3-2018	250,000,000	250,000,000
FHLB (1 Month LIBOR -0.17%) ±	1.73	6-7-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.16%) ±	1.73	7-2-2018	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.16%) ±	1.73	8-1-2018	150,000,000	150,000,000
FHLB (z)	1.73	5-9-2018	175,000,000	174,932,778
FHLB (1 Month LIBOR -0.16%) ±	1.74	7-19-2018	200,000,000	200,000,000
FHLB (z)	1.74	6-13-2018	400,000,000	399,173,444
FHLB (1 Month LIBOR -0.16%) ±	1.74	7-23-2018	250,000,000	250,000,000
FHLB (1 Month LIBOR -0.16%) ±	1.74	6-28-2018	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.16%) ±	1.74	5-25-2018	250,000,000	250,000,000
FHLB (1 Month LIBOR -0.15%) ±	1.74	11-1-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.75	9-5-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.15%) ±	1.75	7-13-2018	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.75	5-18-2018	25,000,000	25,000,008
FHLB (1 Month LIBOR -0.14%) ±	1.75	6-12-2018	150,000,000	150,003,724
FHLB (1 Month LIBOR -0.13%) ±	1.76	6-1-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.76	10-16-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.76	7-6-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.76	9-6-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.76	10-26-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.76	6-18-2018	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.77	6-19-2018	250,000,000	250,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.77	8-28-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.77	10-10-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.77	10-23-2018	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.77	11-15-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.77	8-21-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.77	9-7-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.77	11-20-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.77	12-10-2018	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.12%) ±	1.77	9-12-2018	300,000,000	300,000,000
FHLB (1 Month LIBOR -0.12%) ±	1.78	9-7-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.12%) ±	1.78	9-6-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.12%) ±	1.78	12-10-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.12%) ±	1.78	8-24-2018	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.16%) ±	1.78	5-24-2019	42,000,000	42,007,136
FHLB (3 Month LIBOR -0.16%) ±	1.78	5-24-2019	200,000,000	200,030,123
FHLB (1 Month LIBOR -0.11%) ±	1.79	2-22-2019	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.11%) ±	1.79	10-26-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.11%) ±	1.79	12-11-2018	250,000,000	250,000,000
FHLB (1 Month LIBOR -0.10%) ±	1.79	12-18-2018	154,000,000	154,000,668
FHLB (1 Month LIBOR -0.10%) ±	1.80	12-21-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.08%) ±	1.80	2-4-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.09%) ±	1.81	11-8-2018	75,000,000	75,000,000

2

Wells Fargo Government Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FHLB (1 Month LIBOR -0.09%) ±	1.81%	7-17-2019	$100,000,000	$100,000,097
FHLB (1 Month LIBOR -0.09%) ±	1.81	1-14-2019	250,000,000	250,021,005
FHLB (1 Month LIBOR -0.09%) ±	1.81	7-16-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.09%) ±	1.81	11-28-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.09%) ±	1.81	7-22-2019	100,000,000	100,000,055
FHLB (1 Month LIBOR -0.08%) ±	1.82	11-13-2018	75,000,000	75,000,000
FHLB (1 Month LIBOR -0.08%) ±	1.82	3-19-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.08%) ±	1.82	3-15-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.08%) ±	1.82	3-20-2019	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.16%) ±	1.82	5-28-2019	577,500,000	577,649,794
FHLB (1 Month LIBOR -0.06%) ±	1.84	4-26-2019	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.05%) ±	1.84	7-12-2018	200,000,000	200,010,171
FHLB (1 Month LIBOR -0.05%) ±	1.85	10-9-2019	150,000,000	150,000,000
FHLB (3 Month LIBOR -0.16%) ±	1.85	6-1-2018	70,000,000	70,000,000
FHLB (3 Month LIBOR -0.16%) ±	1.85	6-1-2018	335,000,000	334,999,854
FHLB (1 Month LIBOR -0.05%) ±	1.85	12-13-2019	100,000,000	100,000,000
FHLB (z)	1.86	7-27-2018	200,000,000	199,104,867
FHLB (U.S. Treasury 3 Month +0.07%) ±	1.86	1-30-2020	150,000,000	150,000,000
FHLB (z)	1.86	7-25-2018	149,000,000	148,347,054
FHLB (3 Month LIBOR -0.16%) ±	1.87	6-5-2019	10,000,000	10,004,230
FHLB (1 Month LIBOR -0.01%) ±	1.89	6-25-2018	70,000,000	69,995,829
FHLB (z)	1.89	8-22-2018	100,000,000	99,409,889
FHLB (3 Month LIBOR -0.17%) ±	1.91	6-12-2018	250,000,000	249,998,550
FHLB (3 Month LIBOR -0.16%) ±	1.91	6-12-2019	422,490,000	422,483,933
FHLB (z)	1.92	9-13-2018	100,000,000	99,287,500
FHLB (z)	1.96	9-26-2018	175,000,000	173,600,681
FHLB (3 Month LIBOR -0.12%) ±	1.97	12-13-2019	150,000,000	150,000,000
FHLB (3 Month LIBOR -0.20%) ±	2.00	6-20-2018	200,000,000	200,000,000
FHLB (3 Month LIBOR -0.14%) ±	2.06	12-20-2019	250,000,000	249,950,538
FHLB (3 Month LIBOR -0.19%) ±	2.11	6-28-2018	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.24%) ±	2.11	10-16-2018	150,000,000	150,000,000
FHLB (3 Month LIBOR -0.25%) ±	2.11	7-30-2018	300,000,000	300,000,000
FHLB (3 Month LIBOR -0.14%) ±	2.15	12-26-2019	225,000,000	225,000,000
FHLB (3 Month LIBOR -0.21%) ±	2.15	10-26-2018	200,000,000	200,000,000
FHLB (3 Month LIBOR -0.20%) ±	2.16	1-18-2019	300,000,000	300,009,095
FHLB (3 Month LIBOR -0.15%) ±	2.16	1-2-2020	150,000,000	150,000,000
FHLB (3 Month LIBOR -0.12%) ±	2.20	10-5-2018	50,000,000	49,999,634
FHLB (3 Month LIBOR -0.16%) ±	2.20	1-24-2019	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.16%) ±	2.21	1-22-2019	100,000,000	100,000,000
FHLMC	0.88	10-12-2018	260,689,000	259,790,774
FHLMC (1 Month LIBOR -0.15%) ±	1.75	8-22-2018	250,000,000	250,000,000
FHLMC (1 Month LIBOR -0.13%) ±	1.77	11-27-2018	50,000,000	50,000,000
FHLMC (1 Month LIBOR -0.10%) ±	1.80	8-8-2019	100,000,000	100,000,000
FHLMC	4.88	6-13-2018	12,900,000	12,954,395
FNMA	0.88	5-21-2018	122,294,000	122,266,912
FNMA	1.13	10-19-2018	67,844,000	67,681,808
FNMA	1.13	12-14-2018	27,992,000	27,857,354
FNMA	1.63	11-27-2018	69,475,000	69,419,922
FNMA (z)	1.68	6-18-2018	300,000,000	299,331,999
FNMA (z)	1.70	6-25-2018	100,000,000	99,741,806
FNMA (z)	1.75	6-13-2018	84,474,000	84,298,435
FNMA	1.88	9-18-2018	33,455,000	33,483,384
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	1.80	8-15-2019	12,000,000	12,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	1.80	11-15-2022	21,700,000	21,700,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	1.80	11-15-2023	10,000,000	10,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	1.80	6-28-2028	33,241,466	33,241,466
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	1.80	10-15-2033	14,965,000	14,965,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	1.80	10-15-2039	15,000,000	15,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	1.80	7-7-2040	20,000,000	20,000,000

3

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	1.80%	7-7-2040	$8,500,000	$8,500,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	1.89	12-15-2019	19,404,000	19,404,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	1.89	7-9-2026	77,496,375	77,496,375
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	1.89	1-15-2030	17,735,808	17,735,808
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	1.89	9-2-2031	33,190,000	33,190,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	1.89	9-30-2031	11,722,100	11,722,100
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	1.89	5-15-2033	3,809,187	3,809,187
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	1.89	1-15-2040	11,976,000	11,976,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	1.89	7-15-2040	9,900,000	9,900,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	1.90	10-15-2032	23,943,590	23,943,590
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	1.90	6-15-2034	19,317,094	19,317,094
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	1.90	1-20-2035	32,300,000	32,300,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	1.90	4-20-2035	22,500,000	22,500,000
Overseas Private Investment Corporation Series 1 (U.S. Treasury 3 Month +0.00%) ±§	1.89	9-30-2031	4,615,000	4,615,000
Overseas Private Investment Corporation Series 1 (U.S. Treasury 3 Month +0.00%) ±§	1.89	1-15-2040	9,980,000	9,980,000
Overseas Private Investment Corporation Series 1 (U.S. Treasury 3 Month +0.00%) ±§	1.90	8-15-2026	15,820,605	15,820,605
Overseas Private Investment Corporation Series 2 (U.S. Treasury 3 Month +0.00%) ±§	1.80	10-10-2025	7,094,250	7,094,250
Overseas Private Investment Corporation Series 2 (U.S. Treasury 3 Month +0.00%) ±§	1.89	9-30-2031	10,799,100	10,799,100
Overseas Private Investment Corporation Series 2-2 (U.S. Treasury 3 Month +0.00%) ±§	1.89	7-15-2040	3,500,000	3,500,000
Overseas Private Investment Corporation Series 24YR (U.S. Treasury 3 Month +0.00%) ±§	1.80	7-7-2040	8,600,000	8,600,000
Overseas Private Investment Corporation Series 3 (U.S. Treasury 3 Month +0.00%) ±§	1.80	10-10-2025	9,222,525	9,222,525
Overseas Private Investment Corporation Series 3 (U.S. Treasury 3 Month +0.00%) ±§	1.89	7-15-2026	5,833,740	5,833,740
Overseas Private Investment Corporation Series 4 (U.S. Treasury 3 Month +0.00%) ±§	1.89	9-2-2031	3,500,000	3,500,000
Overseas Private Investment Corporation Series 4 (U.S. Treasury 3 Month +0.00%) ±§	1.89	9-30-2031	6,276,400	6,276,400
Overseas Private Investment Corporation Series 4 (U.S. Treasury 3 Month +0.00%) ±§	1.90	11-15-2033	25,572,650	25,572,650
Overseas Private Investment Corporation Series 4 (U.S. Treasury 3 Month +0.00%) ±§	1.90	1-20-2035	9,000,000	9,000,000
Overseas Private Investment Corporation Series 5 (U.S. Treasury 3 Month +0.00%) ±§	1.89	9-30-2031	6,461,000	6,461,000
Overseas Private Investment Corporation Series 6 (U.S. Treasury 3 Month +0.00%) ±§	1.80	7-7-2040	4,900,000	4,900,000
Overseas Private Investment Corporation Series 6 (U.S. Treasury 3 Month +0.00%) ±§	1.89	9-30-2031	6,461,000	6,461,000
Overseas Private Investment Corporation Series 7 (U.S. Treasury 3 Month +0.00%) ±§	1.89	9-30-2031	3,692,000	3,692,000
Overseas Private Investment Corporation Series 8 (U.S. Treasury 3 Month +0.00%) ±§	1.89	9-30-2031	13,845,000	13,845,000
Overseas Private Investment Corporation Series 9 (U.S. Treasury 3 Month +0.00%) ±§	1.89	9-30-2031	4,338,100	4,338,100
Overseas Private Investment Corporation Series 9 (U.S. Treasury 3 Month +0.00%) ±§	1.90	5-15-2030	27,336,000	27,336,000

Total Government Agency Debt (Cost $27,173,641,260)				27,173,641,260

4

Wells Fargo Government Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^: 45.68%
Bank of America Corporation, dated 4-30-2018, maturity value $1,825,088,208 (1)	1.74%	5-1-2018	$1,825,000,000	$1,825,000,000
Bank of Montreal, dated 4-30-2018, maturity value $100,004,806 (2)	1.73	5-1-2018	100,000,000	100,000,000
Bank of Montreal, dated 4-30-2018, maturity value $150,007,083 (3)	1.70	5-1-2018	150,000,000	150,000,000
Bank of Montreal, dated 4-30-2018, maturity value $325,015,618 (4)	1.73	5-1-2018	325,000,000	325,000,000
Bank of Nova Scotia, dated 4-30-2018, maturity value $850,041,083 (5)	1.74	5-1-2018	850,000,000	850,000,000
Barclays Capital Incorporated, dated 4-30-2018, maturity value $150,007,083 (6)	1.70	5-1-2018	150,000,000	150,000,000
Barclays Capital Incorporated, dated 4-30-2018, maturity value $900,043,500 (7)	1.74	5-1-2018	900,000,000	900,000,000
BNP Paribas Securities Corporation, dated 4-30-2018, maturity value $100,004,778 (8)	1.72	5-1-2018	100,000,000	100,000,000
BNP Paribas, dated 3-13-2018, maturity value $200,553,944 (9)	1.69	5-11-2018	200,000,000	200,000,000
BNP Paribas, dated 3-2-2018, maturity value $200,569,333 (10)	1.68	5-2-2018	200,000,000	200,000,000
BNP Paribas, dated 3-2-2018, maturity value $300,868,000 (11)	1.68	5-7-2018	300,000,000	300,000,000
BNP Paribas, dated 4-20-2018, maturity value $150,224,750 (12)	1.74	5-21-2018	150,000,000	150,000,000
BNP Paribas, dated 4-30-2018, maturity value $1,325,063,674 (13)	1.73	5-1-2018	1,325,000,000	1,325,000,000
BNP Paribas, dated 4-30-2018, maturity value $677,932,200 (14)	1.71	5-1-2018	677,900,000	677,900,000
BNP Paribas, dated 4-4-2018, maturity value $300,432,500 (15)	1.73	5-4-2018	300,000,000	300,000,000
Citibank NA, dated 4-26-2018, maturity value $250,082,153 (16)	1.69	5-3-2018	250,000,000	250,000,000
Citibank NA, dated 4-30-2018, maturity value $250,012,014 (17)	1.73	5-1-2018	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 4-24-2018, maturity value $250,082,639 (18)	1.70	5-1-2018	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 4-30-2018, maturity value $500,024,028 (19)	1.73	5-1-2018	500,000,000	500,000,000
Credit Agricole SA, dated 4-26-2018, maturity value $500,166,250 (20)	1.71	5-3-2018	500,000,000	500,000,000
Credit Agricole SA, dated 4-30-2018, maturity value $1,000,048,056 (21)	1.73	5-1-2018	1,000,000,000	1,000,000,000
Credit Agricole SA, dated 4-30-2018, maturity value $1,500,070,417 (22)	1.69	5-1-2018	1,500,000,000	1,500,000,000
Credit Agricole SA, dated 4-30-2018, maturity value $250,084,097 (23)	1.73	5-7-2018	250,000,000	250,000,000
Deutsche Bank Securities, dated 4-30-2018, maturity value $250,011,944 (24)	1.72	5-1-2018	250,000,000	250,000,000
Deutsche Bank Securities, dated 4-30-2018, maturity value $500,024,167 (25)	1.74	5-1-2018	500,000,000	500,000,000
Goldman Sachs & Company, dated 4-30-2018, maturity value $700,033,250 (26)	1.71	5-1-2018	700,000,000	700,000,000
Goldman Sachs & Company , dated 4-30-2018, maturity value $593,820,618 (27)	1.25	5-1-2018	593,800,000	593,800,000
ING Financial Markets LLC, dated 11-9-2017, maturity value $161,120,000 (28) §	1.40	5-8-2018	160,000,000	160,000,000
ING Financial Markets LLC, dated 4-17-2018, maturity value $175,382,813 (29)	1.75	6-1-2018	175,000,000	175,000,000
ING Financial Markets LLC, dated 4-2-2018, maturity value $450,765,625 (30)	1.75	5-7-2018	450,000,000	450,000,000
ING Financial Markets LLC, dated 4-23-2018, maturity value $300,609,000 (31)	1.74	6-4-2018	300,000,000	300,000,000
ING Financial Markets LLC, dated 4-24-2018, maturity value $150,049,583 (32)	1.70	5-1-2018	150,000,000	150,000,000
ING Financial Markets LLC, dated 4-3-2018, maturity value $350,598,889 (33)	1.76	5-8-2018	350,000,000	350,000,000
ING Financial Markets LLC, dated 4-30-2018, maturity value $250,012,014 (34)	1.73	5-1-2018	250,000,000	250,000,000
ING Financial Markets LLC, dated 4-30-2018, maturity value $650,031,236 (35)	1.73	5-1-2018	650,000,000	650,000,000
ING Financial Markets LLC, dated 4-9-2018, maturity value $250,425,347 (36)	1.75	5-14-2018	250,000,000	250,000,000
JPMorgan Securities, dated 4-30-2018, maturity value $250,012,014 (37)	1.73	5-1-2018	250,000,000	250,000,000
JPMorgan Securities, dated 4-30-2018, maturity value $600,028,667 (38)	1.72	5-1-2018	600,000,000	600,000,000
JPMorgan Securities, dated 4-30-2018, maturity value $765,036,338 (39)	1.71	5-1-2018	765,000,000	765,000,000
Merrill Lynch, Pierce, Fenner & Smith Incorporated, dated 4-30-2018, maturity value $100,004,833 (40)	1.74	5-1-2018	100,000,000	100,000,000
MetLife Incorporated, dated 4-30-2018, maturity value $350,019,245 (41)	1.73	5-1-2018	350,002,425	350,002,425

5

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^ (continued)
Mitsubishi Bank, dated 4-30-2018, maturity value $1,000,048,056 (42)	1.73%	5-1-2018	$1,000,000,000	$1,000,000,000
Mizuho Bank, dated 4-30-2018, maturity value $650,031,417 (43)	1.74	5-1-2018	650,000,000	650,000,000
Nomura, dated 4-24-2018, maturity value $1,000,330,556 (44)	1.70	5-1-2018	1,000,000,000	1,000,000,000
Prudential Insurance Company of America, dated 4-30-2018, maturity value $180,296,264 (45)	1.75	5-1-2018	180,287,500	180,287,500
Prudential Insurance Company of America, dated 4-30-2018, maturity value $464,967,601 (46)	1.75	5-1-2018	464,945,000	464,945,000
RBC Capital Markets, dated 4-23-2018, maturity value $300,880,000 (47)	1.76	6-22-2018	300,000,000	300,000,000
RBC Capital Markets, dated 4-26-2018, maturity value $251,175,000 (48)	1.88	7-25-2018	250,000,000	250,000,000
RBC Capital Markets, dated 4-27-2018, maturity value $854,016,250 (49)	1.89	7-26-2018	850,000,000	850,000,000
RBC Capital Markets, dated 4-4-2018, maturity value $250,358,333 (50)	1.72	5-4-2018	250,000,000	250,000,000
RBC Capital Markets, dated 4-5-2018, maturity value $300,458,667 (51)	1.72	5-7-2018	300,000,000	300,000,000
RBC Capital Markets, dated 4-9-2018, maturity value $300,430,000 (52)	1.72	5-9-2018	300,000,000	300,000,000
RBC Dain Rauscher, dated 4-24-2018, maturity value $251,175,000 (53)	1.88	7-23-2018	250,000,000	250,000,000
RBC Dominion, dated 4-25-2018, maturity value $250,082,639 (54)	1.70	5-2-2018	250,000,000	250,000,000
RBC Dominion, dated 4-30-2018, maturity value $650,031,236 (55)	1.73	5-1-2018	650,000,000	650,000,000
Royal Bank of Canada, dated 4-30-2018, maturity value $1,150,055,583 (56)	1.74	5-1-2018	1,150,000,000	1,150,000,000
Royal Bank of Scotland, dated 4-30-2018-2018, maturity value $600,028,833 (57)	1.73	5-1-2018	600,000,000	600,000,000
Societe Generale, dated 4-10-2018, maturity value $250,362,500 (58)	1.74	5-10-2018	250,000,000	250,000,000
Societe Generale, dated 4-26-2018, maturity value $250,083,125 (59)	1.71	5-3-2018	250,000,000	250,000,000
Societe Generale, dated 4-30-2018, maturity value $1,650,079,750 (60)	1.74	5-1-2018	1,650,000,000	1,650,000,000
TD Securities, dated 4-30-2018, maturity value $1,200,058,000 (61)	1.74	5-1-2018	1,200,000,000	1,200,000,000

Total Repurchase Agreements (Cost $30,691,934,925)				30,691,934,925

Treasury Debt : 13.88%
U.S. Treasury Bill (z)	1.46	5-24-2018	400,000,000	399,630,212
U.S. Treasury Bill (z)	1.27	5-3-2018	1,750,000,000	1,749,877,033
U.S. Treasury Bill (z)	1.37	5-10-2018	1,180,000,000	1,179,599,334
U.S. Treasury Bill (z)	1.40	5-17-2018	640,000,000	639,605,032
U.S. Treasury Bill (z)	1.46	6-7-2018	125,000,000	124,813,972
U.S. Treasury Bill (z)	1.47	5-31-2018	550,000,000	549,332,874
U.S. Treasury Bill (z)	1.49	6-21-2018	90,000,000	89,810,833
U.S. Treasury Bill (z)	1.55	6-28-2018	180,000,000	179,552,820
U.S. Treasury Bill (z)	1.57	7-12-2018	170,000,000	169,469,600
U.S. Treasury Bill (z)	1.58	7-5-2018	280,000,000	279,209,347
U.S. Treasury Bill (z)	1.61	7-19-2018	270,000,000	269,055,182
U.S. Treasury Bill (z)	1.69	6-14-2018	70,000,000	69,856,438
U.S. Treasury Bill (z)	1.76	8-9-2018	700,000,000	696,605,833
U.S. Treasury Bill (z)	1.80	8-16-2018	290,000,000	288,460,835
U.S. Treasury Bill (z)	1.85	9-6-2018	60,000,000	59,609,600
U.S. Treasury Bill (z)	1.85	8-23-2018	230,000,000	228,662,702
U.S. Treasury Bill (z)	1.92	10-4-2018	60,000,000	59,504,700
U.S. Treasury Bill (z)	1.96	9-20-2018	30,000,000	29,770,433
U.S. Treasury Note	0.75	9-30-2018	50,000,000	49,805,079
U.S. Treasury Note	0.88	5-31-2018	50,000,000	49,984,126
U.S. Treasury Note	0.88	10-15-2018	250,000,000	249,044,219
U.S. Treasury Note	1.00	5-31-2018	530,000,000	529,870,981
U.S. Treasury Note	1.25	10-31-2018	170,000,000	169,581,833
U.S. Treasury Note	1.25	11-30-2018	150,000,000	149,466,854
U.S. Treasury Note	1.38	9-30-2018	350,000,000	349,485,015
U.S. Treasury Note	1.38	11-30-2018	110,000,000	109,744,247
U.S. Treasury Note	1.75	10-31-2018	41,575,000	41,587,285
U.S. Treasury Note	2.38	5-31-2018	440,000,000	440,388,416
U.S. Treasury Note	3.88	5-15-2018	125,000,000	125,127,096

Total Treasury Debt (Cost $9,326,511,931)				9,326,511,931

6

Wells Fargo Government Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

		Value
Total investments in securities (Cost $67,192,088,116)	100.00%	$67,192,088,116

Other assets and liabilities, net	0.00	387,925

Total net assets	100.00%	$67,192,476,041

(z)	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 4.00%, 11-20-2041 to 8-20-2045, fair value including accrued interest is $1,879,750,000.
(2)	U.S. government securities, 2.00% to 4.50%, 3-31-2023 to 3-1-2048, fair value including accrued interest is $102,936,649.
(3)	U.S. government securities, 2.13%, 8-15-2021 to 11-30-2023, fair value including accrued interest is $153,000,007.
(4)	U.S. government securities, 0.00% to 9.00%, 6-21-2018 to 4-1-2048, fair value including accrued interest is $334,444,730.
(5)	U.S. government securities, 3.00% to 4.50%, 11-1-2024 to 1-1-2048, fair value including accrued interest is $875,500,000.
(6)	U.S. government securities, 3.50% to 4.00%, 2-1-2032 to 8-1-2053, fair value including accrued interest is $154,500,001.
(7)	U.S. government securities, 1.21% to 7.65%, 9-1-2018 to 5-1-2048, fair value including accrued interest is $927,000,001.
(8)	U.S. government securities, 0.00% to 5.37%, 2-1-2019 to 3-9-2038, fair value including accrued interest is $102,000,022.
(9)	U.S. government securities, 0.13% to 3.88%, 5-31-2019 to 2-15-2047, fair value including accrued interest is $204,000,033.
(10)	U.S. government securities, 2.38% to 5.00%, 3-1-2026 to 5-1-2056, fair value including accrued interest is $206,000,000.
(11)	U.S. government securities, 2.25% to 6.50%, 8-1-2019 to 1-1-2048, fair value including accrued interest is $308,821,371.
(12)	U.S. government securities, 0.13% to 7.00%, 5-31-2018 to 3-20-2048, fair value including accrued interest is $154,351,957.
(13)	U.S. government securities, 0.13% to 8.00%, 11-1-2018 to 4-1-2048, fair value including accrued interest is $1,363,454,328.
(14)	U.S. government securities, 0.00% to 8.00%, 7-15-2018 to 8-15-2046, fair value including accrued interest is $691,458,000.
(15)	U.S. government securities, 1.20% to 8.00%, 8-15-2019 to 3-20-2048, fair value including accrued interest is $308,862,601.
(16)	U.S. government securities, 0.00% to 8.50%, 5-3-2018 to 10-20-2067, fair value including accrued interest is $256,055,875.
(17)	U.S. government securities, 0.00% to 9.00%, 7-20-2018 to 9-15-2060, fair value including accrued interest is $256,022,717.
(18)	U.S. government securities, 0.00% to 4.01%, 10-31-2018 to 6-20-2067, fair value including accrued interest is $255,104,610.
(19)	U.S. government securities, 1.00% to 3.63%, 12-15-2018 to 5-15-2020, fair value including accrued interest is $510,000,062.
(20)	U.S. government securities, 2.25% to 2.88%, 11-15-2024 to 4-30-2025, fair value including accrued interest is $510,000,024.
(21)	U.S. government securities, 1.38% to 4.00%, 9-28-2020 to 12-20-2047, fair value including accrued interest is $1,028,295,779.
(22)	U.S. government securities, 0.13% to 2.00%, 4-15-2019 to 11-15-2026, fair value including accrued interest is $1,530,000,036.
(23)	U.S. government securities, 2.25%, 11-15-2024, fair value including accrued interest is $255,000,015.
(24)	U.S. government securities, 1.13% to 2.13%, 2-28-2021 to 1-31-2024, fair value including accrued interest is $255,000,081.
(25)	U.S. government securities, 0.00% to 7.00%, 7-12-2018 to 1-1-2048, fair value including accrued interest is $513,807,037.
(26)	U.S. government securities, 0.00% to 6.00%, 11-15-2018 to 4-20-2048, fair value including accrued interest is $715,657,343.
(27)	U.S. government securities, 0.00%, 8-15-2018 to 2-15-2027, fair value including accrued interest is $605,676,000.
(28)	U.S. government securities, 1.88% to 4.50%, 2-28-2022 to 2-1-2048, fair value including accrued interest is $164,790,848.
(29)	U.S. government securities, 1.88% to 5.00%, 2-28-2022 to 2-1-2048, fair value including accrued interest is $180,239,210.
(30)	U.S. government securities, 2.00% to 5.50%, 3-1-2021 to 2-1-2048, fair value including accrued interest is $463,500,000.
(31)	U.S. government securities, 1.88% to 5.00%, 2-28-2022 to 2-1-2048, fair value including accrued interest is $308,982,549.
(32)	U.S. government securities, 1.88% to 6.00%, 2-28-2022 to 8-1-2048, fair value including accrued interest is $154,493,807.
(33)	U.S. government securities, 1.88% to 6.00%, 9-1-2018 to 2-1-2048, fair value including accrued interest is $360,493,160.
(34)	U.S. government securities, 1.88% to 6.00%, 2-28-2022 to 2-1-2048, fair value including accrued interest is $257,475,782.
(35)	U.S. government securities, 1.00% to 2.00%, 9-15-2018 to 8-15-2025, fair value including accrued interest is $663,265,306.
(36)	U.S. government securities, 0.75% to 7.00%, 9-30-2018 to 4-1-2048, fair value including accrued interest is $257,500,016.
(37)	U.S. government securities, 2.50% to 6.00%, 7-1-2018 to 3-1-2048, fair value including accrued interest is $257,500,414.
(38)	U.S. government securities, 0.00% to 8.88%, 7-15-2018 to 4-15-2030, fair value including accrued interest is $612,004,555.
(39)	U.S. government securities, 0.13% to 3.88%, 7-15-2020 to 4-15-2029, fair value including accrued interest is $780,303,031.
(40)	U.S. government securities, 4.00% to 4.50%, 3-1-2047 to 5-1-2048, fair value including accrued interest is $103,000,001.
(41)	U.S. government securities, 0.00% to 1.13%, 6-28-2018 to 2-28-2019, fair value including accrued interest is $357,065,916.
(42)	U.S. government securities, 0.00% to 8.00%, 6-15-2018 to 1-20-2068, fair value including accrued interest is $1,029,984,574.
(43)	U.S. government securities, 2.38% to 7.50%, 9-1-2026 to 6-20-2047, fair value including accrued interest is $669,500,000.
(44)	U.S. government securities, 0.00% to 8.75%, 5-15-2018 to 2-15-2043, fair value including accrued interest is $1,020,000,002.
(45)	U.S. government securities, 0.00% to 3.00%, 5-15-2018 to 5-15-2045, fair value including accrued interest is $183,893,250.
(46)	U.S. government securities, 0.00%, 11-15-2021 to 8-15-2026, fair value including accrued interest is $474,243,900.
(47)	U.S. government securities, 2.29% to 5.00%, 5-1-2023 to 1-1-2057, fair value including accrued interest is $309,000,000.
(48)	U.S. government securities, 2.11% to 4.50%, 3-1-2025 to 2-1-2057, fair value including accrued interest is $257,500,000.

7

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Government Money Market Fund

(49)	U.S. government securities, 1.90% to 6.50%, 1-1-2023 to 1-1-2057, fair value including accrued interest is $875,500,000.
(50)	U.S. government securities, 2.00% to 4.50%, 11-1-2025 to 2-1-2057, fair value including accrued interest is $257,500,001.
(51)	U.S. government securities, 2.66% to 4.50%, 7-1-2026 to 2-1-2057, fair value including accrued interest is $309,000,000.
(52)	U.S. government securities, 2.23% to 4.87%, 3-1-2025 to 1-1-2057, fair value including accrued interest is $309,000,000.
(53)	U.S. government securities, 2.66% to 5.00%, 3-1-2025 to 2-1-2057, fair value including accrued interest is $257,500,001.
(54)	U.S. government securities, 1.50% to 4.00%, 1-31-2022 to 11-20-2047, fair value including accrued interest is $257,493,141.
(55)	U.S. government securities, 1.88% to 4.00%, 1-31-2022 to 7-20-2047, fair value including accrued interest is $669,470,424.
(56)	U.S. government securities, 2.11% to 5.00%, 1-1-2025 to 4-20-2067, fair value including accrued interest is $1,184,500,000.
(57)	U.S. government securities, 0.00% to 3.38%, 5-10-2018 to 11-15-2019, fair value including accrued interest is $612,000,557.
(58)	U.S. government securities, 0.00% to 5.96%, 8-24-2018 to 2-15-2048, fair value including accrued interest is $255,122,882.
(59)	U.S. government securities, 0.00% to 9.00%, 6-21-2018 to 4-20-2047, fair value including accrued interest is $255,091,466.
(60)	U.S. government securities, 0.13% to 3.78%, 8-31-2018 to 2-15-2047, fair value including accrued interest is $1,683,000,042.
(61)	U.S. government securities, 2.50% to 6.00%, 3-1-2026 to 4-15-2048, fair value including accrued interest is $1,236,000,000.

Abbreviations:
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate

8

Wells Fargo Government Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2018 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Government agency debt	$0	$27,173,641,260	$0	$27,173,641,260
Repurchase agreements	0	30,691,934,925	0	30,691,934,925
Treasury debt	0	9,326,511,931	0	9,326,511,931

Total assets	$0	$67,192,088,116	$0	$67,192,088,116

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Heritage Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 25.93%
Abbey National Treasury Services (1 Month LIBOR +0.18%) ±	2.08%	5-15-2018	$34,000,000	$34,003,861
Bank of Nova Scotia (3 Month LIBOR +0.21%) ±144A	2.51	12-21-2018	39,000,000	39,019,580
Bank of Tokyo-Mitsubishi LLC	1.80	5-2-2018	38,000,000	38,000,045
BNP Paribas (3 Month LIBOR +0.15%) ±	2.60	9-28-2018	38,000,000	38,007,505
China Construction Bank Corporation (1 Month LIBOR +0.25%) ±	2.15	7-20-2018	63,000,000	63,014,667
Citibank	2.20	6-12-2018	40,000,000	40,008,093
Credit Suisse AG (3 Month LIBOR +0.10%) ±	2.44	9-21-2018	40,000,000	40,003,096
First Abu Dhabi Bank	1.71	5-1-2018	170,000,000	170,000,000
HSBC Bank plc	1.75	5-2-2018	118,000,000	118,000,000
HSBC Bank plc (3 Month LIBOR +0.15%) ±	1.96	5-11-2018	32,000,000	32,001,652
HSBC Bank plc (1 Month LIBOR +0.20%) ±	2.10	8-9-2018	15,000,000	14,998,961
HSBC Bank USA NA (1 Month LIBOR +0.20%) ±	2.09	11-2-2018	25,000,000	25,000,000
HSBC Bank USA NA (1 Month LIBOR +0.20%) ±	2.10	11-7-2018	25,000,000	24,977,040
Mitsubishi Trust & Bank (1 Month LIBOR +0.21%) ±	2.11	6-21-2018	25,000,000	25,006,511
Mitsubishi Trust & Bank	2.15	5-30-2018	47,850,000	47,859,347
Mizuho Bank Limited (1 Month LIBOR +0.20%) ±	2.10	5-9-2018	40,000,000	40,002,995
Mizuho Bank Limited (1 Month LIBOR +0.44%) ±	2.34	10-10-2018	93,000,000	93,043,461
National Bank of Kuwait	1.71	5-1-2018	198,625,000	198,625,000
Natixis (1 Month LIBOR +0.44%) ±	2.37	9-17-2018	65,000,000	65,022,608
Norinchukin Bank (1 Month LIBOR +0.20%) ±	2.10	7-10-2018	20,000,000	20,003,740
Norinchukin Bank (1 Month LIBOR +0.20%) ±	2.10	7-11-2018	81,000,000	81,014,699
Norinchukin Bank (1 Month LIBOR +0.30%) ±	2.20	9-10-2018	39,000,000	38,997,338
Oversea Chinese Banking Corporation (1 Month LIBOR +0.30%) ±	2.19	9-6-2018	30,000,000	29,998,881
Royal Bank of Canada (1 Month LIBOR +0.18%) ±	2.08	7-10-2018	25,000,000	25,003,706
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.25%) ±	2.14	7-18-2018	50,000,000	49,999,856
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.22%) ±	2.12	6-22-2018	42,000,000	42,000,448
Sumitomo Mitsui Trust (1 Month LIBOR +0.20%) ±	2.09	6-1-2018	80,000,000	80,005,412
Sumitomo Mitsui Trust (1 Month LIBOR +0.43%) ±	2.33	10-11-2018	81,000,000	81,034,046
Svenska Handelsbanken (1 Month LIBOR +0.16%) ±	2.05	9-6-2018	65,000,000	64,971,338
Svenska Handelsbanken (1 Month LIBOR +0.17%) ±	2.07	8-24-2018	40,000,000	39,987,362
Toronto Dominion Bank (1 Month LIBOR +0.20%) ±	2.10	8-10-2018	33,000,000	32,997,325
Toronto Dominion Bank (1 Month LIBOR +0.23%) ±	2.12	12-6-2018	65,000,000	64,963,044

Total Certificates of Deposit (Cost $1,797,486,916)				1,797,571,617

Commercial Paper : 54.40%

Asset-Backed Commercial Paper : 24.81%
Albion Capital Corporation (z)	1.98	5-9-2018	41,000,000	40,983,764
Alpine Securitization Limited (1 Month LIBOR +0.33%) ±	2.22	9-6-2018	92,000,000	91,996,797
Anglesea Funding LLC (1 Month LIBOR +0.18%) ±	2.08	8-6-2018	39,000,000	38,995,157
Anglesea Funding LLC (1 Month LIBOR +0.25%) ±	2.15	10-16-2018	40,000,000	39,998,567
Anglesea Funding LLC (1 Month LIBOR +0.27%) ±	2.17	10-23-2018	39,000,000	38,998,151
Atlantic Asset Securitization Corporation (1 Month LIBOR +0.32%) ±	2.22	11-1-2018	55,000,000	55,000,000
Barton Capital Corporation (z)	2.18	6-5-2018	23,000,000	22,954,652
Bedford Row Funding Corporation (1 Month LIBOR +0.23%) ±144A	2.12	10-1-2018	35,000,000	34,983,048
Bedford Row Funding Corporation (3 Month LIBOR +0.14%) ±144A	2.15	5-31-2018	44,000,000	44,009,864
Cedar Spring Capital Company (z)	1.96	5-10-2018	134,800,000	134,736,982
Chesham Finance Limited (z)	1.75	5-1-2018	167,000,000	167,000,000
Collateralized Commercial Paper II Company LLC (1 Month LIBOR +0.22%) ±	2.12	5-23-2018	19,000,000	19,003,507
Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.22%) ±	2.53	1-2-2019	61,000,000	60,999,695
Crown Point Capital Company LLC (1 Month LIBOR +0.37%) ±	2.27	9-19-2018	101,000,000	100,992,395
Institutional Secured Funding LLC (z)	1.77	5-1-2018	40,000,000	40,000,000
Institutional Secured Funding LLC (z)	1.83	5-2-2018	76,000,000	75,996,390
Institutional Secured Funding LLC (z)	1.84	5-3-2018	71,000,000	70,993,215
Legacy Capital Company (z)	2.00	5-22-2018	40,089,000	40,044,872
Lexington Parker Capital Company LLC (z)	1.95	5-1-2018	26,115,000	26,115,000
Liberty Funding LLC (1 Month LIBOR +0.18%) ±	2.08	7-9-2018	43,000,000	43,006,607
Manhattan Asset Funding Company LLC (3 Month LIBOR +0.14%) ±144A	2.16	6-5-2018	25,000,000	25,003,144
Matchpoint Finance plc (z)	1.75	5-1-2018	77,000,000	77,000,000
Mountcliff Funding LLC (z)	1.78	5-1-2018	143,000,000	143,000,000
Mountcliff Funding LLC (1 Month LIBOR +0.27%) ±	2.17	8-27-2018	38,000,000	37,998,258
Old Line Funding LLC (1 Month LIBOR +0.19%) ±144A	2.09	8-21-2018	25,000,000	24,993,426
Old Line Funding LLC (1 Month LIBOR +0.20%) ±144A	2.10	11-9-2018	30,000,000	29,964,353
Old Line Funding LLC (1 Month LIBOR +0.21%) ±144A	2.10	8-6-2018	22,000,000	21,999,834

1

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Old Line Funding LLC (1 Month LIBOR +0.21%) ±144A	2.11%	8-23-2018	$23,000,000	$22,994,705
Old Line Funding LLC (1 Month LIBOR +0.45%) ±	2.35	9-24-2018	38,000,000	38,009,370
White Plains Capital (z)	2.31	5-15-2018	22,000,000	21,981,777
White Plains Capital (z)	2.57	6-14-2018	50,215,000	50,075,988
White Plains Capital (z)	2.67	7-6-2018	40,000,000	39,822,167

				1,719,651,685

Financial Company Commercial Paper : 25.22%
ANZ Banking Group (1 Month LIBOR +0.17%) ±144A	2.07	8-14-2018	33,000,000	32,993,818
ANZ New Zealand International Limited (3 Month LIBOR +0.15%) ±	2.46	7-3-2018	16,000,000	16,013,542
ASB Finance Limited (3 Month LIBOR +0.20%) ±	2.54	4-11-2019	34,000,000	33,993,530
Banco de Credito e Inversiones (z)	2.15	5-1-2018	22,000,000	22,000,000
Banco de Credito e Inversiones (z)	2.15	5-11-2018	50,000,000	49,974,375
Banco Santander Chile 144A(z)	2.31	5-2-2018	40,000,000	39,997,957
Barclays Bank plc (z)	2.16	6-19-2018	31,000,000	30,909,408
Barclays Bank plc (z)	2.41	7-3-2018	40,000,000	39,842,220
Commonwealth Bank of Australia (1 Month LIBOR +0.16%) ±144A	2.06	7-30-2018	31,000,000	30,998,032
Commonwealth Bank of Australia (1 Month LIBOR +0.21%) ±144A	2.11	11-26-2018	50,000,000	49,964,869
Commonwealth Bank of Australia (3 Month LIBOR +0.25%) ±	2.56	4-3-2019	40,000,000	40,021,615
DBS Bank Limited (1 Month LIBOR +0.12%) ±	2.01	5-18-2018	46,000,000	46,004,731
DBS Bank Limited (3 Month LIBOR +0.13%) ±144A	2.48	7-17-2018	27,000,000	27,020,141
Erste Bank der Oesterreichischen Sparkassen AG (1 Month LIBOR +0.19%) ±144A	2.08	10-12-2018	30,000,000	29,984,124
Federation des Caisses (1 Month LIBOR +0.26%) ±	2.16	2-11-2019	39,000,000	38,967,373
HSBC Bank plc (3 Month LIBOR +0.14%) ±144A	2.43	6-25-2018	19,000,000	19,013,623
ING Funding LLC (3 Month LIBOR +0.16%) ±	2.52	1-7-2019	36,000,000	35,997,525
Intercontinental Exchange 144A(z)	1.79	5-4-2018	42,710,000	42,703,629
Intercontinental Exchange 144A(z)	1.81	5-2-2018	86,828,000	86,823,635
Massachusetts Mutual Life Insurance Company (z)	1.95	5-16-2018	15,000,000	14,988,719
Massachusetts Mutual Life Insurance Company (z)	1.95	5-17-2018	5,500,000	5,495,578
National Australia Bank Limited (1 Month LIBOR +0.16%) ±144A	2.05	8-1-2018	44,000,000	43,997,060
National Australia Bank Limited (1 Month LIBOR +0.18%) ±144A	2.08	9-13-2018	52,000,000	51,986,979
National Australia Bank Limited (1 Month LIBOR +0.20%) ±144A	2.10	10-29-2018	25,000,000	24,990,127
National Securities Clearing Corporation (z)	1.67	5-1-2018	47,000,000	47,000,000
Nederlandse Waterschapsbank NV (z)	1.88	5-3-2018	59,000,000	58,994,018
Nederlandse Waterschapsbank NV (z)	1.91	5-16-2018	32,000,000	31,974,600
Nederlandse Waterschapsbank NV (z)	1.92	5-17-2018	38,000,000	37,967,759
Nederlandse Waterschapsbank NV (z)	1.93	5-24-2018	43,000,000	42,947,281
NV Bank Nederlandse Gemeenten (z)	1.74	5-4-2018	50,000,000	49,992,792
NV Bank Nederlandse Gemeenten (z)	1.92	5-11-2018	26,410,000	26,396,795
NV Bank Nederlandse Gemeenten (z)	1.92	5-9-2018	65,000,000	64,974,289
NV Bank Nederlandse Gemeenten (z)	1.92	5-8-2018	30,000,000	29,989,675
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.14%) ±144A	2.04	5-10-2018	50,000,000	50,003,412
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.15%) ±144A	2.05	6-7-2018	25,000,000	25,000,498
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) ±144A	2.15	1-10-2019	24,000,000	23,983,851
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) ±144A	2.15	1-11-2019	40,000,000	39,972,966
PSP Capital Incorporated (3 Month LIBOR +0.08%) ±144A	1.87	5-4-2018	59,000,000	59,000,596
PSP Capital Incorporated (3 Month LIBOR +0.08%) ±144A	2.06	5-30-2018	34,000,000	34,005,843
Sumitomo Mitsui Trust (z)	2.34	7-16-2018	19,000,000	18,913,480
Suncorp Group Limited (z)	2.00	6-14-2018	50,000,000	49,876,556
Toronto Dominion Bank (1 Month LIBOR +0.30%) ±144A	2.19	12-3-2018	37,000,000	36,999,797
UBS AG (1 Month LIBOR +0.24%) ±144A	2.14	8-7-2018	56,000,000	56,003,534
UBS AG (3 Month LIBOR +0.19%) ±	2.53	12-10-2018	65,000,000	64,996,110
United Overseas Bank Limited 144A(z)	1.86	5-16-2018	25,000,000	24,980,990
Westpac Banking Corporation (1 Month LIBOR +0.18%) ±144A	2.08	8-16-2018	20,000,000	19,996,229

				1,748,653,681

Other Commercial Paper : 4.37%
Baylor Scott & White Health (z)	2.16	6-6-2018	39,000,000	38,925,549
Cincinnati OH Children’s Hospital Medical Center	1.87	5-10-2018	16,000,000	16,000,202
CNPC Finance Limited (z)	2.27	5-3-2018	61,990,000	61,983,991

2

Wells Fargo Heritage Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Other Commercial Paper (continued)
Georgia Municipal Electric Authority	2.10%	5-29-2018	$9,007,000	$9,005,364
Orange County CA Water District	2.10	6-14-2018	23,000,000	23,000,955
St. Joseph County IN (z)	1.95	5-2-2018	43,215,000	43,212,779
Toyota Credit Canada Incorporated (1 Month LIBOR +0.42%) ±	2.31	10-15-2018	39,000,000	39,014,726
Toyota Motor Credit (1 Month LIBOR +0.20%) ±	2.10	5-11-2018	20,000,000	20,001,822
Toyota Motor Finance (1 Month LIBOR +0.20%) ±	2.10	5-11-2018	15,000,000	15,001,366
Toyota Motor Finance (1 Month LIBOR +0.20%) ±	2.10	6-11-2018	20,000,000	20,004,816
University of Chicago (z)	2.01	5-15-2018	17,000,000	16,985,198

				303,136,768

Total Commercial Paper (Cost $3,771,483,725)				3,771,442,134

Municipal Obligations : 12.37%

Colorado : 2.00%

Variable Rate Demand Notes ø: 2.00%
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	1.92	5-1-2052	91,655,000	91,655,000
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue)	1.85	1-1-2027	46,740,000	46,740,000

				138,395,000

Georgia : 0.07%

Variable Rate Demand Note ø: 0.07%
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	2.15	12-1-2022	5,000,000	5,000,000

Illinois : 0.25%

Variable Rate Demand Note ø: 0.25%
Illinois Housing Development Authority Series A-2 (Housing Revenue, HUD Insured, FHLB SPA)	1.90	7-1-2048	17,700,000	17,700,000

Louisiana : 0.15%

Variable Rate Demand Note ø: 0.15%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B-005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	1.94	2-1-2045	10,280,000	10,280,000

Minnesota : 0.05%

Variable Rate Demand Note ø: 0.05%
RBC Municipal Products Incorporated Trust Series E-69 (Housing Revenue, Royal Bank of Canada LOC) 144A	1.90	5-31-2018	3,670,200	3,670,200

Missouri : 0.08%

Variable Rate Demand Note ø: 0.08%
Bridgeton MO IDA Stolze Printing (Industrial Development Revenue, Carrollton Bank LOC)	1.85	12-1-2047	5,800,000	5,800,000

New York : 3.94%

Variable Rate Demand Notes ø: 3.94%
New York Dormitory Authority Personal Income Taxable Floaters Series XFT910 (Tax Revenue, Citibank NA LIQ)	1.87	3-15-2040	12,000,000	12,000,000
New York Dormitory Authority Secondary Issues Floater Series B-4 (Tax Revenue, Morgan Stanley Bank LIQ)	1.94	3-15-2040	16,000,000	16,000,000
New York HFA 222 East 44th Street Series A (Housing Revenue, Bank of China LOC)	1.95	5-1-2050	31,355,000	31,355,000
New York HFA Manhattan West Residential Housing Project Series B-1 (Housing Revenue, Bank of China LOC)	1.98	11-1-2049	23,000,000	23,000,000

3

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	1.90%	11-1-2049	$37,250,000	$37,250,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	2.06	11-1-2049	12,475,000	12,475,000
New York HFA Series A (Housing Revenue, Bank of China LOC)	1.98	11-1-2049	18,650,000	18,650,000
New York Municipal Water Finance Authority Series T-30001-I (Water & Sewer Revenue, Citibank NA LIQ) 144A	1.87	6-15-2044	16,000,000	16,000,000
New York Municipal Water Finance Authority Water & Sewer System Series BB-2 (Water & Sewer Revenue, Landesbank Hessen-Thüringen SPA)	1.73	6-15-2039	62,310,000	62,310,000
RBC Municipal Products Incorporated Trust Series E-51 Invesco Van Kampen New York Value Income Trust (1 Month LIBOR +0.40%) (Miscellaneous Revenue, Royal Bank of Canada LOC) ±144A	2.25	12-1-2019	44,000,000	44,000,000

				273,040,000

Ohio : 0.24%

Variable Rate Demand Note ø: 0.24%
Akron Student Housing Association LLC Tender Option Bond Trust Receipts/Certificates (Education Revenue, Societe Generale LOC, AGM Insured) 144A	1.85	3-15-2034	16,680,000	16,680,000

Other : 3.81%

Variable Rate Demand Notes ø: 3.81%
Buffalo Peak Apartments LLC MFHR Series A (Housing Revenue, FHLB LOC)	1.85	12-1-2055	11,400,000	11,400,000
FHLMC MFHR Series M004 Class A (Housing Revenue, FHLMC LIQ)	1.99	1-15-2042	40,719,175	40,719,175
FHLMC MFHR Series M011 Class A (Housing Revenue, FHLMC LIQ)	1.99	8-15-2021	385,000	385,000
Fortenbery Children 2017 Irrevocable Trust (Miscellaneous Revenue, FHLB LOC)	1.86	5-1-2037	12,275,000	12,275,000
Hallmark 75 Ontario LLC (Housing Revenue, FHLB LOC)	1.85	12-1-2056	10,100,000	10,100,000
Jets Stadium Development Bonds Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A	1.90	4-1-2047	42,810,000	42,810,000
Providence Health & Services Series 12-E (Health Revenue, U.S. Bank NA LOC)	1.85	10-1-2042	62,545,000	62,545,000
SSAB AB Series A (Miscellaneous Revenue, DNB Banking LOC)	1.86	6-1-2035	13,000,000	13,000,000
Steadfast Crestvilla LLC Series A (Health Revenue, American AgCredit LOC)	1.85	2-1-2056	33,320,000	33,320,000
Steadfast Crestvilla LLC Series B (Health Revenue, U.S. Bank NA LOC)	1.85	2-1-2056	22,040,000	22,040,000
Sunroad Centrum Apartments 5 LP Series A (Housing Revenue, FHLB LOC)	1.85	8-1-2056	12,000,000	12,000,000
Sunroad Centrum Apartments 5 LP Series B (Housing Revenue, FHLB LOC)	1.85	8-1-2056	3,600,000	3,600,000

				264,194,175

Pennsylvania : 0.10%

Other Municipal Debt : 0.07%
University of Pittsburgh (Education Revenue)	2.15	5-1-2018	5,000,000	4,999,964

Variable Rate Demand Note ø: 0.03%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	2.25	12-1-2019	2,000,000	2,000,000

Rhode Island : 0.58%

Variable Rate Demand Note ø: 0.58%
Providence St. Joseph Health (Health Revenue, GNMA/FNMA/FHLMC Insured,JPMorgan Chase & Company SPA)	1.80	10-1-2047	40,000,000	40,000,000

4

Wells Fargo Heritage Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tennessee : 0.93%

Variable Rate Demand Note ø: 0.93%
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC)	2.18%	12-1-2024	$64,350,000	$64,350,000

Virginia : 0.17%

Variable Rate Demand Note ø: 0.17%
Arlington County VA Gates Ballston Apartments (Housing Revenue, PNC Bank NA LOC)	1.84	1-1-2038	11,910,000	11,910,000

Total Municipal Obligations (Cost $858,019,375)				858,019,339

Other Instruments : 1.94%
ASC Mercer Island LLC §øø	1.85	6-1-2057	13,000,000	13,000,000
Jefferson Stadium Park Series A Secured §øø	1.85	2-1-2057	27,342,000	27,342,000
Jefferson Stadium Park Series B Secured §øø	1.85	2-1-2057	11,025,000	11,025,000
La Mesa Senior Living LP Secured §øø	1.85	8-1-2057	17,380,000	17,380,000
Opus Group AB §øø	1.86	10-1-2032	25,000,000	25,000,000
ROC III California Crossings Chino Hills Series A §øø	1.85	1-1-2057	23,680,000	23,680,000
ROC III California Crossings Chino Hills Series B §øø	1.85	1-1-2057	17,120,000	17,120,000

Total Other Instruments (Cost $134,547,000)				134,547,000

Repurchase Agreements ^^: 5.35%
Bank of America Corporation, dated 4-30-2018, maturity value $118,005,703 (1)	1.74	5-1-2018	118,000,000	118,000,000
BNP Paribas, dated 4-30-2018, maturity value $118,005,671 (2)	1.73	5-1-2018	118,000,000	118,000,000
Deutsche Bank Securities, dated 4-30-2018, maturity value $135,006,488 (3)	1.73	5-1-2018	135,000,000	135,000,000

Total Repurchase Agreements (Cost $371,000,000)				371,000,000

Total investments in securities (Cost $6,932,537,016)	99.99%			6,932,580,090

Other assets and liabilities, net	0.01			426,437

Total net assets	100.00%			$6,933,006,527

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(z)	Zero coupon security. The rate represents the current yield to maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

Collateralized by:

(1)	U.S. government securities, 3.00% to 4.00% , 11-20-2041 to 8-20-2045, fair value including accrued interest is $121,540,000.
(2)	U.S. government securities, 0.13% to 8.00%, 11-1-2018 to 4-1-2048, fair value including accrued interest is $121,424,612.
(3)	U.S. government securities, 0.00% to 6.03%, 4-20-2020 to 10-8-2027, fair value including accrued interest is $137,700,017.

Abbreviations:
AGM	Assured Guaranty Municipal
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority

5

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Heritage Money Market Fund

HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
ROC	Reset option certificates
SPA	Standby purchase agreement

6

Wells Fargo Heritage Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2018 (unaudited)

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Certificates of deposit	$0	$1,797,571,617	$0	$1,797,571,617
Asset-backed commercial paper	0	1,719,651,685	0	1,719,651,685
Financial company commercial paper	0	1,748,653,681	0	1,748,653,681
Other commercial paper	0	303,136,768	0	303,136,768
Other municipal debt	0	4,999,964	0	4,999,964
Variable rate demand notes	0	853,019,375	0	853,019,375
Other instruments	0	134,547,000	0	134,547,000
Repurchase agreements	0	371,000,000	0	371,000,000

Total assets	$0	$6,932,580,090	$0	$6,932,580,090

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 17.20%
Abbey National Treasury Services (1 Month LIBOR +0.18%) ±	2.08%	5-15-2018	$2,000,000	$2,000,000
Bank of Tokyo-Mitsubishi LLC	1.80	5-2-2018	3,000,000	3,000,000
BNP Paribas (3 Month LIBOR +0.15%) ±	2.60	9-28-2018	3,000,000	3,000,000
China Construction Bank Corporation (1 Month LIBOR +0.25%) ±	2.15	7-20-2018	7,000,000	7,000,000
Citibank	2.20	6-12-2018	2,000,000	2,000,341
Commonwealth Bank of Australia (1 Month LIBOR +0.16%) ±144A	2.06	7-30-2018	2,000,000	2,000,000
Commonwealth Bank of Australia (3 Month LIBOR +0.25%) ±	2.56	4-3-2019	2,000,000	2,000,000
Credit Suisse AG (3 Month LIBOR +0.10%) ±	2.44	9-21-2018	2,000,000	2,000,000
First Abu Dhabi Bank	1.71	5-1-2018	10,000,000	10,000,000
HSBC Bank plc	1.75	5-2-2018	8,000,000	8,000,000
HSBC Bank plc (3 Month LIBOR +0.15%) ±	1.96	5-11-2018	3,000,000	3,000,000
Mitsubishi Trust & Bank	2.15	5-30-2018	5,000,000	5,000,455
Mizuho Bank Limited (1 Month LIBOR +0.20%) ±	2.10	5-9-2018	2,000,000	2,000,000
National Bank of Kuwait	1.71	5-1-2018	7,450,000	7,450,000
Natixis (1 Month LIBOR +0.44%) ±	2.37	9-17-2018	3,000,000	3,000,000
Norinchukin Bank (1 Month LIBOR +0.20%) ±	2.10	7-11-2018	4,000,000	4,000,000
Norinchukin Bank (1 Month LIBOR +0.30%) ±	2.20	9-10-2018	3,000,000	3,000,000
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.30%) ±	2.19	9-6-2018	2,000,000	2,000,000
Sumitomo Mitsui Trust (1 Month LIBOR +0.20%) ±	2.09	6-1-2018	4,000,000	4,000,000
Sumitomo Mitsui Trust (1 Month LIBOR +0.43%) ±	2.33	10-11-2018	4,000,000	4,000,000
Svenska Handelsbanken (1 Month LIBOR +0.16%) ±	2.05	9-6-2018	2,000,000	2,000,000
Toronto Dominion Bank (1 Month LIBOR +0.20%) ±	2.10	8-10-2018	2,000,000	2,000,000
Toronto Dominion Bank (1 Month LIBOR +0.23%) ±	2.12	12-6-2018	2,000,000	2,000,000

Total Certificates of Deposit (Cost $84,450,796)				84,450,796

Commercial Paper : 57.37%

Asset-Backed Commercial Paper : 23.01%
Albion Capital Corporation (z)	1.98	5-9-2018	2,000,000	1,999,120
Alpine Securitization Limited (1 Month LIBOR +0.33%) ±	2.22	9-6-2018	8,000,000	8,000,000
Anglesea Funding LLC (1 Month LIBOR +0.18%) ±	2.08	8-6-2018	4,000,000	4,000,000
Anglesea Funding LLC (1 Month LIBOR +0.27%) ±	2.17	10-23-2018	3,000,000	3,000,000
Atlantic Asset Securitization Corporation (1 Month LIBOR +0.32%) ±	2.22	11-1-2018	4,000,000	4,000,000
Barton Capital Corporation (z)	2.18	6-5-2018	2,000,000	1,995,781
Bedford Row Funding Corporation (3 Month LIBOR +0.14%) ±	2.15	5-31-2018	5,000,000	5,000,000
Cedar Spring Capital Company (z)	1.96	5-10-2018	9,000,000	8,995,613
Chesham Finance Limited (z)	1.75	5-1-2018	6,000,000	6,000,000
Chesham Finance Limited (z)	1.75	5-1-2018	6,000,000	6,000,000
Collateralized Commercial Paper II Company LLC (1 Month LIBOR +0.22%) ±	2.12	5-23-2018	6,000,000	6,000,392
Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.22%) ±	2.53	1-2-2019	3,000,000	2,999,985
Crown Point Capital Company LLC (1 Month LIBOR +0.37%) ±	2.27	9-19-2018	7,000,000	7,000,000
Institutional Secured Funding LLC (z)	1.83	5-1-2018	2,000,000	2,000,000
Institutional Secured Funding LLC (z)	1.83	5-2-2018	6,000,000	5,999,695
Institutional Secured Funding LLC (z)	1.84	5-3-2018	4,000,000	3,999,591
Legacy Capital Company (z)	2.00	5-22-2018	4,000,000	3,995,333
Lexington Parker Capital Company LLC (z)	1.95	5-1-2018	1,000,000	1,000,000
Matchpoint Finance plc (z)	1.75	5-1-2018	10,000,000	10,000,000
Mountcliff Funding LLC (z)	1.78	5-1-2018	7,000,000	7,000,000
Mountcliff Funding LLC (1 Month LIBOR +0.27%) ±	2.17	8-27-2018	3,000,000	3,000,000
Old Line Funding LLC (1 Month LIBOR +0.45%) ±	2.35	9-24-2018	4,000,000	4,000,000
White Plains Capital (z)	2.31	5-15-2018	3,000,000	2,997,317
White Plains Capital (z)	2.57	6-14-2018	2,000,000	1,993,767
White Plains Capital (z)	2.67	7-6-2018	2,000,000	1,990,283

				112,966,877

Financial Company Commercial Paper : 29.08%
ANZ New Zealand International Limited (3 Month LIBOR +0.15%) ±	2.46	7-3-2018	1,000,000	1,000,090
Australia & New Zealand Banking Group (1 Month LIBOR +0.17%) ±144A	2.07	8-14-2018	2,000,000	2,000,000
Banco de Credito e Inversiones (z)	2.15	5-7-2018	10,000,000	9,996,417
Banco Santander Chile 144A(z)	2.31	5-2-2018	2,000,000	1,999,872
Bank of Nova Scotia (3 Month LIBOR +0.21%) ±144A	2.51	12-21-2018	3,000,000	3,000,000
Barclays Bank plc (z)	2.16	6-19-2018	2,000,000	1,994,147
Barclays Bank plc (z)	2.41	7-3-2018	2,000,000	1,991,600

1

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
DBS Bank Limited (1 Month LIBOR +0.12%) ±	2.01%	5-18-2018	$4,000,000	$4,000,100
DBS Bank Limited (3 Month LIBOR +0.13%) ±	2.48	7-17-2018	3,000,000	3,000,000
DZ Bank AG 144A(z)	1.69	5-1-2018	10,850,000	10,850,000
Federation Des Caisses (1 Month LIBOR +0.26%) ±	2.16	2-11-2019	3,000,000	3,000,000
ING Funding LLC (3 Month LIBOR +0.16%) ±	2.52	1-7-2019	4,000,000	4,000,000
Intercontinental Exchange 144A(z)	1.79	5-4-2018	6,000,000	5,999,105
Intercontinental Exchange 144A(z)	1.81	5-2-2018	6,000,000	5,999,698
Massachusetts Mutual Life Insurance Company (z)	1.95	5-17-2018	2,000,000	1,998,267
Massachusetts Mutual Life Insurance Company (z)	1.95	5-14-2018	8,000,000	7,994,367
National Australia Bank Limited (1 Month LIBOR +0.16%) ±144A	2.05	8-1-2018	1,000,000	1,000,000
National Australia Bank Limited (1 Month LIBOR +0.18%) ±144A	2.08	9-13-2018	4,000,000	4,000,000
National Securities Clearing Corporation (z)	1.67	5-1-2018	10,000,000	10,000,000
Nederlandse Waterschapsbank NV (z)	1.88	5-3-2018	6,000,000	5,999,373
Nederlandse Waterschapsbank NV (z)	1.91	5-16-2018	2,000,000	1,998,408
Nederlandse Waterschapsbank NV (z)	1.92	5-17-2018	2,000,000	1,998,293
NV Bank Nederlandse Gemeenten (z)	1.92	5-9-2018	2,000,000	1,999,147
NV Bank Nederlandse Gemeenten (z)	1.92	5-8-2018	8,000,000	7,997,013
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) ±144A	2.15	1-10-2019	2,000,000	1,999,888
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) ±144A	2.15	1-11-2019	2,000,000	2,000,000
PSP Capital Incorporated (3 Month LIBOR +0.08%) 144A±	1.87	5-4-2018	6,000,000	6,000,000
PSP Capital Incorporated (3 Month LIBOR +0.08%) 144A±	2.06	5-30-2018	3,000,000	3,000,000
Sumitomo Mitsui Trust (z)	2.34	7-16-2018	2,000,000	1,990,162
Suncorp Group Limited (z)	2.00	6-14-2018	7,000,000	6,982,974
Toronto Dominion Bank (1 Month LIBOR +0.30%) ±144A	2.19	12-3-2018	4,000,000	4,000,000
UBS AG (1 Month LIBOR +0.24%) ±	2.14	8-7-2018	4,000,000	4,000,000
UBS AG (3 Month LIBOR +0.19%) ±	2.53	12-10-2018	3,000,000	3,000,000
United Overseas Bank Limited 144A(z)	1.86	5-16-2018	5,000,000	4,996,125
Westpac Banking Corporation (1 Month LIBOR +0.18%) ±144A	2.08	8-16-2018	1,000,000	1,000,000

				142,785,046

Other Commercial Paper : 5.28%
Baylor Scott & White Health (z)	2.16	6-6-2018	3,000,000	2,993,550
Cincinnati OH Children’s Hospital Medical Center	1.87	5-10-2018	1,000,000	1,000,000
Georgia Municipal Electric Authority	2.10	5-29-2018	1,000,000	1,000,000
Orange County CA Water District	2.10	6-14-2018	2,000,000	2,000,000
Port of Portland OR	2.40	6-25-2018	3,000,000	3,000,000
South Carolina Public Service Authority	2.13	5-14-2018	4,935,000	4,935,000
St. Joseph County IN (z)	1.95	5-2-2018	3,000,000	2,999,838
Toyota Credit Canada Incorporated (1 Month LIBOR +0.42%) ±	2.31	10-15-2018	3,000,000	3,000,000
Toyota Motor Finance (1 Month LIBOR +0.20%) ±	2.10	5-11-2018	2,000,000	2,000,000
University of Chicago (z)	2.01	5-15-2018	3,000,000	2,997,668

				25,926,056

Total Commercial Paper (Cost $281,677,979)				281,677,979

Municipal Obligations : 16.02%

Colorado : 1.82%

Variable Rate Demand Notes ø: 1.82%
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	1.92	5-1-2052	3,925,000	3,925,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2017-TPG007 (Health Revenue, Bank of America NA LIQ) 144A	2.40	10-29-2027	5,000,000	5,000,000

				8,925,000

Georgia : 1.98%

Variable Rate Demand Notes ø: 1.98%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	2.09	10-1-2039	4,715,000	4,715,000

2

Wells Fargo Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	2.15%	12-1-2022	$5,000,000	$5,000,000

				9,715,000

Louisiana : 0.41%

Variable Rate Demand Note ø: 0.41%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	1.94	2-1-2045	2,000,000	2,000,000

New York : 3.66%

Variable Rate Demand Notes ø: 3.66%
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	2.06	11-1-2049	10,000,000	10,000,000
New York Municipal Water Finance Authority Water & Sewer System Series BB-2 (Water & Sewer Revenue, Landesbank Hessen-Thüringen SPA)	1.73	6-15-2039	4,000,000	4,000,000
RBC Municipal Products Incorporated Trust Series E-51 Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	2.25	12-1-2019	4,000,000	4,000,000

				18,000,000

Oregon : 1.02%

Variable Rate Demand Note ø: 1.02%
Oregon Tender Option Bond Trust Receipts/Certificates Series ZF2515 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	2.09	5-1-2035	5,000,000	5,000,000

Other : 4.89%

Variable Rate Demand Notes ø: 4.89%
Buffalo Peak Apartments LLC MFHR Series A (Housing Revenue, FHLB LOC)	1.85	12-1-2055	1,100,000	1,100,000
Jets Stadium Development Bonds Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A	1.90	4-1-2047	6,970,000	6,970,000
Providence Health & Services Series 12-E (Health Revenue, U.S. Bank NA LOC)	1.85	10-1-2042	7,700,000	7,700,000
SSAB AB Series A (Miscellaneous Revenue, DNB Banking ASA LOC)	1.86	6-1-2035	1,000,000	1,000,000
Steadfast Crestvilla LLC Series A (Health Revenue, American AgCredit LOC)	1.85	2-1-2056	4,240,000	4,240,000
Steadfast Crestvilla LLC Series B (Health Revenue, U.S. Bank NA LOC)	1.85	2-1-2056	3,000,000	3,000,000

				24,010,000

Pennsylvania : 0.41%

Variable Rate Demand Note ø: 0.41%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	2.25	12-1-2019	2,000,000	2,000,000

Rhode Island : 0.61%

Variable Rate Demand Note ø: 0.61%
Providence RI St. Joseph Health (Health Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company SPA)	1.80	10-1-2047	3,000,000	3,000,000

3

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Tennessee : 1.02%

Variable Rate Demand Note ø: 1.02%
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC)	2.18%	12-1-2024	$5,000,000	$5,000,000

Virginia : 0.20%

Variable Rate Demand Note ø: 0.20%
Arlington County VA Gates Ballston Apartments (Housing Revenue, PNC Bank NA LOC)	1.84	1-1-2038	1,000,000	1,000,000

Total Municipal Obligations (Cost $78,650,000)				78,650,000

Repurchase Agreements ^^: 8.35%
Bank of America Corporation, dated 4-30-2018, maturity value $8,000,387 (1)	1.74	5-1-2018	8,000,000	8,000,000
BNP Paribas, dated 4-30-2018, maturity value $8,000,384 (2)	1.73	5-1-2018	8,000,000	8,000,000
GX Clarke & Company, dated 4-30-2018, maturity value $25,001,181 (3)	1.70	5-1-2018	25,000,000	25,000,000

Total Repurchase Agreements (Cost $41,000,000)				41,000,000

Total investments in securities (Cost $485,778,775)	98.94%			485,778,775

Other assets and liabilities, net	1.06			5,206,981

Total net assets	100.00%			$490,985,756

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(z)	Zero coupon security. The rate represents the current yield to maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(1)	U.S. government securities, 3.00% to 4.00% , 11-20-2041 to 8-20-2045, fair value including accrued interest is $8,240,000.
(2)	U.S. government securities, 0.13% to 8.00%, 11-1-2018 to 4-1-2048, fair value including accrued interest is $8,232,177.
(3)	U.S. government securities, 2.00% to 10.00%, 5-15-2018 to 2-1-2057, fair value including accrued interest is $25,749,997.

Abbreviations:
ACA	ACA Financial Guaranty Corporation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
SPA	Standby purchase agreement

4

Wells Fargo Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2018 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Certificates of deposit	$0	$84,450,796	$0	84,450,796
Commercial paper	0	281,677,979	0	281,677,979
Municipal obligation	0	78,650,000	0	78,650,000
Repurchase agreements	0	41,000,000	0	41,000,000

Total assets	$0	$485,778,775	$0	$485,778,775

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 88.54%

Alaska : 2.25%

Variable Rate Demand Note ø: 2.25%
Valdez Alaska Marine Term Revenue Bonds ExxonMobil Project Series 2001 (Industrial Development Revenue)	1.55%	12-1-2029	$5,800,000	$5,800,000

Arizona : 5.40%

Variable Rate Demand Notes ø: 5.40%
Arizona Tender Option Bond Trust Receipts/Certificates Series 2017-XM0563 (Miscellaneous Revenue, Royal Bank of Canada LIQ)	1.82	7-1-2025	5,400,000	5,400,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	1.88	8-1-2026	2,500,000	2,500,000
Phoenix AZ IDA Mayo Clinic Series 2014-A (Health Revenue, Bank of America NA SPA)	1.54	11-15-2052	1,065,000	1,065,000
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services America LOC)	1.86	8-1-2022	3,700,000	3,700,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	1.86	8-1-2027	1,250,000	1,250,000

				13,915,000

California : 1.79%

Variable Rate Demand Notes ø: 1.79%
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, Rabobank LOC)	1.86	11-1-2027	1,400,000	1,400,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-BAML01 (Transportation Revenue, Bank of America NA LIQ)	1.77	4-1-2047	1,445,000	1,445,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	1.75	9-15-2024	1,775,000	1,775,000

				4,620,000

Colorado : 0.54%

Variable Rate Demand Notes ø: 0.54%
Arapahoe County CO Cottrell Printing Project (Industrial Development Revenue, U.S. Bank NA LOC)	1.90	10-1-2019	645,000	645,000
Town of Hudson CO Series A (Industrial Development Revenue, U.S. Bank NA LOC)	1.90	11-1-2020	735,000	735,000

				1,380,000

Florida : 2.59%

Variable Rate Demand Note ø: 2.59%
Florida Tender Option Bond Trust Receipts/Certificates Series 2017-XF0577 (Airport Revenue, Royal Bank of Canada LIQ)	1.95	10-1-2025	6,665,000	6,665,000

Georgia : 2.33%

Variable Rate Demand Note ø: 2.33%
Monroe County GA Power & Light Company Project Series 2017 (Utilities Revenue)	1.71	11-1-2047	6,000,000	6,000,000

Illinois : 14.15%

Variable Rate Demand Notes ø: 14.15%
Chicago IL Enterprise Zone Gardner Gibson Project (Industrial Development Revenue, BMO Harris Bank NA LOC)	1.85	7-1-2033	1,780,000	1,780,000
IlIlinois Finance Authority Northwestern Memorial Hospital Series A-1 (Health Revenue, JPMorgan Chase & Company SPA)	1.53	8-15-2042	7,000,000	7,000,000

1

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XG0008 (Health Revenue, AGC Insured, Bank of America NA LIQ)	1.85%	8-15-2047	$5,000,000	$5,000,000
Illinois Toll Highway Authority Series A-2A (Transportation Revenue, Bank of America NA LOC)	1.73	7-1-2030	6,000,000	6,000,000
Lake County IL Multi-Family Housing (Housing Revenue, FHLMC LIQ)	1.87	11-1-2034	5,035,000	5,035,000
Peoria County IL Caterpillar Incorporated Project (Industrial Development Revenue, Caterpillar Incorporated LOC)	1.95	2-1-2030	4,300,000	4,300,000
Southwestern IL Development Authority Solid Waste Disposal Center Ethanol Series B (Resource Recovery Revenue, Reliance Bank LOC)	1.98	1-1-2033	7,370,000	7,370,000

				36,485,000

Indiana : 2.74%

Variable Rate Demand Notes ø: 2.74%
Indiana Certificate of Participation Clipper Tax-Exempt Certificate Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.79	7-1-2023	1,380,000	1,380,000
Jeffersonville IN Economic Development Eagle Steel Products Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	1.97	12-1-2027	3,015,000	3,015,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	1.83	3-1-2041	1,395,000	1,395,000
St. Joseph County IN Midcorr Land Development LLC Project (Industrial Development Revenue, PNC Bank NA LOC)	1.83	10-1-2023	1,280,000	1,280,000

				7,070,000

Iowa : 0.80%

Variable Rate Demand Note ø: 0.80%
Iowa Finance Authority John Maassen & Sons Project (Industrial Development Revenue, Farm Credit Services America LOC)	1.87	11-1-2035	2,075,000	2,075,000

Kansas : 0.34%

Variable Rate Demand Note ø: 0.34%
Nemaha County KS Midwest AG Services LLC Project (Industrial Development Revenue, CoBank ACB LOC)	1.86	11-1-2020	890,000	890,000

Kentucky : 0.48%

Variable Rate Demand Note ø: 0.48%
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial Development Revenue, Stock Yards Bank & Trust LOC)	1.83	9-1-2022	1,250,000	1,250,000

Louisiana : 1.55%

Variable Rate Demand Note ø: 1.55%
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial Development Revenue, Honeywell International Incorporated LOC)	1.90	12-1-2036	4,000,000	4,000,000

Massachusetts : 0.08%

Variable Rate Demand Note ø: 0.08%
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	1.92	6-1-2018	200,000	200,000

Michigan : 2.28%

Variable Rate Demand Notes ø: 2.28%
Michigan Housing Development Authority Series C (Housing Revenue, Barclays Bank plc SPA)	1.76	12-1-2035	3,075,000	3,075,000

2

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Michigan Strategic Fund Limited Obligation Series 1982 (Resource Recovery Revenue, Farm Credit Services America LOC)	1.87%	6-1-2024	$2,800,000	$2,800,000

				5,875,000

Minnesota : 2.70%

Variable Rate Demand Notes ø: 2.70%
Coon Rapids MN Drake Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	1.86	6-15-2038	2,555,000	2,555,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.84	8-15-2038	750,000	750,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	1.86	6-15-2038	3,645,000	3,645,000

				6,950,000

Mississippi : 2.91%

Variable Rate Demand Notes ø: 2.91%
Jackson County MS PCR Chevron USA Incorporated Project (Industrial Development Revenue)	1.60	6-1-2023	6,500,000	6,500,000
Mississippi Series A Clipper Tax Exempt Trust Receipts/Certificates Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.80	11-1-2018	1,000,000	1,000,000

				7,500,000

Missouri : 1.78%

Variable Rate Demand Notes ø: 1.78%
Missouri Development Finance Board Nelson Gallery Foundation Series A (Miscellaneous Revenue, Northern Trust Company SPA)	1.53	12-1-2033	3,300,000	3,300,000
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (Industrial Development Revenue, U.S. Bank NA LOC)	1.99	4-1-2026	1,290,000	1,290,000

				4,590,000

New Jersey : 0.58%

Variable Rate Demand Note ø: 0.58%
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2015-XF0015 (Housing Revenue, JPMorgan Chase & Company LIQ)	1.85	4-1-2023	1,500,000	1,500,000

New York : 11.15%

Variable Rate Demand Notes ø: 11.15%
New York Battery Park City Authority Refunding Bond Series 2013-C JPMorgan Chase PUTTER/DRIVER Trust Series 5012 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ)	1.61	11-1-2019	2,500,000	2,500,000
New York City Water & Sewer System Revenue Series BB-2 (Water & Sewer Revenue, Bank of Montreal SPA)	1.55	6-15-2049	4,075,000	4,075,000
New York Homeowner Mortgage Agency Series 142 (Housing Revenue, Royal Bank of Canada SPA)	1.59	10-1-2037	2,570,000	2,570,000
New York Homeowner Mortgage Agency Series 210 (Housing Revenue, Barclays Bank plc SPA)	1.72	10-1-2039	3,500,000	3,500,000
New York NY IDAG 123 Washington LLC Project (Industrial Development Revenue, Bank of China LOC)	1.58	10-1-2042	5,000,000	5,000,000
New York NY Municipal Water Finance Authority Fiscal 2015 Series BB-2 (Water & Sewer Revenue, Mizuho Bank Limited SPA)	1.57	6-15-2049	600,000	600,000
New York NY Subordinate Bond Series B-5 (GO Revenue, Barclays Bank plc SPA)	1.56	10-1-2046	4,500,000	4,500,000

3

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bonds Fiscal 2015 Subordinate Bond Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	1.62%	8-1-2043	$6,000,000	$6,000,000

				28,745,000

North Carolina : 2.93%

Variable Rate Demand Notes ø: 2.93%
Charlotte-Mecklenburg NC Hospital Authority Carolinas Health Care System Series 2007-E (Health Revenue, TD Bank NA LOC, AGM Insured)	1.59	1-15-2044	6,000,000	6,000,000
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	1.79	1-1-2027	1,550,000	1,550,000

				7,550,000

North Dakota : 0.38%

Variable Rate Demand Note ø: 0.38%
Mandan ND IDA Cloverdale Foods Company Project (Industrial Development Revenue, BNC National Bank LOC)	1.91	12-1-2022	990,000	990,000

Ohio : 0.81%

Variable Rate Demand Note ø: 0.81%
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue, Morgan Stanley Bank LIQ)	1.97	5-1-2034	2,100,000	2,100,000

Other : 3.10%

Variable Rate Demand Notes ø: 3.10%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.80	2-15-2028	4,000,000	4,000,000
FHLMC MFHR Series M031 Class A (Housing Revenue, FHLMC LIQ)	1.78	12-15-2045	2,135,000	2,135,000
FHLMC MFHR Series M033 Class A (Housing Revenue, FHLMC LIQ)	1.78	3-15-2049	1,850,000	1,850,000

				7,985,000

Pennsylvania : 2.82%

Variable Rate Demand Notes ø: 2.82%
Geisinger PA Health System Authority (Health Revenue, TD Bank NA SPA)	1.58	5-15-2035	2,500,000	2,500,000
Pennsylvania EDFA Series D-7 (Industrial Development Revenue, PNC Bank NA LOC)	1.83	8-1-2022	600,000	600,000
Pennsylvania EDFA Series G-10 (Miscellaneous Revenue, PNC Bank NA LOC)	1.83	12-1-2025	2,000,000	2,000,000
Pennsylvania Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0281 (Housing Revenue, TD Bank NA LIQ)	1.81	4-1-2029	2,160,000	2,160,000

				7,260,000

Tennessee : 1.94%

Variable Rate Demand Note ø: 1.94%
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA)	1.63	6-1-2042	5,000,000	5,000,000

Texas : 8.06%

Variable Rate Demand Notes ø: 8.06%
Brazos Harbor TX Industrial Development Corporation (Industrial Development Revenue, BASF SE LOC)	1.87	10-1-2036	5,000,000	5,000,000

4

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Dallam County TX Industrial Development Corporation Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue, CoBank ACB LOC)	1.87%	8-1-2039	$1,675,000	$1,675,000
Dickinson TX Independent School District Unlimited Tax School House Refunding Bond Series 2000 (GO Revenue, Societe Generale LIQ)	1.63	2-15-2028	6,100,000	6,100,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial Development Revenue, Total SA LOC)	1.81	4-1-2027	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue, Flint Hills Resources LLC)	1.89	4-1-2028	5,000,000	5,000,000

				20,775,000

Utah : 2.72%

Variable Rate Demand Note ø: 2.72%
Utah County UT IHC Health Services Series D (Health Revenue, U.S. Bank NA SPA)	1.75	5-15-2051	7,000,000	7,000,000

Virginia : 0.50%

Variable Rate Demand Note ø: 0.50%
Chesterfield County VA IDA Super Radiator Coils Project Series A (Industrial Development Revenue, Marshall & Ilsley Bank LOC)	1.81	4-1-2026	1,300,000	1,300,000

Washington : 2.37%

Variable Rate Demand Notes ø: 2.37%
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)	1.87	9-1-2021	3,300,000	3,300,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	1.83	5-15-2035	1,590,000	1,590,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	1.87	8-1-2026	1,215,000	1,215,000

				6,105,000

West Virginia : 1.05%

Variable Rate Demand Note ø: 1.05%
West Virginia EDA Collins Hardwood Company LLC (Industrial Development Revenue, American AgCredit LOC)	1.86	10-1-2031	2,700,000	2,700,000

Wisconsin : 5.42%

Variable Rate Demand Notes ø: 5.42%
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	1.99	11-1-2020	985,000	985,000
Sheboygan WI Vortex Liquid Color Project (Industrial Development Revenue, Bank First National LOC)	1.99	11-1-2020	680,000	680,000
Wisconsin HEFA Aurora Health Care Incorporated Series 2012-C (Health Revenue, Bank of Montreal LOC)	1.56	7-15-2028	3,500,000	3,500,000
Wisconsin Housing & EDA Home Ownership Series C (Housing Revenue, Royal Bank of Canada SPA)	1.75	3-1-2039	5,000,000	5,000,000
Wisconsin Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0127 (Health Revenue, JPMorgan Chase & Company LIQ)	1.93	10-1-2020	3,815,000	3,815,000

				13,980,000

Total Municipal Obligations (Cost $228,255,000)				228,255,000

Other : 6.48%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) ø144A	1.87	3-1-2040	3,000,000	3,000,000

5

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Other (continued)
Nuveen Quality Municipal Income Fund Variable Rate Demand Preferred Shares Series 1-2118 (Barclays Bank LIQ) ø144A	1.90%	5-1-2041	$5,000,000	$5,000,000
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) ø144A	1.90	2-25-2045	5,000,000	5,000,000
Western Asset Municipal Partners Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) ø144A	1.90	3-11-2045	3,700,000	3,700,000

Total Other (Cost $16,700,000)				16,700,000

Repurchase Agreements : 1.94%
Merrill Lynch Pierce Fenner & Smith, dated 4-30-2018, maturity value $5,000,239 ^^	1.72	5-1-2018	5,000,000	5,000,000

Total Repurchase Agreements (Cost $5,000,000)				5,000,000

Total investments in securities (Cost $249,955,000)	96.96%			249,955,000
Other assets and liabilities, net	3.04			7,843,804

Total net assets	100.00%			$257,798,804

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
^^	Collateralized by U.S. government securities, 2.38%, 4-30-2020, fair value including accrued interest is $5,100,002.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PUTTER	Puttable tax-exempt receipts
SPA	Standby purchase agreement

6

Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2018 (unaudited)

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$228,255,000	$0	$228,255,000
Other	0	16,700,000	0	16,700,000
Repurchase agreements	0	5,000,000	0	5,000,000

Total assets	$0	$249,955,000	$0	$249,955,000

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 100.48%

Alabama : 0.60%

Variable Rate Demand Note ø: 0.60%
Alabama Federal Aid Highway Finance Authority Series 2016-A Tender Option Bond Trust Receipts/Certificates Series 2016-XF2373 (Tax Revenue, Citibank NA LIQ) 144A	1.78%	9-1-2024	$5,000,000	$5,000,000
Alaska : 0.48%

Variable Rate Demand Notes ø: 0.48%
Alaska Housing Finance Corporation Home Mortgage Series A MFHR (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	1.69	12-1-2040	1,500,000	1,500,000
Alaska Housing Finance Corporation Series B (Housing Revenue, FHLB SPA)	1.72	12-1-2041	2,505,000	2,505,000

				4,005,000

Arizona : 1.60%

Variable Rate Demand Notes ø: 1.60%
Arizona Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2537 (Utilities Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)	1.79	12-1-2037	3,215,000	3,215,000
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.78	7-1-2024	10,055,000	10,055,000

				13,270,000

California : 9.49%

Variable Rate Demand Notes ø: 9.49%
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC) 144A	1.76	12-1-2040	14,250,000	14,250,000
California Municipal Finance Authority High Desert Foundation Project Series 2012A (Education Revenue, Union Bank NA LOC)	1.80	4-1-2042	1,180,000	1,180,000
California State University Series A Tender Option Bond Trust Receipts/Certificates Series 2017-XF2441 (Education Revenue, Citibank NA LIQ) 144A	1.76	5-1-2024	2,000,000	2,000,000
California Statewide Community Development Authority Uptown Newport Apartments Series 2017 AA & BB (Housing Revenue, East West Bank LOC)	1.76	3-1-2057	14,575,000	14,575,000
California Tender Option Bond Trust Receipts/Certificates Series 2017-XF0579 (GO Revenue, TD Bank NA LIQ) 144A	1.77	11-1-2035	6,600,000	6,600,000
California Tender Option Bond Trust Receipts/Certificates Series 2017-XF0580 (GO Revenue, TD Bank NA LIQ) 144A	1.77	11-1-2033	3,375,000	3,375,000
California Tender Option Bond Trust Receipts/Certificates Series XM0147 (Education Revenue, Morgan Stanley Bank LIQ) 144A	1.79	1-1-2039	10,000,000	10,000,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-BAML01 (Transportation Revenue, Bank of America NA LIQ) 144A	1.77	4-1-2047	20,000,000	20,000,000
Los Angeles CA Department Series C Tender Option Bond Trust Receipts/Certificates Series 2017-XM0533 (Utilities Revenue, Citibank NA LIQ) 144A	1.76	7-1-2025	2,225,000	2,225,000
San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ)	1.78	11-1-2039	2,190,000	2,190,000
San Joaquin CA Delta Community College Tender Option Bond Trust Receipts/Certificates Series ZF0180 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	1.85	8-1-2022	2,415,000	2,415,000

				78,810,000

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado : 1.87%

Variable Rate Demand Notes ø: 1.87%
Colorado ECFA Variable Nature Conservancy Project Series 2012 (Miscellaneous Revenue, The National Conservancy DC)	1.72%	7-1-2033	$6,500,000	$6,500,000
Colorado HFA Catholic Health Initiatives Series 2008-D2 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.97	10-1-2037	9,000,000	9,000,000

				15,500,000

Connecticut : 0.91%

Variable Rate Demand Notes ø: 0.91%
Connecticut Residual Interest Bond Floater Trust Series 2017-016 (Miscellaneous Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.81	6-1-2037	3,000,000	3,000,000
Connecticut Tender Option Bond Trust Receipts/Floater Certificates Series 2017-YX1077 (Tax Revenue, Barclays Bank plc LIQ)	1.81	1-1-2036	4,550,000	4,550,000

				7,550,000

District of Columbia : 0.42%

Variable Rate Demand Note ø: 0.42%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007-A (Miscellaneous Revenue, Manufacturers & Traders LOC)	1.80	7-1-2032	3,505,000	3,505,000

Florida : 3.81%

Variable Rate Demand Notes ø: 3.81%
Florida Tender Option Bond Trust Receipts/Certificates Series 2017-ZM0571 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.85	8-15-2047	5,230,000	5,230,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2018-XF2523 (Health Revenue, Barclays Bank plc LIQ) 144A	1.85	8-15-2047	10,000,000	10,000,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2018-XF2530 (Health Revenue, Citibank NA LIQ)	1.85	8-15-2025	3,000,000	3,000,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health Revenue, Adventist Health System)	1.70	11-15-2032	600,000	600,000
Orange County FL School Board Certificate of Participation Series 2009A (Miscellaneous Revenue, AGC Insured, Morgan Stanley Bank LIQ)	1.88	8-1-2034	3,300,000	3,300,000
Orlando & Orange County FL Expressway Authority Series 2007 (Transportation Revenue, BHAC/AGM Insured, Citibank NA LIQ)	1.79	7-1-2042	6,000,000	6,000,000
Pinellas County FL IDA Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	1.74	8-1-2028	3,495,000	3,495,000

				31,625,000

Georgia : 0.95%

Variable Rate Demand Notes ø: 0.95%
Georgia Tender Option Bond Trust Receipts/Certificates Series 2017-ZF0589 (Education Revenue, Bank of America NA LIQ)	1.79	6-1-2049	3,750,000	3,750,000
Metropolitan Atlanta GA Rapid Transit Authority Series P (Tax Revenue, Societe Generale LOC, Ambac Insured, Societe Generale LIQ) 144A	1.78	7-1-2020	4,170,000	4,170,000

				7,920,000

Illinois : 7.30%

Variable Rate Demand Notes ø: 7.30%
Aurora IL EDA Aurora University Series 2004 (Education Revenue, BMO Harris Bank NA LOC)	1.75	3-1-2035	7,000,000	7,000,000
Chicago IL Education Marine Project Series 1984 (Industrial Development Revenue, FHLB LOC)	1.90	7-1-2023	4,200,000	4,200,000

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Illinois Development Finance Authority Evanston Northwestern Healthcare Corporation Series B (Health Revenue, JPMorgan Chase & Company SPA)	1.56%	5-1-2031	$7,420,000	$7,420,000
Illinois Educational Facilities Authority Series A (Education Revenue, BMO Harris Bank NA LOC)	1.79	6-1-2033	3,400,000	3,400,000
Illinois State Finance Authority Edward Hospital Obligated Group Series B-2 (Health Revenue, JPMorgan Chase & Company LOC)	1.55	10-1-2022	4,360,000	4,360,000
Illinois State Finance Authority Edward Hospital Obligated Group Series B-2 (Health Revenue, JPMorgan Chase & Company LOC)	1.83	2-1-2040	655,000	655,000
Illinois State Finance Authority Northwestern Memorial Hospital Series A-1 (Health Revenue, JPMorgan Chase & Company SPA)	1.53	8-15-2042	19,500,000	19,500,000
Illinois Tender Option Bond Trust Receipts/Certificates Series XF2202 (Transportation Revenue, Citibank NA LIQ) 144A	1.78	7-1-2023	1,140,000	1,140,000
Illinois Tender Option Bond Trust Receipts/Certificates Series ZM0120 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	1.80	7-1-2023	3,100,000	3,100,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XG0008 (Health Revenue, AGC Insured, Bank of America NA LIQ)	1.85	8-15-2047	5,000,000	5,000,000
Quad Cities Illinois Regional EDA Augustana College Series 2005 (Education Revenue, Harris NA LOC)	1.76	10-1-2035	4,900,000	4,900,000

				60,675,000

Indiana : 1.19%

Variable Rate Demand Note ø: 1.19%
Indiana Certificate of Participation Clipper Tax-Exempt Certificate Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.79	7-1-2023	9,915,000	9,915,000

Iowa : 3.62%

Variable Rate Demand Notes ø: 3.62%
Hills IA Mercy Hospital Project Series 2008 HCFR (Health Revenue, U.S. Bank NA LOC)	1.60	8-1-2035	5,710,000	5,710,000
Iowa Finance Authority Holy Family Catholic Schools (Education Revenue, U.S. Bank NA LOC)	1.54	3-1-2036	1,500,000	1,500,000
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC)	1.92	4-1-2022	10,500,000	10,500,000
Iowa Finance Authority Mortgage Securities Program Series D (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	1.76	1-1-2047	5,500,000	5,500,000
Urbandale IA Industrial Development Aurora Business Park Associates LP Series RMK (Industrial Development Revenue, Bankers Trust Company LOC)	1.77	8-1-2018	6,900,000	6,900,000

				30,110,000

Maryland : 1.55%

Variable Rate Demand Notes ø: 1.55%
Maryland Industrial Development Financing Authority Occidental Petroleum Corporation Series 2010 (Industrial Development Revenue)	2.05	3-1-2030	5,560,000	5,560,000
Maryland Tender Option Bond Trust Receipts/Certificates Series 2018-XF0605 (Education Revenue, Bank of America NA LIQ)	1.82	5-1-2047	3,300,000	3,300,000
Maryland Transportation Authority Facilities Project Series 2008 Tender Option Bond Trust Receipts/Certificates Series 2016-XF0278 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	1.79	7-1-2041	4,000,000	4,000,000

				12,860,000

Michigan : 1.43%

Variable Rate Demand Notes ø: 1.43%
Michigan Housing Development Authority Series D (Housing Revenue, Industrial and Commercial Bank of China Limited SPA)	1.82	6-1-2030	1,910,000	1,910,000

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	1.84%	1-1-2032	$9,990,000	$9,990,000

				11,900,000

Minnesota : 2.30%

Variable Rate Demand Notes ø: 2.30%
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.83	10-15-2033	2,375,000	2,375,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.84	8-15-2038	4,500,000	4,500,000
Hennepin County MN Series 2013C (GO Revenue, U.S. Bank NA SPA)	1.73	12-1-2033	925,000	925,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	1.83	3-1-2029	2,340,000	2,340,000
Minneapolis & St. Paul MN Metropolitan Airports Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	1.78	1-1-2035	6,000,000	6,000,000
Minnesota HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	1.61	4-1-2027	125,000	125,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.83	9-15-2031	2,865,000	2,865,000

				19,130,000

Mississippi : 2.91%

Variable Rate Demand Notes ø: 2.91%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series D (Industrial Development Revenue)	1.56	12-1-2030	15,300,000	15,300,000
Mississippi Business Finance Corporation Gulf Opportunity Chevron USA Incorporated Project Series K (Industrial Development Revenue, Chevron Corporation LOC)	1.60	11-1-2035	6,000,000	6,000,000
Mississippi Series A Clipper Tax Exempt Trust Receipts/Certificates Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.80	11-1-2018	2,900,000	2,900,000

				24,200,000

Missouri : 2.52%

Variable Rate Demand Notes ø: 2.52%
Missouri Development Finance Board Nelson Gallery Foundation Series A (Miscellaneous Revenue, Northern Trust Company SPA)	1.53	12-1-2033	1,350,000	1,350,000
Missouri HEFA St. Louis University Project Series B (Education Revenue, U.S. Bank NA LOC)	1.61	10-1-2024	11,870,000	11,870,000
Missouri Tender Option Bond Trust Receipts/Certificates Series XF2198 (Water & Sewer Revenue, Citibank NA LIQ) 144A	1.78	5-1-2023	2,670,000	2,670,000
St. Louis County MO Sewer District Wastewater System Series 2013-B (Water & Sewer Revenue, Morgan Stanley Bank LIQ)	1.78	5-1-2043	5,000,000	5,000,000

				20,890,000

Nebraska : 1.26%

Variable Rate Demand Note ø: 1.26%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	1.60	9-1-2031	10,500,000	10,500,000

New Jersey : 4.11%

Variable Rate Demand Notes ø: 4.11%
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2016-XM0226 (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ) 144A	1.83	7-1-2026	3,370,000	3,370,000

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2476 (Education Revenue, Citibank NA LIQ) 144A	1.76%	11-1-2021	$1,000,000	$1,000,000
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2477 (Education Revenue, Citibank NA LIQ) 144A	1.76	11-1-2021	2,000,000	2,000,000
RBC Municipal Products Incorporated Trust Series E-102 New Jersey EDA (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.78	8-15-2018	10,000,000	10,000,000
RBC Municipal Products Incorporated Trust Series E-103 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.78	6-28-2018	15,000,000	15,000,000
Tender Option Bond Trust Receipts/Certificates New Jersey EDA Series 2018-XF2538 (Education Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)	1.78	6-15-2040	2,810,000	2,810,000

				34,180,000

New York : 12.25%

Variable Rate Demand Notes ø: 12.25%
New York Battery Park City Authority Refunding Bond Series 2013-C JPMorgan Chase PUTTER/DRIVER Trust Series 5012 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	1.61	11-1-2019	8,435,000	8,435,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ) 144A	1.78	11-15-2026	3,770,000	3,770,000
New York HFA Manhattan West Residential Housing Series 2015-A (Housing Revenue, Bank of China LOC)	1.82	11-1-2049	6,500,000	6,500,000
New York Metropolitan Transportation Authority Subordinate Series E-4 (Transportation Revenue, Bank of the West LOC)	1.75	11-15-2045	6,765,000	6,765,000
New York NY Fiscal 2006 Series I Subordinate Series I-6 (GO Revenue, Bank of New York Mellon LOC)	1.61	4-1-2036	5,780,000	5,780,000
New York NY IDAG 123 Washington LLC Project (Industrial Development Revenue, Bank of China LOC)	1.58	10-1-2042	8,000,000	8,000,000
New York NY Municipal Water Finance Authority Fiscal 2014 Series AA-3 (Water & Sewer Revenue, TD Bank NA SPA)	1.59	6-15-2049	10,000,000	10,000,000
New York NY Municipal Water Finance Authority Fiscal 2015 Series BB-2 (Water & Sewer Revenue, Mizuho Bank Limited SPA)	1.57	6-15-2049	9,400,000	9,400,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2015 Subordinate Series BB-1 (Water & Sewer Revenue, Bank of America NA SPA)	1.53	6-15-2049	5,000,000	5,000,000
New York NY Subordinate Bond Series B-5 (GO Revenue, Barclays Bank plc SPA)	1.56	10-1-2046	6,500,000	6,500,000
New York NY Subordinate Bond Series F-5 (GO Revenue, Barclays Bank plc LIQ)	1.56	6-1-2044	8,000,000	8,000,000
New York NY Transitional Finance Authority Future Tax Secured Bonds Fiscal 2013 Subordinate Series A-4 (Tax Revenue, Northern Trust Company SPA)	1.59	8-1-2039	100,000	100,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bonds Fiscal 2015 Subordinate Bonds Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	1.62	8-1-2043	2,890,000	2,890,000
New York NY Transitional Finance Authority Subordinate Bond Series B-3 (Tax Revenue, Barclays Bank plc SPA)	1.56	11-1-2042	10,620,000	10,620,000
RBC Municipal Products Incorporated Trust Series E-99 New York City (Tax Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.78	8-1-2021	10,000,000	10,000,000

				101,760,000

North Carolina : 3.45%

Variable Rate Demand Notes ø: 3.45%
Charlotte-Mecklenburg NC Hospital Authority Carolinas Health Care System Series 2007-E (Health Revenue, TD Bank NA LOC, AGM Insured)	1.59	1-15-2044	4,935,000	4,935,000
Greensboro NC (GO Revenue, Bank of America NA SPA)	1.73	4-1-2019	50,000	50,000
Greensboro NC (GO Revenue, Bank of America NA SPA)	1.73	2-1-2022	25,000	25,000

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	1.74%	12-1-2033	$3,800,000	$3,800,000
North Carolina Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0105 (Education Revenue, Morgan Stanley Bank LIQ) 144A	1.78	10-1-2055	2,250,500	2,250,500
North Carolina Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2490 (Airport Revenue, Barclays Bank plc LIQ)	1.78	7-1-2042	3,750,000	3,750,000
Raleigh Durham NC Airport Series C (Airport Revenue, TD Bank NA LOC)	1.72	5-1-2036	9,700,000	9,700,000
Tender Option Bond Trust Receipts/Certificates Charlotte NC Water & Sewer Series 2018-XG0170 (Water & Sewer Revenue, Royal Bank of Canada LIQ)	1.78	1-1-2026	2,430,000	2,430,000
University of North Carolina Chapel Hill Series 2009-A (Education Revenue, TD Bank NA SPA)	1.72	2-1-2024	1,700,000	1,700,000

				28,640,500

Ohio : 4.77%

Variable Rate Demand Notes ø: 4.77%
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.97	5-1-2034	11,465,000	11,465,000
Ohio Capital Facilities Lease Adult Correctional Building Fund Series C (Miscellaneous Revenue)	1.86	10-1-2036	6,800,000	6,800,000
Ohio Tender Option Bond Trust Receipts/Certificates Series 2017-XF2438 (Education Revenue, Citibank NA LIQ) 144A	1.78	12-1-2024	2,000,000	2,000,000
RBC Municipal Products Incorporated Trust Series E-104 Ohio Water Development Authority (Water & Sewer Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.78	11-1-2019	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates Northeast Regional Ohio Sewer District Wastewater Series 2015-XF0225 (Water & Sewer Revenue, State Street Bank & Trust Company LIQ)	1.78	3-1-2021	9,375,000	9,375,000

				39,640,000

Other : 1.51%

Variable Rate Demand Notes ø: 1.51%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.80	2-15-2028	10,990,000	10,990,000
FHLMC MFHR Series M-031 Class A (Housing Revenue, FHLMC LIQ)	1.78	12-15-2045	980,000	980,000
FHLMC MFHR Series M-033 Class A (Housing Revenue, FHLMC LIQ)	1.78	3-15-2049	565,000	565,000

				12,535,000

Pennsylvania : 4.98%

Variable Rate Demand Notes ø: 4.98%
Pennsylvania Geisinger Health System Authority (Health Revenue, TD Bank NA SPA)	1.58	5-15-2035	11,050,000	11,050,000
Pennsylvania Geisinger Health System Authority Series 2005-B (Health Revenue, U.S. Bank NA SPA)	1.59	8-1-2022	6,325,000	6,325,000
Pennsylvania HEFAR University of Pennsylvania Health System Series A (Health Revenue, Bank of America NA LOC)	1.72	1-1-2038	2,250,000	2,250,000
Pennsylvania Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0504 (Water & Sewer Revenue, TD Bank NA LIQ) 144A	1.90	8-15-2042	4,875,000	4,875,000
Southcentral Pennsylvania General Authority WellSpan Health Obliged Group Series 2014A Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0081 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.78	6-1-2044	3,000,000	3,000,000
Washington County PA Hospital Authority Monongahela Valley Hospital Project Series 2011-B (Health Revenue, PNC Bank NA LOC)	1.76	6-1-2041	11,220,000	11,220,000
Westmoreland County PA Municipal Authority Service Series 2016 Tender Option Bond Trust Receipts/Certificates Series 2017-ZF0539 (Water & Sewer Revenue, Build America Mutual Assurance Company Insured, TD Bank NA LIQ) 144A	1.90	8-15-2038	2,615,000	2,615,000

				41,335,000

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Rhode Island : 1.20%

Variable Rate Demand Note ø: 1.20%
Narragansett Bay RI Commission Wastewater System Series 2013-A Tender Option Trust Receipts/Certificates Series 2016-XM0140 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	1.80%	9-1-2020	$10,000,000	$10,000,000

South Carolina : 1.45%

Variable Rate Demand Notes ø: 1.45%
Greenville SC Health System Hospital Series 2014-B Tender Option Bond Trust Receipts/Certificates Series 2015-XF0145 (Health Revenue, TD Bank NA LIQ) 144A	1.79	5-30-2022	8,020,000	8,020,000
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	1.76	8-1-2025	2,725,000	2,725,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial Development Revenue, Branch Banking & Trust LOC)	1.78	11-1-2034	1,320,000	1,320,000

				12,065,000

Tennessee : 4.69%

Variable Rate Demand Notes ø: 4.69%
Clarksville TN Public Building Authority Pooled Financing Tennessee Municipal Bond Funding Bank of America NA (Miscellaneous Revenue, Bank of America NA LOC)	1.62	7-1-2031	5,000,000	5,000,000
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Miscellaneous Revenue, Bank of America NA LOC)	1.62	11-1-2035	3,215,000	3,215,000
Clarksville TN Public Building Authority Tennessee Municipal Building Fund Series 2004 (Miscellaneous Revenue, Bank of America NA LOC)	1.62	7-1-2034	3,675,000	3,675,000
Franklin County TN HEFA Board University of the South Project Series 1998-B (Education Revenue, The University of South Tennessee)	1.80	9-1-2018	1,200,000	1,200,000
Sevier County TN Public Building Authority Local Government Public Improvement Series 6-A1 (Miscellaneous Revenue, Branch Banking & Trust SPA)	1.77	6-1-2029	3,560,000	3,560,000
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA)	1.63	6-1-2042	15,000,000	15,000,000
Shelby County TN HEFA Multifamily Housing Hedgerow Apartments Series A-1 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.74	12-15-2037	7,310,000	7,310,000

				38,960,000

Texas : 9.90%

Variable Rate Demand Notes ø: 9.90%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	1.83	9-1-2039	3,800,000	3,800,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (Industrial Development Revenue, BASF SE)	1.82	7-1-2022	4,900,000	4,900,000
Dickinson TX Independent School District Unlimited Tax School House Refunding Bonds Series 2000 (GO Revenue, Societe Generale LIQ)	1.63	2-15-2028	6,580,000	6,580,000
Harris County TX Cultural Educational Facilities Finance Corporation Children’s Hospital Project Series 2009 Citigroup ROC Series 11821 (Health Revenue, Citibank NA LIQ) 144A	1.81	5-1-2019	2,000,000	2,000,000
Harris County TX Industrial Development Corporation (Industrial Development Revenue)	1.55	3-1-2024	9,900,000	9,900,000
Harris County TX Series 3060X (Transportation Revenue, Bank of America NA LIQ)	1.79	8-15-2038	9,190,000	9,190,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (Industrial Development Revenue, Total SA)	1.81	6-1-2041	5,000,000	5,000,000

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-B (Resource Recovery Revenue, Flint Hills Resources LLC)	1.83%	7-1-2029	$4,200,000	$4,200,000
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ)	1.98	11-15-2029	20,000,000	20,000,000
Tarrant County TX Cultural Educational Facilities Finance Corporation Christus Health Series 2008-C2 (Health Revenue, Bank of New York Mellon LOC)	1.81	7-1-2047	7,905,000	7,905,000
Texas Tender Option Bond Trust Receipts/Certificates Series 2018-XG0163 (GO Revenue, Bank of America NA LIQ)	1.79	2-15-2047	5,010,000	5,010,000
Texas Tender Option Bond Trust Receipts/Certificates Series 2018-XG0164 (GO Revenue, Bank of America NA LIQ)	1.79	2-1-2048	2,795,000	2,795,000
Texas Veterans Bond Series D (Miscellaneous Revenue, FHLB SPA)	1.73	6-1-2045	975,000	975,000

				82,255,000

Utah : 2.77%

Variable Rate Demand Notes ø: 2.77%
Utah County UT IHC Health Services Series D (Health Revenue, U.S. Bank NA SPA)	1.75	5-15-2051	20,000,000	20,000,000
Utah Tender Option Bond Trust Receipts/Certificates Series 2018-XG0171 (Health Revenue, Royal Bank of Canada LIQ)	1.78	11-15-2022	3,000,000	3,000,000

				23,000,000

Vermont : 0.33%

Variable Rate Demand Note ø: 0.33%
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008-A (Education Revenue, TD Bank NA LOC)	1.57	7-1-2033	2,765,000	2,765,000

Virginia : 0.90%

Variable Rate Demand Notes ø: 0.90%
Fairfax County VA EDA Smithsonian Institution Series A (Miscellaneous Revenue, Northern Trust Company SPA)	1.76	12-1-2033	2,500,000	2,500,000
Virginia Tender Option Bond Trust Receipts/Certificates Series 2017-XG0143 (Transportation Revenue, Citibank NA LIQ) 144A	1.77	5-1-2025	4,950,000	4,950,000

				7,450,000

Wisconsin : 3.63%

Variable Rate Demand Notes ø: 3.63%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank ACB LOC)	1.80	5-1-2037	20,200,000	20,200,000
Milwaukee WI RDA Wisconsin Montessori Society (Education Revenue, U.S. Bank NA LOC)	1.70	7-1-2021	300,000	300,000
Wisconsin HEFA Aurora Health Care Series B (Health Revenue, Bank of Montreal LOC)	1.56	7-15-2028	4,500,000	4,500,000
Wisconsin HEFA Aurora Health Care Series D (Health Revenue, Bank of Montreal LOC)	1.73	7-15-2028	1,600,000	1,600,000
Wisconsin PFA Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)	1.80	9-1-2036	3,555,000	3,555,000

				30,155,000

Wyoming : 0.33%

Variable Rate Demand Note ø: 0.33%
Lincoln County WY PCR ExxonMobil Project Series 2014 (Resource Recovery Revenue)	1.55	10-1-2044	2,750,000	2,750,000

Total Municipal Obligations (Cost $834,855,500)				834,855,500

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Repurchase Agreements : 1.22%
Merrill Lynch Pierce Fenner & Smith, dated 4-30-2018, maturity value $10,100,483 ^^	1.72%	5-1-2018	$10,100,000	$10,100,000

Total Repurchase Agreements (Cost $10,100,000)				10,100,000

Total investments in securities (Cost $844,955,500)	101.70%			844,955,500

Other assets and liabilities, net	(1.70)			(14,090,763)

Total net assets	100.00%			$830,864,737

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
^^	Collateralized by U.S. government securities, 2.38%, 4-30-2020, fair value including accrued interest is $10,302,005.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BHAC	Berkshire Hathaway Assurance Corporation
DRIVER	Derivative inverse tax-exempt receipts
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
GNMA	Government National Mortgage Association
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PUTTER	Puttable tax-exempt receipts
RDA	Redevelopment Authority
ROC	Reset option certificates
SPA	Standby purchase agreement

Wells Fargo National Tax-Free Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2018 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$834,855,500	$0	$834,855,500
Repurchase agreements	0	10,100,000	0	10,100,000

Total assets	$0	$844,955,500	$0	$844,955,500

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Treasury Plus Money Market Fund	Portfolio of investments — April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^: 57.44%
Bank of Nova Scotia, dated 4-30-2018, maturity value $210,010,033 (1)	1.72%	5-1-2018	$210,000,000	$210,000,000
Barclays Capital Incorporated, dated 4-30-2018, maturity value $200,009,556 (2)	1.72	5-1-2018	200,000,000	200,000,000
BNP Paribas, dated 3-2-2018, maturity value $200,565,944 (3)	1.67	5-2-2018	200,000,000	200,000,000
BNP Paribas, dated 4-30-2018, maturity value $572,127,175 (4)	1.71	5-1-2018	572,100,000	572,100,000
Citigroup Global Markets Incorporated, dated 4-26-2018, maturity value $250,081,181 (5)	1.67	5-3-2018	250,000,000	250,000,000
Deutsche Bank Securities, dated 4-30-2018, maturity value $500,024,028 (6)	1.73	5-1-2018	500,000,000	500,000,000
Fixed Income Clearing Corporation, dated 4-30-2018, maturity value $1,500,072,500 (7)	1.74	5-1-2018	1,500,000,000	1,500,000,000
Goldman Sachs & Company , dated 4-30-2018, maturity value $200,006,944 (8)	1.25	5-1-2018	200,000,000	200,000,000
HSBC Securities USA Incorporated, dated 4-30-2018, maturity value $500,023,750 (9)	1.71	5-1-2018	500,000,000	500,000,000
ING Financial Markets LLC, dated 4-30-2018, maturity value $150,007,208 (10)	1.73	5-1-2018	150,000,000	150,000,000
JPMorgan Securities, dated 4-2-2018, maturity value $550,757,625 (11) ¢øø§	1.71	5-1-2018	550,000,000	550,000,000
JPMorgan Securities, dated 4-30-2018, maturity value $360,017,100 (12)	1.71	5-1-2018	360,000,000	360,000,000
Merrill Lynch Pierce Fenner & Smith, dated 4-30-2018, maturity value $164,907,879 (13)	1.72	5-1-2018	164,900,000	164,900,000
MetLife Incorporated, dated 4-30-2018, maturity value $150,009,471 (14)	1.73	5-1-2018	150,002,263	150,002,263
Mitsubishi, dated 4-30-2018, maturity value $250,011,875 (15)	1.71	5-1-2018	250,000,000	250,000,000
Nomura, dated 4-24-2018, maturity value $200,066,111 (16)	1.70	5-1-2018	200,000,000	200,000,000
Nomura, dated 4-30-2018, maturity value $1,000,047,778 (17)	1.72	5-1-2018	1,000,000,000	1,000,000,000
Prudential, dated 4-30-2018, maturity value $258,418,811 (18)	1.75	5-1-2018	258,406,250	258,406,250
Prudential, dated 4-30-2018, maturity value $45,704,347 (19)	1.75	5-1-2018	45,702,125	45,702,125
Royal Bank of Scotland, dated 4-30-2018, maturity value $600,028,833 (20)	1.73	5-1-2018	600,000,000	600,000,000
Societe Generale, dated 4-10-2018, maturity value $250,360,417 (21)	1.73	5-10-2018	250,000,000	250,000,000

Total Repurchase Agreements (Cost $8,111,110,638)				8,111,110,638

Treasury Debt : 42.71%
U.S. Treasury Bill (z)	1.50	5-24-2018	150,000,000	149,856,920
U.S. Treasury Bill %%¤	0.00	11-1-2018	20,000,000	19,798,991
U.S. Treasury Bill (z)	1.27	5-3-2018	400,000,000	399,971,903
U.S. Treasury Bill (z)	1.39	5-10-2018	510,000,000	509,823,635
U.S. Treasury Bill (z)	1.39	5-17-2018	220,000,000	219,864,858
U.S. Treasury Bill (z)	1.46	5-31-2018	260,000,000	259,685,270
U.S. Treasury Bill (z)	1.49	6-21-2018	83,450,000	83,275,122
U.S. Treasury Bill (z)	1.55	6-7-2018	325,000,000	324,484,929
U.S. Treasury Bill (z)	1.55	6-28-2018	60,000,000	59,850,940
U.S. Treasury Bill (z)	1.58	7-5-2018	170,000,000	169,519,993
U.S. Treasury Bill (z)	1.58	7-12-2018	110,000,000	109,654,800
U.S. Treasury Bill (z)	1.61	7-19-2018	180,000,000	179,370,030
U.S. Treasury Bill (z)	1.69	6-14-2018	30,000,000	29,938,473
U.S. Treasury Bill (z)	1.77	8-9-2018	210,000,000	208,974,306
U.S. Treasury Bill (z)	1.81	8-16-2018	100,000,000	99,465,966
U.S. Treasury Bill (z)	1.85	9-6-2018	20,000,000	19,869,867
U.S. Treasury Bill (z)	1.85	8-23-2018	50,000,000	49,709,317
U.S. Treasury Bill (z)	1.92	10-4-2018	20,000,000	19,834,900
U.S. Treasury Bill (z)	1.96	9-20-2018	30,000,000	29,770,433
U.S. Treasury Note ##	0.75	9-30-2018	30,000,000	29,883,047
U.S. Treasury Note	0.88	5-31-2018	87,000,000	86,972,379
U.S. Treasury Note	0.88	10-15-2018	169,365,000	168,727,138
U.S. Treasury Note	1.00	5-31-2018	164,322,000	164,283,134
U.S. Treasury Note	1.25	10-31-2018	60,000,000	59,857,331
U.S. Treasury Note	1.25	11-30-2018	46,000,000	45,836,614
U.S. Treasury Note	1.38	9-30-2018	250,000,000	249,630,513
U.S. Treasury Note	1.38	11-30-2018	40,000,000	39,906,999
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.00%) ±	1.84	1-31-2020	430,000,000	429,817,305
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±	1.87	4-30-2020	90,000,000	89,998,810

1

Portfolio of investments — April 30, 2018 (unaudited)	Wells Fargo Treasury Plus Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Treasury Debt (continued)
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	1.89%	10-31-2019	$307,000,000	$307,070,684
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	1.90	7-31-2019	90,000,000	90,004,118
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±	1.98	1-31-2019	270,000,000	270,026,211
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.17%) ±	2.01	10-31-2018	260,000,000	259,993,434
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.17%) ±	2.01	7-31-2018	350,000,000	350,000,490
U.S. Treasury Note	2.38	5-31-2018	308,700,000	308,963,336
U.S. Treasury Note	3.88	5-15-2018	137,000,000	137,139,306
Total Treasury Debt (Cost $6,030,831,502)				6,030,831,502

Total investments in securities (Cost $14,141,942,140)	100.15%			14,141,942,140

Other assets and liabilities, net	(0.15)			(20,521,944)

Total net assets	100.00%			$14,121,420,196

^^	Collateralized by:
(1)	U.S. government securities, 0.13% to 6.75%, 4-30-2019 to 8-15-2044, fair value including accrued interest is $214,200,086.
(2)	U.S. government securities, 2.00% to 2.38%, 4-30-2020 to 11-15-2026, fair value including accrued interest is $204,000,002.
(3)	U.S. government securities, 0.00% to 7.78% , 6-7-2018 to 11-30-2022, fair value including accrued interest is $204,000,011.
(4)	U.S. government securities, 0.00% to 8.00%, 7-15-2018 to 8-15-2046, fair value including accrued interest is $583,542,000.
(5)	U.S. government securities, 0.00% to 1.38%, 6-14-2018 to 10-31-2020, fair value including accrued interest is $255,000,087.
(6)	U.S. government securities, 0.00% to 2.50%, 7-31-2018 to 2-15-2046, fair value including accrued interest is $510,000,000.
(7)	U.S. government securities, 0.75% to 3.38%, 5-15-2044 to 8-15-2047, fair value including accrued interest is $1,530,001,748.
(8)	U.S. government securities, 0.00%, 8-15-2018 to 2-15-2027, fair value is $204,000,000.
(9)	U.S. government securities, 0.13% to 0.63%, 1-15-2022 to 7-15-2027, fair value including accrued interest is $510,000,065.
(10)	U.S. government securities, 1.38% to 2.13%, 4-30-2020 to 9-30-2024, fair value including accrued interest is $153,061,224.
(11)	U.S. government securities, 0.08% to 3.63%, 4-15-2028 to 2-15-2044, fair value including accrued interest is $561,000,868.
(12)	U.S. government securities, 1.38%, 7-31-2019, fair value including accrued interest is $367,202,986.
(13)	U.S. government securities, 2.38%, 4-30-2020, fair value including accrued interest is $168,198,079.
(14)	U.S. government securities, 1.50%, 5-31-2019, fair value including accrued interest is $152,143,455.
(15)	U.S. government securities, 0.13% to 6.63%, 8-31-2019 to 2-15-2047, fair value including accrued interest is $255,000,000.
(16)	U.S. government securities, 0.00% to 8.75%, 5-15-2018 to 2-15-2043, fair value including accrued interest is $204,000,000.
(17)	U.S. government securities, 0.00% to 4.75%, 7-12-2018 to 8-5-2041, fair value including accrued interest is $1,020,000,080.
(18)	U.S. government securities, 0.00% to 1.88%, 4-30-2022 to 2-15-2026, fair value including accrued interest is $263,574,375.
(19)	U.S. government securities, 0.00% to 3.00%, 11-15-2021 to 11-15-2044, fair value including accrued interest is $46,616,168.
(20)	U.S. government securities, 0.00% to 3.38%, 5-10-2018 to 11-15-2019, fair value including accrued interest is $612,000,557.
(21)	U.S. government securities, 0.00% to 3.75%, 6-21-2018 to 2-15-2045, fair value including accrued interest is $255,000,090.
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
(z)	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.

2

Wells Fargo Treasury Plus Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2018 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Repurchase agreements	$0	$8,111,110,638	$0	$8,111,110,638
Treasury debt	0	6,030,831,502	0	6,030,831,502

Total assets	$0	$14,141,942,140	$0	$14,141,942,140

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: June 25, 2018

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: June 25, 2018

By:	/s/ Jeremey DePalma

Jeremy DePalma
Treasurer

Date June 25, 2018